As filed with the Securities and Exchange Commission on April 30, 2007

Registration No. 333-109913

811-21453

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FLEXIBLE PREMIUM VARIABLE ANNUITY – D

FORM N-4

REGISTRATION STATEMENT

Under

THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.

Post-Effective Amendment No. 4

and

REGISTRATION STATEMENT

Under

THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 5

SEPARATE ACCOUNT VA S

(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road N.E.

Cedar Rapids, IA 52499-0001

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: 319-355-8330

Darin D. Smith, Esq.

Transamerica Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499-4240

(Name and Address of Agent for Service)

Copy to:

Frederick R. Bellamy, Esq.

Sutherland, Asbill and Brennan LLP

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004-2415

Title of Securities Being Registered:         Flexible Premium Variable Annuity Policies

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2007 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

FLEXIBLE PREMIUM

VARIABLE ANNUITY – D

Issued Through

SEPARATE ACCOUNT VA S

By

TRANSAMERICA LIFE INSURANCE COMPANY

Prospectus

May 1, 2007

This flexible premium deferred annuity policy has many investment choices. There is a fixed account, which offers interest at rates that are guaranteed by Transamerica Life Insurance Company (Transamerica), and a separate account that provides a means of investing in various underlying fund portfolios. You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the separate account.

This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying funds. Please read them carefully before you invest and keep them for future reference.

If you would like more information about the Flexible Premium Variable Annuity - D, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2007. Please call us at (800) 525-6205 or write us at: Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Rd. N.E., Cedar Rapids, Iowa, 52499. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. More information about the separate account can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the policies and the underlying funds:

•	are not bank deposits

•	are not federally insured

•	are not endorsed by any bank or government agency

•	are not guaranteed to achieve their goal

•	are subject to risks, including loss of premium

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

AEGON/TRANSAMERICA SERIES TRUST – SERVICE CLASS

Subadvised by Federated Equity Management Company of Pennsylvania

Federated Market Opportunity

Subadvised by Transamerica Investment Management, LLC

Transamerica Convertible Securities

Transamerica Equity

Transamerica Money Market

Transamerica U.S. Government Securities

Subadvised by Morgan Stanley Investment Management Inc.

Van Kampen Active International Allocation

Subadvised by Van Kampen Asset Management

Van Kampen Mid-Cap Growth

AIM VARIABLE INSURANCE FUNDS – SERIES II

Managed by A I M Advisors, Inc.

AIM V.I. Basic Value Fund

AIM V.I. Core Equity Fund

AIM V.I. Mid Cap Core Equity Fund

COLUMBIA FUNDS VARIABLE INSURANCE TRUST – CLASS A SHARES

Managed by Columbia Management Advisors, Inc.

Columbia Small Cap Value Fund, Variable Series

Columbia Strategic Income Fund, Variable Series

DREYFUS VARIABLE INVESTMENT FUND – SERVICE CLASS

Managed by the Dreyfus Corporation

Dreyfus VIF – International Equity Portfolio

FEDERATED INSURANCE SERIES

Managed by Federated Equity Management Company of Pennsylvania

Federated Equity Income Fund II

FEDERATED INSURANCE SERIES – SERVICE SHARES

Managed by Federated Equity Management Company of Pennsylvania

Federated American Leaders Fund II

Federated Capital Appreciation Fund II

Federated Kaufmann Fund II

HUNTINGTON VA FUNDS

Managed by Huntington Asset Advisors, Inc.

Huntington VA Dividend Capture Fund

Huntington VA Growth Fund

Huntington VA Income Equity Fund

Huntington VA International Equity Fund

Huntington VA Macro 100 Fund

Huntington VA Mid Corp America Fund

Huntington VA Mortgage Securities Fund

Huntington VA New Economy Fund

Huntington VA Rotating Markets Fund

Huntington VA Situs Small Cap Fund

MFS® VARIABLE INSURANCE TRUSTSM – SERVICE CLASS

Managed by MFS® Investment Management

MFS Investors Growth Stock Series

MFS Research Bond Series

MFS Total Return Series

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. – CLASS II SHARES

Managed by Morgan Stanley Investment Management Inc.

The Universal Institutional Funds, Inc. Equity and Income Portfolio

The Universal Institutional Funds, Inc. Global Franchise Portfolio

VAN KAMPEN LIFE INVESTMENT TRUST – CLASS II SHARES

Managed by Van Kampen Asset Management

Van Kampen Life Investment Trust Aggressive Growth Portfolio

Van Kampen Life Investment Trust Comstock Portfolio

WANGER ADVISORS TRUST

Managed by Columbia Wanger Asset Management, L.P.

Wanger U.S. Smaller Companies

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GLOSSARY OF TERMS

Accumulation Unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value—The policy value increased or decreased by any excess interest adjustment.

Annuitant—The person on whose life any annuity payments involving life contingencies will be based.

Annuity Commencement Date—The date upon which annuity payments are to commence. The annuity commencement date may not be later than the last day of the policy month following the month after the annuitant attains age 98. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option—A method of receiving a stream of annuity payments selected by the owner.

Cash Value—The adjusted policy value less any applicable surrender charge and less any rider fees (imposed upon surrender).

Cumulative Free Percentage—For the first policy year, the cumulative free percentage is 10% of your policy value. For subsequent policy years, the cumulative free percentage is 10% of your policy value plus any unused cumulative free percentage from prior years up to a maximum of 20%. The cumulative free percentage is determined at the time of surrender, and this is only available during the accumulation phase. If you elect certain options or riders, the free percentage is not cumulative (so free percentage amounts not withdrawn in one year do not carry over to subsequent years).

Excess Interest Adjustment—A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by (or an amount was transferred to) the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon surrender (either full or partial) or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account—One or more investment choices under the policy that are part of Transamerica’s general assets and are not in the separate account.

Guaranteed Period Options—The various guaranteed interest rate periods of the fixed account which Transamerica may offer and into which premium payments may be paid or amounts transferred.

Owner—The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner in the information given to us to issue a policy.

Policy Date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value—On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•	gross partial surrenders (partial surrenders minus excess interest adjustments plus the surrender charge on the portion of the requested partial surrender that is subject to surrender charge); plus

•	interest credited to the fixed account; plus

•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus

•	service charges, rider fees, premium taxes, transfer fees and other charges, if any.

Policy Year—A policy year begins on the policy date and on each anniversary thereafter.

Separate Account—Separate Account VA S is a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Subaccount—A subdivision within the separate account, the assets of which are invested in a specified portfolio of the underlying funds.

You (Your,Policy Owner)—The owner of the policy.

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SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1.	THE ANNUITY POLICY

The flexible premium deferred variable annuity policy offered by Transamerica Life Insurance Company (Transamerica, we, us, or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: subaccounts of the separate account, and the fixed account of Transamerica. The policy is intended to accumulate money for retirement or other long-term investment purposes.

This policy offers the subaccounts that are listed in Section 3. Each subaccount invests exclusively in shares of one of the portfolios of the underlying funds. The policy value depends on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that Transamerica guarantees.

The policy, like all deferred annuity policies, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you annuitize and begin receiving regular annuity payments from your policy. The money you can accumulate during the accumulation phase will largely determine the payments you receive during the income phase.

2.	PURCHASE

You can buy this policy with $2,000 or more under most circumstances. You can add as little as $50 at any time during the accumulation phase. See Section 2 – Purchase for information on purchasing the policy.

3.	INVESTMENT CHOICES

You can allocate your premium payments to one or more of the following investment choices described in the underlying fund prospectuses:

Federated Market Opportunity – Service Class

Transamerica Convertible Securities – Service Class

Transamerica Equity – Service Class

Transamerica Money Market – Service Class

Transamerica U.S. Government Securities – Service Class

Van Kampen Active International Allocation – Service Class

Van Kampen Mid-Cap Growth – Service Class

AIM V.I. Basic Value Fund – Series II

AIM V.I. Core Equity Fund – Series II

AIM V.I. Mid Cap Core Equity Fund – Series II

Columbia Small Cap Value Fund, Variable Series – Class A Shares

Columbia Strategic Income Fund, Variable Series – Class A Shares

Dreyfus VIF – International Equity Portfolio – Service Class

Federated Equity Income Fund II

Federated American Leaders Fund II – Service Shares

Federated Capital Appreciation Fund II – Service Shares

Federated Kaufmann Fund II – Service Shares

Huntington VA Dividend Capture Fund

Huntington VA Growth Fund

Huntington VA Income Equity Fund

Huntington VA International Equity Fund

Huntington VA Macro 100 Fund

Huntington VA Mid Corp America Fund

Huntington VA Mortgage Securities Fund

Huntington VA New Economy Fund

Huntington VA Rotating Markets Fund

Huntington VA Situs Small Cap Fund

MFS Investors Growth Stock Series – Service Class

MFS Research Bond Series – Service Class

MFS Total Return Series – Service Class

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The Universal Institutional Funds, Inc. Equity and Income Portfolio – Class II Shares

The Universal Institutional Funds, Inc. Global Franchise Portfolio – Class II Shares

Van Kampen Life Investment Trust Aggressive Growth Portfolio – Class II Shares

Van Kampen Life Investment Trust Comstock Portfolio – Class II Shares

Wanger U.S. Smaller Companies

Depending upon their investment performance, you can make or lose money in any of these subaccounts.

You can also allocate your premium payments to the fixed account.

We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year and to impose restrictions and limitations on transfers.

4.	PERFORMANCE

The value of the policy will vary up or down depending upon the investment performance of the subaccounts you choose.

5.	EXPENSES

No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.

We may deduct a surrender charge of up to 6% of premium payments surrendered within five years after the premium is paid. However, after the tenth policy year, no surrender charges apply, regardless of when you made your last premium payment. We will calculate surrender charges by taking the earnings, if any, out before premium payments.

If you elect the Value Rider, we may deduct a surrender charge of up to 8% of premium payments surrendered within 7 years of the premium date.

Full surrenders, partial surrenders and transfers from a guaranteed period option of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment option from a guaranteed period option of the fixed account.

We deduct daily mortality and expense risk fees and administrative charges of 1.30% per year from the assets in each subaccount for the Return of Premium Death Benefit. An additional 0.20% fee will be charged if you elect the Annual Step-Up Death Benefit.

During the accumulation phase, we deduct an annual service charge of no more than $30 from the policy value on each policy anniversary and at the time of surrender. The charge is waived if either the policy value or the sum of all premium payments, minus all partial surrenders, is at least $50,000.

Upon full surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, which currently range from 0% to 3.50%.

If you elect the Initial Payment Guarantee rider when you annuitize, then there is a fee currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts.

If you elect the Liquidity Rider, there is a fee equal to an annual rate of 0.50% of the daily net asset value in the subaccounts. This fee is only charged for the first three years.

If you elect the Beneficiary Earnings Enhancement, there is an annual fee during the accumulation phase of 0.25% of the policy value.

If you elect the Beneficiary Earnings Enhancement – Extra II, there is an annual fee equal to 0.55% of the policy value.

The value of the net assets of the variable subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.

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6.	ACCESS TO YOUR MONEY

You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies). You may take out up to the cumulative free percentage free of surrender charges. Surrenders in excess of the cumulative free percentage may be subject to a surrender charge and an excess interest adjustment. You may also have to pay income tax and a tax penalty on any money you take out.

If you have policy value in the fixed account, you may also take out any cumulative interest credited free of excess interest adjustments.

Access to amounts held in qualified policies may be restricted or prohibited.

Surrenders are not generally permitted during the income phase unless you elect the Life with Emergency CashSM annuity payment option.

7.	ANNUITY PAYMENTS (THE INCOME PHASE)

The policy allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, the dollar amount of your payments may go up or down. However, the Initial Payment Guarantee is available as an optional rider and it guarantees a minimum amount for each payment.

8.	DEATH BENEFIT

If the sole owner and annuitant dies before the income phase begins, then the beneficiary will generally receive a death benefit. If the owner is not the annuitant, no death benefit is paid if the owner dies.

Naming different persons as owner and annuitant can affect whether the death benefit is payable and to whom amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

When you purchase the policy, you generally may choose one of the following optional guaranteed minimum death benefits:

•	Return of Premium; or

•	Annual Step-Up

Charges are lower for the Return of Premium Death Benefit.

After the policy is issued, the guaranteed minimum death benefit cannot be changed.

The death benefit is paid first to a surviving owner, if any; it is only paid to the beneficiary if there is no surviving owner.

9.	TAXES

Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. For nonqualified and certain qualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified policies, payments during the income phase are, in many cases, considered as all taxable income. If you are younger than 59 1/2 when you take money out, you may incur a 10% federal penalty tax on the taxable earnings.

10.	ADDITIONAL FEATURES

This policy has additional features that might interest you. These include but are not limited to, the following:

•

You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the “Systematic Payout Option” (“SPO”). Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

•	You can elect an optional rider at the time of annuitization that guarantees your variable annuity

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payments will never be less than a percentage of the initial payment. This feature is called the “Initial Payment Guarantee.” There is an extra charge for this rider.

•

You can elect an optional rider that reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase your policy. This feature is called the “Liquidity Rider.” There is an extra charge for this rider.

•

You can elect an optional rider that reduces the mortality and expense risk fee. You can only elect this rider at the time you purchase your policy. This feature is called the “Value Rider.” The surrender charge is higher and lasts longer if you elect this rider.

•

You can elect one of two optional riders that might pay an additional amount on top of the policy death benefit, in certain circumstances. These features are called the “Beneficiary Earnings Enhancement” (“BEE”) and the “Beneficiary Earnings Enhancement – Extra II” (“BEE-Extra II”). There is an extra charge for these riders.

•

Under certain medically related circumstances, you may surrender all or a part of the policy value without a surrender charge and excess interest adjustment. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option.”

•

Under certain unemployment circumstances, you may surrender all or a portion of the policy value free of surrender charges and excess interest adjustments. This feature is called the “Unemployment Waiver.”

•	You may generally make transfers and/or change the allocation of additional premium payments by telephone. We may restrict or eliminate this feature.

•

You can arrange to automatically transfer money (at least $500 per transfer) monthly or quarterly from certain investment choices into one or more subaccounts. This feature is known as “Dollar Cost Averaging.”

•

We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called “Asset Rebalancing.”

These features may not be available for all policies, may vary for certain policies, may not each be available in combination with other optional benefits under the policy, and may not be suitable for your particular situation.

11.	OTHER INFORMATION

Right to Cancel Period. You may return your policy for a refund, but only if you return it within a prescribed period, which is generally at least 10 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid and accumulated gains or losses in the separate account. Please note, we will not credit interest on amounts allocated to the fixed account if you return your policy for a refund during the right to cancel period. We will pay the refund within 7 days after we receive written notice of cancellation and the returned policy at our administrative and service office within the applicable period. The policy will then be deemed void.

No Probate. Usually the person receiving the death benefit under this policy will not have to go through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

Who should purchase the Policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment, market timing, or if you cannot take the risk of losing the money that you put in.

8

There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, the Value Rider, the Initial Payment Guarantee, the Liquidity Rider, the Beneficiary Earnings Enhancement, and the Beneficiary Earnings Enhancement – Extra II, make this policy appropriate for your needs.

State Variations. Certain provisions of the policies may be different than the general description in this prospectus, and certain riders and options may not be available, because of legal restrictions in your state. See your policy for specific variations since any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your agent or contact us for specific information that may be applicable to your state.

Financial Statements. Financial statements for Transamerica and the subaccounts are in the SAI. Condensed financial information for the subaccounts (those in operation before January 1, 2006) is in Appendix A to this prospectus.

12.	INQUIRIES

If you need more information or want to make a transaction, please contact us at our Administrative and Service Office:

Administrative and Service Office

Attention: Customer Care Group

Transamerica Life Insurance Company

4333 Edgewood Rd. N.E.

Cedar Rapids, IA 52499

You may check your policy at www.transamericaservice.com. Follow the logon procedures. You will need your pre-assigned Personal Identification Number (“PIN”) to access information about your policy. We cannot guarantee that you will be able to access this site. You should protect your PIN, because on-line (or telephone) options may be available and could be made by anyone who knows your PIN. We may not be able to verify that the person providing instructions using your PIN is you or someone authorized by you.

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ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES(1)

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment choices. State premium taxes may also be deducted, and excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account.

Policy Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)(2)
Base Policy	6%
Optional Value Rider(3)	8%
Optional Premium Enhancement Rider(4)	8%
Transfer Fee(5)	$0 -$10
Special Service Fee	$0 -$25

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses.

Annual Service Charge	$0 - $30 Per Policy
Separate Account Annual Expenses (as a percentage of average account value):
Base Separate Account Expenses:
Mortality and Expense Risk Fee(6)	1.15%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.30%
Optional Separate Account Expenses:
Annual Step-Up Death Benefit(7)	0.20%
Liquidity Rider(8)	0.50%
Value Rider(3)	(0.25%)
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses(9)	2.00%
Total Separate Account Annual Expenses with Lowest Optional Separate Account Expenses(10)	1.05%
Annual Optional Rider Fees:(11)
Beneficiary Earnings Enhancement(12)	0.25%
Beneficiary Earnings Enhancement – Extra II(13)	0.55%
Living Benefits Rider(14)	0.60%

The next item shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2006 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Portfolio Annual Operating Expenses(15):	Lowest	Highest
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses	0.65%	2.74%

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This Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the highest fees and expenses of any of the portfolios for the year ended December 31, 2006, and the base policy with the Annual Step-Up Death Benefit, Liquidity Rider, Beneficiary Earnings Enhancement – Extra II, and Living Benefits Rider. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example(16)	1 Year	3 Years	5 Years	10 Years
If the policy is surrendered at the end of the applicable time period.	$1136	$2255	$2998	$5458
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy.	$596	$1772	$2836	$5458

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those shown. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

For information concerning compensation paid for the sale of the policies, see “Distributor of the Policies.”

(1)	The fee table applies only to the accumulation phase. During the income phase the fees may be different than those described in the Fee Table. See Section 5, Expenses.

(2)

The surrender charge, if any is imposed, applies to each policy, regardless of how policy value is allocated among the investment choices . The surrender charge is decreased based on the number of years since the premium payment was made. If applicable, a surrender charge will only be applied to surrenders that exceed the amount available under certain listed exceptions.

If you select the Life with Emergency CashSM annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See Section 5, Expenses.

(3)	If you elect the Value Rider your mortality and expense risk fee is reduced by 0.25%, however, your surrender charge is higher and lasts longer.

(4)

If you elect the “premium enhancement” rider, the surrender charge is higher and lasts longer than under a base policy, and the amount you may withdraw each year during the accumulation phase free of surrender charge is not cumulative.

(5)

The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the investment choices . There is no fee for the first 12 transfers per policy year. For additional transfers, Transamerica may charge a fee of $10 per transfer.

(6)	The mortality and expense risk fee shown (1.15%) is for the accumulation phase with the “Return of Premium Death Benefit”.

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(7)	The fee for the Annual Step-Up Death Benefit (0.20%) is in addition to the mortality and expense risk and administrative fees.

(8)	The fee for the Liquidity Rider (0.50%) is in addition to the mortality and expense risk and administrative fees. This fee is only charged for the first three policy years.

(9)	This reflects the base separate account expenses plus the fees for the Annual Step-Up Death Benefit and the Liquidity Rider, but does not include any annual optional rider fees.

(10)	This reflects the base separate account expenses reduced by the Value Rider, but does not reflect any other optional benefits.

(11)	In some cases, riders to the policy are available that provide optional benefits that are not described in detail in this prospectus. There are additional fees (each year) for those riders.

(12)	The annual Beneficiary Earnings Enhancement fee is 0.25% of the policy value and is deducted only during the accumulation phase.

(13)	The annual Beneficiary Earnings Enhancement-Extra II fee is 0.55% of the policy value and is deducted only during the accumulation phase.

(14)

The fee is a percentage of the “principal back” total withdrawal base. The “principal back” total withdrawal base on the rider date is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date, the “principal back” total withdrawal base is equal to: the “principal back” total withdrawal base on the rider date; plus subsequent premium payments; less subsequent “principal back” adjusted partial withdrawals.

(15)

The fee table information relating to the underlying fund portfolios is for the year ending December 31, 2006 (unless otherwise noted) and was provided to Transamerica by the underlying fund portfolios, their investment advisers or managers. Transamerica has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

(16)	The Example does not reflect premium tax charges or transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.

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1.	THE ANNUITY POLICY

This prospectus describes the Flexible Premium Variable Annuity—D policy offered by Transamerica Life Insurance Company.

An annuity is a contract between you, the owner, and an insurance company (in this case Transamerica), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.

The policy is a flexible premium deferred variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.

The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional investments of $50 or more until the annuity commencement date. You are not required to make any additional investments.

The policy is a “variable” annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your investment choices. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive during the income phase from the separate account also depends upon the investment performance of your investment choices for the income phase. However, if you annuitize under the Initial Payment Guarantee, then you will receive stabilized annuity payments that will never be less than a percentage of your initial annuity payment. There is an extra charge for this rider.

The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.

2.	PURCHASE

Policy Issue Requirements

Transamerica will not issue a policy unless:

•	Transamerica receives at our administrative and services office all information needed to issue the policy;

•	Transamerica receives at our administrative and services office a minimum initial premium payment; and

•	The annuitant, owner, and any joint owner are age 85 or younger (may be lower for qualified policies).

We reserve the right to reject any application or premium payment.

Premium Payments

You should make checks for premium payments payable only to Transamerica Life Insurance Company and send them to the administrative and service office. Your check must be honored in order for Transamerica to pay any associated payments and benefits due under the policy.

Initial Premium Requirements

The initial premium payment for most policies must be at least $2,000. There is generally no minimum initial premium payment for policies issued under 403(b) policies of the Internal Revenue Code. However, your premium must be received within 90 days of the policy date or your policy will be canceled. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information. If we are unable to credit

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your initial premium payment, we will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you let us keep it and credit it as soon as possible.

The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.

There may be delays in our receipt of applications that are outside of our control (for example, because of the failure of the selling broker/dealer or sales agent to forward the application to us promptly, or because of delays in determining whether the policy is suitable for you). Any such delays will affect when your policy can be issued and your premium allocated among your investment choices.

Additional Premium Payments

You are not required to make any additional premium payments. However, you can generally make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50. We will credit additional premium payments to your policy as of the business day we receive your premium and required information at our administrative and services office. Additional premium payments must be received before the New York Stock Exchange closes to get same-day pricing of the additional premium payment.

Maximum Total Premium Payments

Cumulative premium payments above $1,000,000 for issue ages 0-75 require prior approval by Transamerica. For issue ages over 75, cumulative premium payments above $500,000 require prior approval by Transamerica.

Allocation of Premium Payments

When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.

If you allocate your premium payment to the Dollar Cost Averaging Program, you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.

You may change allocations for future additional premium payments by sending us written instructions to our administrative and services office or by telephone, subject to the limitations described below under “Telephone Transactions.” The allocation change will apply to premium payments received on or after the date we receive the change request.

You could lose the amount you allocate to the variable subaccounts.

Transamerica reserves the right to restrict or refuse any premium payment.

Policy Value

You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. Eastern time. Holidays are generally not business days.

3.	INVESTMENT CHOICES

The Separate Account

The following variable subaccounts are available under the policy for new investors. The subaccounts invest in shares of the various underlying fund portfolios. The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this policy are listed below.

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The following variable investment choices are currently offered through this policy:

AEGON/TRANSAMERICA SERIES TRUST – SERVICE CLASS

Subadvised by Federated Equity Management Company of Pennsylvania

Federated Market Opportunity(1)

Subadvised by Transamerica Investment Management, LLC

Transamerica Convertible Securities

Transamerica Equity

Transamerica Money Market

Transamerica U.S. Government Securities

Subadvised by Morgan Stanley Investment Management Inc.

Van Kampen Active International Allocation

Subadvised by Van Kampen Asset Management

Van Kampen Mid-Cap Growth

AIM VARIABLE INSURANCE FUNDS – SERIES II

Managed by A I M Advisors, Inc.

AIM V.I. Basic Value Fund

AIM V.I. Core Equity Fund

AIM V.I. Mid Cap Core Equity Fund

COLUMBIA FUNDS VARIABLE INSURANCE TRUST – CLASS A SHARES(3)

Managed by Columbia Management Advisors, Inc.

Columbia Small Cap Value Fund, Variable Series

Colubmia Strategic Income Fund, Variable Series

DREYFUS VARIABLE INVESTMENT FUND – SERVICE CLASS

Managed by the Dreyfus Corporation

Dreyfus VIF – International Equity Portfolio

FEDERATED INSURANCE SERIES

Managed by Federated Equity Management Company of Pennsylvania

Federated Equity Income Fund II

FEDERATED INSURANCE SERIES – SERVICE SHARES

Managed by Federated Equity Management Company of Pennsylvania

Federated American Leaders Fund II

Federated Capital Appreciation Fund II

Federated Kaufmann Fund II

HUNTINGTON VA FUNDS

Managed by Huntington Asset Advisors, Inc.

Huntington VA Dividend Capture Fund

Huntington VA Growth Fund

Huntington VA Income Equity Fund

Huntington VA International Equity Fund

Huntington VA Macro 100 Fund

Huntington VA Mid Corp America Fund

Huntington VA Mortgage Securities Fund

Huntington VA New Economy Fund

Huntington VA Rotating Markets Fund

Huntington VA Situs Small Cap Fund

MFS® VARIABLE INSURANCE TRUSTSM – SERVICE CLASS

Managed by MFS® Investment Management

MFS Investors Growth Stock Series

MFS Research Bond Series

MFS Total Return Series

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. – CLASS II SHARES

Managed by Morgan Stanley Investment Management Inc. (6)

The Universal Institutional Funds, Inc. Equity and Income Portfolio

The Universal Institutional Funds, Inc. Global Franchise Portfolio

VAN KAMPEN LIFE INVESTMENT TRUST – CLASS II SHARES

Managed by Van Kampen Asset Management

Van Kampen Life Investment Trust Aggressive Growth Portfolio

Van Kampen Life Investment Trust Comstock Portfolio

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WANGER ADVISORS TRUST

Managed by Columbia Wanger Asset Management, L.P

Wanger U.S. Smaller Companies

(1)	Formerly known as Federated Growth & Income

The general public may not purchase shares of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment adviser or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.

More detailed information, including an explanation of the portfolios’ fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.

Selection of Underlying Portfolios

The underlying fund portfolios offered through this product are selected by Transamerica, and Transamerica may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see “Revenue We Receive.” We review the portfolios periodically and may remove a portfolio, or limit its availability to new premiums and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners.

We have included the AEGON/Transamerica Series Trust (“ATST”) underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Fund Advisors, Inc. (“TFAI”).

We have developed this variable annuity product in cooperation with The Huntington Investment Company and its affiliates, and have included underlying fund portfolios based on their recommendations; their selection criteria may differ from our selection criteria.

You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that is available to you, including each underlying fund portfolio's prospectus, statement of additional information and annual and semi/annual reports. Other sources such as the Fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.

We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.

We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. See the SAI for more information concerning the possible addition, deletion, or substitution of investments.

We also reserve the right to limit the number of subaccounts you are invested in at any one time.

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The Fixed Account

Premium payments allocated and amounts transferred to the fixed account become part of Transamerica’s general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts.

While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of a guaranteed period option, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Full and partial surrenders and transfers from a guaranteed period option of the fixed account are generally subject to an excess interest adjustment (except at the end of the guaranteed period). This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum, however.

We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law at the time the policy is issued.

If you select the fixed account, your money will be placed with Transamerica’s other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of each annuity payment you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase.

We reserve the right to refuse any premium payment to the fixed account.

Transfers

During the accumulation phase, you may make transfers to or from any subaccount or to the fixed account within certain limitations.

Transfers out of a guaranteed period option of the fixed account are limited to the following:

•	Transfers at the end of a guaranteed period. No excess interest adjustment will apply.

•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.

•

Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year is 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer.

Each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfers must be received while the New York Stock Exchange is open to get same-day pricing of the transaction.

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We reserve the right to prohibit transfers to the fixed account.

The number of transfers permitted may be limited and a $10 charge per transfer may apply.

During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

Transfers made by telephone are subject to limitations described below under “Telephone Transactions.”

Market Timing and Disruptive Trading

Statement of Policy. This variable insurance product was not designed for the use of market timers or frequent or disruptive traders. Such transfers may be harmful to the underlying fund portfolios and increase transaction costs.

Market timing and disruptive trading among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other policy owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include:

(1)	dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

(2)	an adverse effect on portfolio management, such as:

(a)	impeding a portfolio manager’s ability to sustain an investment objective;

(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or

(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and

(3)	increased brokerage and administrative expenses.

These costs are borne by all policy owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing or disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine you are engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners (or others having an interest in the

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variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio's operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some policy owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected.

In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

•	impose redemption fees on transfers;

•

expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or

•	provide a certain number of allowable transfers in a given period.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by policy owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment choices available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such policy owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state

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regulatory bodies and court orders that we cannot predict.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other policy owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment choices under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Policy owners should be aware that we may not have the contractual ability or the operational capacity to monitor policy owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. Accordingly, policy owners and other persons who have material rights under our variable insurance products should assume that any protection they may have against potential harm from market timing and disruptive trading is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading in certain subaccounts.

Policy owners should be aware that we are required to provide to an underlying fund portfolio or its designee, promptly upon request, certain information about the trading activity of individual policy owners, and to restrict or prohibit further purchase or transfers by specific policy owners identified by an underlying fund portfolio as violating the frequent trading policies established for that portfolio.

Omnibus Orders. Policy owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment choices correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and

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thereby delay or prevent us from implementing your request.

4.	PERFORMANCE

Transamerica periodically advertises performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges or fees for any optional riders. The deduction of any applicable premium taxes, surrender charges or rider fees would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges.

Third, in addition, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.

We also may, from time to time, include in our advertising and sales materials, the performance of other funds or accounts managed by the subadviser, the performance of predecessors to the underlying fund portfolios, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs based on selected tax brackets.

Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as fees for optional benefits); performance figures would be lower if these charges were included.

5.	EXPENSES

There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

Surrender Charges

During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified policies). We may apply a surrender charge to compensate us for expenses relating to sales, including commissions to registered representatives and other promotional expenses.

You can surrender up to the cumulative free percentage free of surrender charges. You might have to pay a surrender charge, which is a contingent deferred sales charge, on surrenders in excess of the cumulative free percentage.

The following schedule shows the surrender charges that apply to the base policy during the five years following payment of each premium payment:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 – 1	6%
1 – 2	6%
2 – 3	6%
3 – 4	4%
4 – 5	2%
more than 5	0%

For example, assume your premium is $100,000 and your policy value is $106,000 at the beginning of the second policy year and you surrender $30,000. Since that amount is more than your cumulative free percentage ($21,200), you would pay a surrender charge of $528 on the remaining $8,800 [6% of ($30,000 - $21,200)].

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Likewise, assume your policy value is $80,000 (premium payments $100,000) at the beginning of the second policy year and you surrender your policy. You would pay a surrender charge of $5,040 [6% of ($100,000 – ($80,000 x 20%))].

After the tenth policy year, no surrender charges apply, regardless of when you made your last premium payment.

You generally can choose to receive the full amount of a requested partial surrender by directing us to deduct any applicable surrender charge (and any applicable excess interest adjustment) from your remaining policy value. You receive your cash value upon full surrender. For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium is considered to be surrendered next.

Surrender charges are waived if you withdraw money under the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver.

Keep in mind that surrenders may be taxable and, if made before age 59 1/2, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from taxable earnings first.

An optional rider is available which reduces the number of years a surrender charge applies to each premium payment. See Section 10, Liquidity Rider.

Life with Emergency CashSM Surrender Charge. If you select the Life with Emergency CashSM annuity payment option, then you can surrender your policy even after annuity payments have begun. However, there is a surrender charge during the first four years after the annuity commencement date. The following schedule shows the current surrender charge:

Number of Years Since Annuity Commencement Date	Surrender Charge (as a percentage of adjusted policy value)
0 – 1	4%
1 – 2	3%
2 – 3	2%
3 – 4	1%
more than 4	0%

We can change the surrender charge, and you will be subject to whatever surrender schedule is in effect at the time you annuitize under the Life with Emergency CashSM annuity payment option.

Note carefully the following three things about this surrender charge:

•	this surrender charge is measured from the annuity commencement date and not from the premium payment date;

•	this surrender charge is a percentage of the adjusted policy value applied to the Life with Emergency CashSM annuity payment option, and not a percentage of premium; and

•	under this payment option, there is no cumulative free percentage.

Value Rider Surrender Charge. The following schedule shows the surrender charges that apply during the seven years following each premium payment if you elect the Value Rider:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0-1	8%
1-2	8%
2-3	6%
3-4	6%
4-5	5%
5-6	4%
6-7	2%
more than 7	0%

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Excess Interest Adjustment

Surrenders and transfers from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also be made to amounts applied to an annuity payment option.

Mortality and Expense Risk Fee

We charge a fee as compensation for bearing certain mortality and expense risks under the policy. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the policy. We may also pay distribution expenses out of this charge. This fee is assessed daily based on the net asset value of each subaccount.

During the accumulation phase: for the Return of Premium Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.15%; and for the Annual Step-Up Death Benefit, the daily mortality and expense risk fee is 0.20% higher, at an annual rate of 1.35%. During the income phase, the daily mortality and expense risk fee for these benefits is at an annual rate of 1.10%.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use our profit or surplus for any proper purpose, including distribution expenses.

Administrative Charges

We deduct an administrative charge to cover the costs of administering the policies (including certain distribution-related expenses). This charge is equal to an annual rate of 0.15% of the daily net asset value of each subaccount during both the accumulation phase and the income phase.

In addition, an annual service charge of $30 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.

Premium Taxes

Some states assess premium taxes on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:

•	you begin receiving annuity payments;

•	you surrender the policy; or

•	a death benefit is paid.

Generally, premium taxes range from 0% to 3.50%, depending on the state.

Federal, State and Local Taxes

We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.

Special Service Fees

We will deduct a charge for special services, such as overnight delivery.

Transfer Fee

You are generally allowed to make 12 free transfers per year before the annuity commencement date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing and Dollar Cost Averaging transfers do not count as one of your 12 free transfers per year. All transfer requests made at the same time are treated as a single request.

Initial Payment Guarantee

If you elect the Initial Payment Guarantee at the time of annuitization, there is a daily rider fee currently at an

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annual rate of 1.25% of the daily net asset value. The rider fee may be higher or lower at the time you annuitize and elect the rider.

Liquidity Rider

If you elect the Liquidity Rider, there is a rider fee at an annual rate of 0.50% of the daily net asset value for the first three policy years.

Beneficiary Earnings Enhancement

If you elect the Beneficiary Earnings Enhancement, there is an annual rider fee during the accumulation phase of 0.25% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider during the accumulation phase.

Beneficiary Earnings Enhancement - Extra II

If you elect the Beneficiary Earnings Enhancement – Extra II, there is an annual rider fee during the accumulation phase of 0.55% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider during the accumulation phase.

Portfolio Fees and Expenses

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolio. The lowest and highest fund expenses for the previous calendar year are found in the “Annuity Policy Fee Table” section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.

Revenue We Receive

We (and our affiliates) may directly or indirectly receive payments from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive three types of payments:

•

Rule 12b-1 Fees. Effective May 1, 2007 our affiliate Transamerica Capital, Inc. (“TCI”) replaced our affiliate AFSG Securities Corporation as principal underwriter for the policies. TCI receives some or all of the 12b-1 fees from the funds. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.10% to 0.25% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue.

•

Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, sub-adviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment advisor or sub-advisor receives from the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). The amount of the payments we (or our affiliates) receive is based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

The following chart provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis:

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Incoming Payments to Transamerica and TCI

Fund	Maximum Fee % of assets(1)
AEGON/Transamerica Series Trust(2)	0.25%
AIM Variable Insurance Fund	0.50%
Columbia Funds Variable Insurance Trust	0.35%
Dreyfus Variable Investment Fund	0.30%
Federated Insurance Series	0.50%
MFS® Variable Insurante TrustSM	0.45%
The Universal Institutional Funds, Inc.	0.25%
Van Kampen Life Investment Trust	0.25%
Wanger Advisors Trust	0.35%

(1)

Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We may continue to receive 12b-1 fees and administrative fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we provide.

(2)

Because ATST is managed by TFAI, there are additional benefits to us and our affiliates for amounts you allocate to the ATST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other arrangements may be received from TFAI. A variety of financial and accounting methods may be used to allocate resources and profits to us. Such payments or arrangements may be entered into for a variety of purposes, such as to allocate resources to us to provide administrative services to the policyholders who invest in the ATST underlying fund portfolios. These payments or arrangements may take the form of internal credits, recognition, or cash payments. Additionally, if an ATST portfolio is sub-advised by an entity that is affiliated with us, we may retain more revenue than on those ATST portfolios that are sub-advised by non-affiliated entities. During 2006 we received $42,513,302.28 from TFAI pursuant to these arrangements. This is in addition to the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.

(2)

Because ATST is managed by an affiliate, there are additional benefits to us and our affiliates for amounts you allocate to the ATST portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant.

(3)	Dreyfus Core Bond and Dreyfus VIF – Small Company Stock Portfolio is at 0.35%.

•

Other Payments. TCI also serves as the wholesale distributor for the policies, and in that capacity directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and sub-advisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products or mutual funds that are issued by us and our affiliates. These amounts may be derived, in whole or in part, from the profits the investment advisor or sub-advisor receives from the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. Certain advisers and sub-advisers of the underlying fund portfolios (or their affiliates) (1) may pay TCI amounts up to $75,000 per year to participate in a “preferred sponsor” program that provides such advisers and sub-advisers with access to TCI’s wholesalers at TCI’s national and regional sales conferences as well as internal and external meetings and events that are attended by TCI’s wholesalers; and/or other TCI employees (2) may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies; and (3) may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to cooperate with their promotional efforts. The amounts may be significant and provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.

For the calendar year ended December 31, 2006, TCI received revenue sharing payments ranging from $1,475 to $40,725(for a total of $291,627) from the following Fund managers and/or sub-advisers to participate in TCI’s events: Legg Mason, T. Rowe Price Associates Inc., Transamerica Investment Management, Van Kampen Investments, Janus Capital Management, Jennison Associates, Pacific Investment Management Company LLC, MFS Investment Management, Evergreen Investments, Marsico Capital Management, Lehman Brothers/Neuberger Berman and American Century Investment Management, AIM Funds, Alliance Bernstein, Federated Funds, Fidelity Funds, ING Clarion and Merrill Lynch.

Please note some of the aforementioned managers and/or subadvisors may not be associated with underlying fund portfolios currently available in this product.

Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1)that we and our affiliates incur in promoting, marketing, and administering the policy, and (2)that we incur, in our role as intermediary, in

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promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.

For further details about the compensation payments we make in connection with the sale of the policies, see “Distributor of the Policies” in this prospectus.

6.	ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your policy in the following ways:

•	by making a surrender (either a full or partial surrender); or

•	by taking systematic payouts.

Surrenders

If you take a full surrender, you will receive your cash value.

If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment choices in proportion to the policy value. You may take out up to the cumulative free percentage free of surrender charges each year. Remember that any surrender you take will reduce the policy value, and might reduce the amount of the death benefit. See Section 8, Death Benefit, for more details. A surrender may also reduce other benefits.

Surrenders may be subject to a surrender charge. Surrenders from the fixed account may also be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.

Surrenders from qualified policies may be restricted or prohibited.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial, unless you elect a Life with Emergency CashSM payment option.

Delay of Payment and Transfers

Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive all required information at our administrative and service office. We may defer such payments from the separate account if:

•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;

•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or

•	the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a policy owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium payment check has cleared your bank.

Excess Interest Adjustment

Money that you transfer out of or surrender from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a transfer

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or surrender (either full or partial), if interest rates set by Transamerica have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value on surrender or transfer. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value on surrender or transfer.

Any amount surrendered from a guaranteed period option in excess of the cumulative interest credited is generally subject to an excess interest adjustment. An excess interest adjustment may also be made on amounts applied to an annuity payment option.

There will be no excess interest adjustment on any of the following:

•	surrenders of cumulative interest credited;

•	Nursing Care or Terminal Condition Withdrawal Option surrenders;

•	Unemployment Waiver surrenders;

•	surrenders to satisfy any minimum distribution requirements; and

•	Systematic Payout Option payments, which do not exceed the cumulative interest credited at the time of payment.

Please note that in these circumstances, you will not receive a higher cash value if interest rates have fallen, nor will you receive a lower cash value if interest rates have risen.

The excess interest adjustment may vary for certain policies and may not be applicable for all policies.

7.	ANNUITY PAYMENTS

(THE INCOME PHASE)

You choose the annuity commencement date. You can change this date by giving us notice with the information we need . New annuity commencement dates less than 30 days after we receive notice of the change require prior approval. The latest annuity commencement date generally cannot be after the policy month following the month in which the annuitant attains age 98. The earliest annuity commencement date is 30 days after you purchase your policy.

Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse continues the policy).

Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant’s death, the beneficiary will receive any remaining guaranteed payments.

Annuity Payment Options

The policy provides several annuity payment options that are described below. You may choose any combination of annuity payment options. We will use your adjusted policy value to provide these annuity payments. If the adjusted policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

If you choose to receive fixed payments, then the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable annuity payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s) that you select. The dollar amount of each variable payment after the first may increase, decrease or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual

27

investment performance (net of fees and expenses), is lower than the assumed investment return, the amount of the variable annuity payments would decrease. Please note that these changes only occur annually under the Initial Payment Guarantee. A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.

The annuity payment options are explained below. Options 1 and 2 are fixed only. Options 3 and 4 can be fixed or variable.

Payment Option 1—Income for a Specified Period. We will make level payments only for a fixed period. No funds will remain at the end of the period.

Payment Option 2—Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

Payment Option 3—Life Income. You may choose between:

•	No Period Certain (fixed or variable)—Payments will be made only during the annuitant’s lifetime.

•	10 Years Certain (fixed or variable)—Payments will be made for the longer of the annuitant’s lifetime or ten years.

•

Guaranteed Return of Policy Proceeds (fixed only)—Payments will be made for the longer of the annuitant’s lifetime or until the total dollar amount of payments we make to you equals the amount applied to this option.

•

Life with Emergency CashSM (fixed only)—Payments will be made during the annuitant’s lifetime. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuty payment option. The Life with Emergency CashSM benefit will continue through age 100 of the annuitant.

The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies the death benefit ceases on the date the annuitant reaches the IRS age limitation.

Payment Option 4—Joint and Survivor Annuity. You may choose between:

•	No Period Certain (fixed or variable) —Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

•

Life with Emergency CashSM (fixed only)—Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency CashSM benefit will continue through age 100 of the surviving joint annuitant.

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The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the surviving joint annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies the death benefit ceases on the date the surviving joint annuitant reaches the IRS joint age limitation.

Other annuity payment options may be arranged by agreement with Transamerica. Some annuity payment options may not be available for all policies. If your policy is a qualified policy, payment options 1 and 2 may not satisfy minimum required distributions rules. Consult a tax advisor before electing either of these options.

NOTE CAREFULLY:

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and the annuitant dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	we may make only one (two, three, etc.) annuity payments.

IF:

•	you choose Income for a Specified Period, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and

•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments may continue to a new payee, or their present value may be paid in a single sum.

However, IF:

•	you choose Life with Emergency CashSM; and

•	the annuitant dies before age 101;

THEN:

•	the Life with Emergency CashSM death benefit will be paid.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving payments is responsible for keeping Transamerica informed of his/her current address.

You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels). If you do not elect an annuity payment option, the default option will generally be Option 3 Life with 10 Years Certain, and all optional benefits (including guaranteed minimum death benefits and living benefits) will terminate.

8.	DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option, or may choose to receive a lump sum.

When We Pay A Death Benefit

We will pay a death benefit IF:

•	you are both the annuitant and sole owner of the policy; and

•	you die before the annuity commencement date.

We will pay a death benefit to you (owner) IF:

•	you are not the annuitant; and

•	the annuitant dies before the annuity commencement date.

If the only person receiving the death benefit is the surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit. All current surrender charges will be waived.

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When We Do Not Pay A Death Benefit

We will not pay a death benefit IF:

•	you are not the annuitant; and

•	you die prior to the annuity commencement date.

Please note distribution requirements apply to the policy value upon the death of any owner. Generally, the new owner (unless it is the deceased owner’s spouse) must surrender the policy within five years of your death for the adjusted policy value minus any applicable rider fees. These requirements are detailed in the SAI.

Deaths After the Annuity Commencement Date

The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:

•	you are not the annuitant; and

•	you die on or after the annuity commencement date; and

•	the entire interest in the policy has not been paid;

THEN:

•	the remaining portion of such interest in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

IF:

•	annuity payments are being made under the Life with Emergency CashSM; and

•	the annuitant dies before age 101 (or earlier, if a qualified policy);

THEN:

•	a Life with Emergency CashSM death benefit will be paid.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option you chose when you bought the policy. The death benefit will generally be the greatest of:

•	policy value on the date we receive the required information at our administrative and service office; or

•

cash value on the date we receive the required information at our administrative and service office (this will be more than the policy value if there is a positive excess interest adjustment that exceeds the surrender charge); or

•	guaranteed minimum death benefit (discussed below), plus premium payments (after the date of death), less gross partial surrenders from the date of death to the date the death benefit is paid.

Please Note, the death benefit terminates upon annuitization and there is a mandatory annuitization date.

Guaranteed Minimum Death Benefit

At the time you purchase your policy, you generally may choose one of the guaranteed minimum death benefit options listed below (age limitations may apply).

After the policy is issued, you cannot make an election and the death benefit cannot be changed.

A.	Return of Premium Death Benefit

The Return of Premium Death Benefit is:

•	total premium payments; less

•	any adjusted partial surrenders as of the date of death.

The Return of Premium Death Benefit will be in effect if you do not choose the other option when you purchase your policy. The charges are lower for this option.

B.	Annual Step-Up Death Benefit

On each policy anniversary before your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. The death benefit is equal to:

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•	the largest policy value on the policy date or on any policy anniversary before the earlier of the date of the annuitant’s death or the annuitant’s 81st birthday; plus

•	any premium payments since that date; minus

•	any adjusted partial surrenders since that date.

The Annual Step-Up Death Benefit is not available if the annuitant is 76 or older on the policy date. There is an extra charge for this death benefit (an extra 0.20% annually).

The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies.

Adjusted Partial Surrender

When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total premium payments. We have included a detailed explanation of this adjustment in the SAI. This is referred to as “adjusted partial surrender” in your policy.

9.	TAXES

NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. We have included an additional discussion regarding taxes in the SAI.

Annuity Policies in General

Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until taken out. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes and tax deferral will not apply.

There are different rules as to how you will be taxed depending on how you take the money out and the type of policy—qualified or nonqualified.

You will generally not be taxed on increases in the value of your policy until a distribution occurs (either as a surrender or as annuity payments).

Qualified and Nonqualified Policies

If you purchase the policy under an individual retirement annuity, a 403(b) plan, a pension plan, or specially sponsored program, your policy is referred to as a qualified policy.

Qualified policies are issued in connection with the following:

•

Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the policy. A Roth IRA also allows individuals to make contributions to the policy, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.

•

Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the policy on a pre-tax basis.

•	Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their

31

employees or themselves and make contributions to the policy on a pre-tax basis.

•	Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the policy.

There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions you can make to a qualified policy. Other restrictions may apply including terms of the plan in which you participate.

Optional death benefit features in some cases may exceed the greater of the premium payments or the policy value. Such a death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because an optional death benefit may exceed this limitation, anyone using the policy in connection with such plans should consult their tax adviser before purchasing an optional death benefit. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.

If you purchase the policy as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your policy is referred to as a nonqualified policy.

Surrenders—Qualified Policies

There are special rules that govern qualified policies. Generally, these rules restrict:

•	the amount that can be contributed to the policy during any year;

•	the time when amounts can be paid from the policy; and

•	the amount of any death benefit that may be allowed.

In the case of a surrender under a qualified policy, a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the contract” to your total account balance or accrued benefit under the retirement plan. Your “investment in the contract” generally equals the amount of any non-deductible purchase payments made by you or on your behalf. In some cases, your “investment in the contract” can be zero.

In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policy. We have provided more information in the SAI.

We may make available under the policy certain guaranteed minimum withdrawal and other optional benefits. The tax rules for qualified policies may limit the value of these optional benefits. For example, if your qualified policy contains a guaranteed minimum withdrawal benefit rider, certain rules may apply. If you elect a guaranteed minimum withdrawal benefit and your minimum required distribution amount exceeds your guaranteed withdrawal amount, you will have to withdraw more than the guaranteed withdrawal amount to avoid imposition of a 50% excise tax. It is not clear whether guaranteed minimum withdrawal benefit payments made during the settlement phase will be taxed as withdrawals or as annuity payments. In view of this uncertainty, we will apply the non-annuity rules for determining minimum required distributions, meaning that a percentage of the value of all benefits under the contract will need to be withdrawn each year. The value may have to include the value of enhanced death benefits and other optional contract provisions such as the guaranteed minimum withdrawal benefit rider itself.

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If you are attempting to satisfy minimum required distribution rules through partial surrenders, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed.

The Internal Revenue Code generally requires that interests in a qualified policy be nonforfeitable. If your policy contains a bonus rider with a recapture, forfeiture, or “vesting” feature, it may not be consistent with those requirements. Consult a tax advisor before purchasing a bonus rider as part of a qualified policy.

You should consult your legal counsel or tax adviser if you are considering purchasing an enhanced death benefit or other optional rider, or if you are considering purchasing a policy for use with any qualified retirement plan or arrangement.

Surrenders—403(b) Policies

The rules described above for qualified policies generally apply to 403(b) policies. However, specific rules apply to surrenders from certain 403(b) policies. Surrenders can generally only be made when an owner:

•	reaches age 59 1/2;

•	leaves his/her job;

•	dies;

•	becomes disabled (as that term is defined in the Internal Revenue Code); or

•	declares hardship. However, in the case of hardship, the owner can only surrender the premium payments and not any earnings.

Defaulted loans from Code Section 403(b) arrangements, and pledges and assignments of qualified policies generally are taxed in the same manner as surrenders from such policies. Please refer to the SAI for further information applicable to distributions from 403(b) policies.

Surrenders—Nonqualified Policies

The information above describing the taxation of qualified policies does not apply to nonqualified policies. If you take a partial withdrawal or surrender (including systematic payouts and payouts under an optional feature, if any) from a nonqualified policy before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from earnings and then from your premium payments. If your policy contains an excess interest adjustment feature (also known as a market value adjustment), then your account value immediately before the surrender may have to be increased by any positive excess interest adjustments that result from the surrender. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and you may want to discuss the potential tax consequences of an excess interest adjustment with your tax advisor. When you make a surrender you are taxed on the amount of the surrender that is earnings. If you make a surrender, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the contract,” which is generally your premiums paid (adjusted for any prior surrenders or portions thereof that were not taxable). In general, loans, pledges, and assignments are taxed in the same manner as partial withdrawals and surrenders. Different rules apply for annuity payments. See “Annuity Payments” below.

The Internal Revenue Code also provides that surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty tax. They include, among others, any amounts:

•	paid on or after the taxpayer reaches age 59 1/2;

•	paid after an owner dies;

•	paid if the taxpayer becomes disabled (as that term is defined in the Internal Revenue Code);

•	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

•	paid under an immediate annuity; or

•	which come from premium payments made prior to August 14, 1982.

If your nonqualified policy contains a guaranteed minimum withdrawal benefit rider, certain rules may apply. It is not clear whether guaranteed minimum withdrawal benefit payments made during the

33

settlement or income (payout) phase may be taxed as either withdrawals or annuities. In view of this uncertainty, we intend to adopt a conservative approach and treat guaranteed minimum withdrawal payments during the settlement phase under nonqualified policies as withdrawals. Consult a tax advisor before purchasing a guaranteed minimum withdrawal benefit rider or option.

All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of the death of the annuitant. Generally, such amounts should be includable in the income of the recipient:

•	if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; or

•	if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

•

Fixed payments—by dividing the “investment in the contract” on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

•

Variable payments—by dividing the “investment in the contract” on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income.

If you select more than one annuity payment option, special rules govern the allocation of the policy’s entire “investment in the contract” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the contract” as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction in your tax return.

You should consult a tax advisor before electing the Initial Payment Guarantee or a feature with stabilized payments.

Guaranteed Minimum Withdrawal Benefits

We may make available, as options under the policy, certain guaranteed minimum withdrawal and other optional benefits. If your policy contains a guaranteed minimum withdrawal benefit rider, the application of certain tax rules, particularly those rules relating to distribution from your policy, are not entirely clear. The tax rules for qualified policies may limit the value of these optional benefits. In view of this uncertainty, you should consult a tax advisor before purchasing a guaranteed minimum withdrawal benefit rider for a qualified policy.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the

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underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The policy must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity. These diversification and distribution requirements are discussed in the SAI. We may modify the policy to attempt to maintain favorable tax treatment.

Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Policy, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax

Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

Annuity Purchases by Residents of Puerto Rico

The Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.

Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation, regulation or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the policy.

We have the right to modify the policy to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity policy owners currently receive.

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Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax advisor prior to selecting any optional benefit under the policy.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain underlying fund portfolios to foreign jurisdictions to the extent permitted under Federal tax law.

10.	ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the accumulation phase) to receive regular payments from your policy by using the Systematic Payout Option. Under this option, you can receive up to 10% (annually) of your policy value.

This amount may be taken free of surrender charges. Any payment in excess of the cumulative interest credited at the time of the payment may be subject to an excess interest adjustment.

Payments can be made monthly, quarterly, semi-annually, or annually and will not begin until one payment period from the date we receive your instructions at our administrative and service office. Each payment must be at least $50. Monthly and quarterly payments must be made by electronic funds transfer directly to your checking or savings account.

If you request an additional surrender while a Systematic Payout Option is in effect, the Systematic Payout Option will terminate.

There is no charge for this benefit.

Initial Payment Guarantee

You may only elect to purchase the Initial Payment Guarantee at the time you annuitize your policy. You cannot delete this payment guarantee (or eliminate the charge for it) after you have elected it. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.

The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.

With the Initial Payment Guarantee, you receive stabilized annuity payments that are guaranteed to never be less than a percentage of the initial payment. The guaranteed percentage is subject to change from time to time; however once you annuitize and elect the rider, the guaranteed percentage will not change during the life of the rider. Contact us for the current guaranteed percentage.

Rider Fee. There is a charge for the Initial Payment Guarantee, which is in addition to the base product mortality and expense risk fee and administrative charge. This fee is reflected in the amount of the annuity payments that you receive if you select the Initial Payment Guarantee. It is reflected in the calculation of the annuity unit values.

The Initial Payment Guarantee fee is currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts. We can change the fee, and you pay whatever the fee is when you annuitize.

Other. The Initial Payment Guarantee uses a 5% assumed investment return to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the investment return (net of fees and expenses) exactly equals 5%. The payments will increase if actual investment

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performance (net of fees and expenses) exceeds the assumed investment return, and decrease if actual performance is below the assumed investment return (but not below the guaranteed level).

Termination. The Initial Payment Guarantee is irrevocable.

The Initial Payment Guarantee may vary for certain policies and may not be available for all policies.

Liquidity Rider

The optional Liquidity Rider reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase the policy.

Surrender Schedule. The following schedule shows the surrender charges that apply if the Liquidity Rider is elected:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 – 1	6%
1 – 2	6%
2 – 3	6%
more than 3	0%

Rider Fee. A rider fee equal to an effective annual rate of 0.50% of the daily net asset value in the separate account is deducted in calculating the accumulation unit values. Please note we may credit interest in the fixed account at a lower rate if you select this rider. The rider fee is only charged for the first three policy years.

Accumulation Unit Values. After the end of the first three policy years, the 0.50% rider fee will no longer be assessed. We intend to administer the removal of the fee by changing to a different class of accumulation units. This will result in adjusting the number of accumulation units and adjusting the unit value of the subaccounts in which you were invested at the end of the third policy year. The elimination of the fee and the adjustment in the number of accumulation units and unit values will not affect policy values.

Other. You cannot elect the Value Rider if you elect this rider.

Termination. The rider is irrevocable.

The Liquidity Rider may vary for certain policies and may not be available for all policies.

Value Rider

You may only elect the Value Rider at the time you buy your policy. If you elect the Value Rider, the mortality and expense risk fee is reduced from 1.15% annually to 0.90% annually.

Rider Fee. There is no specific charge for the Value Rider, but the surrender charge is higher and lasts longer if you elect the rider. Transamerica expects to use a portion of the mortality and expense risk fee, administrative charge and/or the surrender charge to compensate for the reduction in the mortality and expense risk fee.

Surrender Charge. If you elect the Value Rider, you can surrender up to 10% of your policy value (measured at the time of surrender) each year free of surrender charges. This free percentage is not cumulative and is determined at the time of the surrender. If you request a surrender in excess of this free percentage, you will have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount. See Section 5, Expenses for the surrender schedule.

Please note that if you elect this rider, your “free percentage” is not cumulative, unlike the base policy which has a cumulative free percentage. The non-cumulative nature of the free percentage under the rider may increase the amount of surrender charge you pay for a full or partial surrender.

Other. You cannot elect the Liquidity Rider if you elect this rider.

Termination. The rider is irrevocable.

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The Value Rider may vary for certain policies and may not be available for all policies.

Beneficiary Earnings Enhancement

The optional “Beneficiary Earnings Enhancement” pays an additional amount (based on earnings since the rider was issued) when a death benefit is payable under your policy, in certain circumstances. The Beneficiary Earnings Enhancement is only available for issue ages through age 80.

Beneficiary Earnings Enhancement Amount. The Beneficiary Earnings Enhancement is only payable if you elected the rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The Beneficiary Earnings Enhancement is equal to:

•	the Beneficiary Earnings Enhancement factor (see below); multiplied by

•	the rider earnings on the date the death benefit is calculated.

Rider earnings equal:

•	the policy value on the date the death benefit is determined; minus

•	policy value on the rider date; minus

•	premium payments after the rider date; plus

•	surrenders after the rider date that exceed the rider earnings on the date of the surrender.

No benefit is payable under the Beneficiary Earnings Enhancement if there are no rider earnings on the date the death benefit is calculated.

If you purchase your policy as part of a 1035 exchange or add the Beneficiary Earnings Enhancement after you purchase the policy, rider earnings do not include any gains before the 1035 exchange or the date the Beneficiary Earnings Enhancement is added to your policy.

The Beneficiary Earnings Enhancement factor is 40% for issue ages under 71 and 25% for issue ages 71-80 (based on the annuitant’s age.

No benefit is paid under the rider unless (a) the rider is in force, (b) a death benefit is payable on the policy, and (c) there are rider earnings when the death benefit is calculated.

For purposes of computing taxable gains, both the death benefit payable under the policy and the Beneficiary Earnings Enhancement will be considered.

Please see the SAI for an example which illustrates the Beneficiary Earnings Enhancement payable, as well as the effect of a partial surrender on the Beneficiary Earnings Enhancement.

Spousal Continuation. If a spouse, as the new owner of the policy, elects to continue the policy instead of receiving a death benefit and Beneficiary Earnings Enhancement, the spouse will receive a one-time policy value increase equal to the Beneficiary Earnings Enhancement. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider as long as he or she is under the age of 80.

Rider Fee. A rider fee, 0.25% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the Beneficiary Earnings Enhancement would not pay any benefits (because there are no rider earnings).

Termination. The rider will remain in effect until:

•	you cancel it by notifying our administrative and service office in writing,

•	the policy is annuitized or surrendered, or

•	the Beneficiary Earnings Enhancement is paid or added to the policy value under a spousal continuation.

Once terminated, the Beneficiary Earnings Enhancement may be re-elected; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is

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terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and of IRAs. Consult a tax adviser before electing this rider for any qualified plan or IRA.

Please Note: This feature terminates upon annuitization and there is a mandatory annuitization date.

The Beneficiary Earnings Enhancement may vary for certain policies and may not be available for all policies.

Beneficiary Earnings Enhancement—Extra II

The optional “Beneficiary Earnings Enhancement – Extra II” pays an additional death benefit amount when a death benefit is payable under your policy, in certain circumstances. The Beneficiary Earnings Enhancement – Extra II is only available for issue ages through age 75.

Beneficiary Earnings Enhancement – Extra II Benefit Amount. An additional death benefit is only payable if a death benefit is paid on the base policy to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:

•	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all rider fees paid since the rider date.

•	If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.

The rider benefit base at any time is equal to the policy value less any premiums added after the rider date.

The rider benefit percentage is 30% for issue ages 0 – 70 and 20% for issue ages 71 – 75 (based on the annuitant’s age).

No benefit is payable under the Beneficiary Earnings Enhancement—Extra II if the policy value on the date the death benefit is paid is less than the premium payments after the rider date.

For purposes of computing taxable gains, both the death benefit payable under the policy and the additional benefit will be considered.

Please see the SAI for an example which illustrates the additional death benefit payable as well as the effect of a partial surrender on the additional benefit.

Spousal Continuation. If a spouse, as the new owner of the policy, elects to continue the policy instead of receiving the death benefit and Beneficiary Earnings Enhancement – Extra II, the spouse will receive a one-time policy value increase equal to the Beneficiary Earnings Enhancement – Extra II. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider as long he or she is under the age of 76.

Rider Fee. A rider fee, 0.55% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the rider would not pay any benefits.

Termination. The rider will remain in effect until:

•	you cancel it by notifying our service center in writing,

•	the policy is annuitized or surrendered, or

•	the additional death benefit is paid or added to the policy value under a spousal continuation.

Once terminated, the Beneficiary Earnings Enhancement - Extra II may not be re-elected for one year.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and IRAs. Consult a tax adviser before electing this rider.

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Please Note: This feature terminates upon annuitization and there is a mandatory annuitization date.

The Beneficiary Earnings Enhancement—Extra II may vary for certain policies and may not be available for all policies.

Nursing Care and Terminal Condition Withdrawal Option

No surrender charges or excess interest adjustment will apply if you make a surrender ($1000 minimum), under certain circumstances, because you or your spouse has been:

•	confined in a hospital or nursing facility for 30 days in a row after the policy issue date; or

•	diagnosed with a terminal condition after the policy issue date (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person.

You may exercise this benefit at any time (during the accumulation phase). There is no charge for this benefit.

This benefit may vary for certain policies and may not be available for all policies.

Unemployment Waiver

No surrender charges or excess interest adjustment will apply to surrenders after you or your spouse become unemployed in certain circumstances, because you were terminated, laid off, or otherwise lost your job involuntarily. In order to qualify, you (or your spouse, whichever is applicable) must have been:

•	employed full time for at least two years prior to becoming unemployed;

•	employed full time on the policy date;

•	unemployed for at least 60 days in a row at the time of surrender;

•	must have a minimum cash value at the time of surrender of $5,000; and

•

you (or your spouse) must be receiving unemployment benefits. You must provide written proof from your State’s Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.

You may select this benefit at any time (during the accumulation phase). There is no charge for this benefit.

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person.

This benefit may vary for certain policies and may not be available for all policies.

Telephone Transactions

You may generally make transfers and change the allocation of additional premium payments by telephone IF:

•	you select the “Telephone Transfer/Reallocation Authorization” box in the policy application or enrollment information; or

•	you later complete an authorization form.

You will be required to provide certain information for identification purposes when requesting a transaction by telephone and we may record your telephone call. We may also require written confirmation of your request. We will not be liable for following telephone requests that we believe are genuine. We reserve the right to revoke your telephone transaction privileges at any time without revoking all policy owners’ telephone transfer privileges.

Telephone requests must be received while the New York Stock Exchange is open to get same-day pricing of the transaction. We may discontinue this option at any time.

We may deny telephone transaction privileges to market timers.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe circumstances or other

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emergencies. There may be interruptions in service beyond our control, and if the volume of calls is unusually high, we might not have anyone available, or lines available, to take your call.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically make transfers into one or more variable subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

There are two Dollar Cost Averaging programs available under your policy:

•	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started.

•

Special—You may elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment option into a Special Dollar Cost Averaging program.

A minimum of $500 per transfer is required. A minimum of $3,000 is required to start a 6-month program and $6,000 is required to start a 12-month program. The minimum number of transfers is 6 monthly or 4 quarterly, and the maximum is 24 monthly or 8 quarterly.

You can elect to transfer from one of the fixed or variable sources listed on the Dollar Cost Averaging election form (only fixed sources are available for special Dollar Cost Averaging programs).

A Dollar Cost Averaging program will begin once we receive the required premium. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.

NOTE CAREFULLY:

IF:

•	we do not receive all necessary information to begin an initial Dollar Cost Averaging program within 30 days of allocating the minimum required amount to a Dollar Cost Averaging program; or

•	we do not receive the minimum required amount to begin an initial Dollar Cost Averaging program within 30 days of allocating an insufficient amount;

THEN:

•	any amount in a fixed source will be transferred to the money market investment option; and

•	any amount in a variable source will remain in that variable investment option; and

•	new instructions will be required to begin a Dollar Cost Averaging program.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed and the additional premium meets the minimum requirements to start a new Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, start a new Dollar Cost Averaging program using the previous instructions.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed, and the additional premium does not meet the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, allocate the additional premium as identified in the previous Dollar Cost Averaging program.

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IF:

•	you discontinue a Dollar Cost Averaging program before its completion;

THEN:

•	we will, absent new instructions to the contrary, transfer any remaining balance directly into the subaccounts in the Dollar Cost Averaging instructions.

You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions.

There is no charge for this benefit.

The Dollar Cost Averaging Program may vary for certain policies and may not be available for all policies. See your policy for availability of the fixed account options.

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called Asset Rebalancing and can be started and stopped at any time free of charge. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue Asset Rebalancing. New instructions are required to start Asset Rebalancing. Asset Rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

11.	OTHER INFORMATION

Ownership

You, as owner of the policy, exercise all rights under the policy. You can change the owner at any time by notifying us in writing at our administrative and service office. An ownership change may be a taxable event.

Assignment

You can also generally assign the policy anytime during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment at our administrative and service office. We will not be liable for any payment or other action we take in accordance with the policy before we receive notice of the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.

Transamerica Life Insurance Company

Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company, Inc. It is engaged in the sale of life and health insurance and annuity policies. Transamerica is a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Transamerica is licensed in all states except New York, the District of Columbia and Guam.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of Transamerica.

The Separate Account

Transamerica established a separate account, called the Separate Account VA S, under the laws of the State of Iowa on November 26, 2001. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.

The separate account is registered with the SEC as a

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unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or Transamerica. Income gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to Transamerica’s other income, gains or losses.

The assets of the separate account are held in Transamerica’s name on behalf of the separate account and belong to Transamerica. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business Transamerica may conduct. The separate account may include other subaccounts that are not available under these policies.

Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying fund portfolios. The underlying fund portfolios are not limited to selling their shares to this separate account and can accept investments from any separate account or qualified retirement plan. Since the underlying fund portfolios are available to registered separate accounts offering variable annuity products of Transamerica, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this separate account and one or more of the other accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including Transamerica, agree to take any necessary steps to resolve the matter. This includes removing their separate accounts from the underlying funds. See the underlying fund portfolios' prospectuses for more details.

Exchanges and Reinstatements

You can generally exchange one annuity policy for another in a ‘tax-free exchange’ under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity and there will be a new surrender charge period and other charges may be higher (or lower) and the benefits may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).

You may surrender your policy and transfer your money directly to another life insurance company (sometimes referred to as a 1035 exchange or a trustee-to-trustee transfer). You may also request us to reinstate your policy after such an exchange by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

Voting Rights

To the extent required by law, Transamerica will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. Accordingly, it is possible for a small number of policy owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

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Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

Distributor of the Policies

Distribution and Principal Underwriting Agreement. Effective May 1, 2007, our affiliate, TCI, replaced our affiliate, AFSG, as principal underwriter for the policies. We have entered into a principal underwriting agreement with our affiliate, TCI, for the distribution and sale of the policies. We may reimburse TCI for certain expenses it incurs in the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below.) TCI markets the policies through the banking channel and serves as the wholesaler to national brokerage firms, regional and independent broker-dealers and independent financial planners.

Compensation to Broker-Dealers Selling the Policies. The policies are offered to the public through banks and broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the policies. We pay commissions through TCI to the selling firms for their sales of the policies.

A limited number of affiliated and unaffiliated broker-dealers may also be paid commissions and overrides to “wholesale” the policies, that is, to provide sales support and training to sales representatives at the selling firms. We also provide compensation to a limited number of broker-dealers for providing ongoing service in relation to the policies that have already been purchased.

The selling firms who have selling agreements with us and TCI are paid commissions for the promotion and sale of the policies according to one or more schedules. The amount and timing of commissions may vary depending on the selling agreement, but the maximum commission is 6% of premiums (additional amounts may be paid as overrides to whole salers).

To the extent permitted by NASD rules, TCI may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms. These arrangements are described further below.

The registered representative who sells you the policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a policy. Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.

Special Compensation Paid to Affiliated Firms. We and/or our affialites provide paid-in capital to TCI and pay the cost of TCI’s operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. We and/or our affiliates also provide TCI with a percentage of total commissions paid on sales of our policies and provide TCI with capital payments that are not contingent on sales.

TCI’s registered representatives and supervisors may receive non-cash compensation, such as attendance at conferences, seminars and trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, payments, loans, loan guaranties, and loan forgiveness.

Additional Compensation that We and our Affiliates Pay to Selected Selling Firms. TCI, in connection with the sales of the policies, may pay

44

certain selling firms additional cash amounts for “preferred product” treatment of the policies in their marketing programs in order to receive enhanced marketing services and increased access to their sales representatives. In exchange for providing TCI with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences, meetings, seminars, and events and/or other services they provide to us and our affiliates. To the extent permitted by applicable law, TCI and other parties may provide the selling firms with occasional gifts, meals, tickets or other non-cash compensation as an incentive to sell the policies. These special compensation arrangements are not offered to all selling firms, and the terms of such arrangements may differ between selling firms.

Special compensation arrangements are calculated in different ways by different selling firms and may be based on past or anticipated sales of the policies and other criteria. For instance, in 2006, TCI, in connection with the sales of our policies, made flat fee payments to several selling firms ranging from $932 to $500,000, and payments of between .06% and .25% on new sales. TCI also paid selling firm’s special fees based on new sales and/or assets under management.

During 2006, we and/or TCI had entered into such “preferred product” arrangements with the following selling firms:

Associated Financial Group

Atlas Securities

Bank of America

Centaurus Financial

Citizens Bank

Compass Bancshares

First Allied

Guaranty Bank

H & R Block

Huntington Investments

Jefferson Pilot

Lincoln Financial Advisers

LPL Financial

M & T Bank

Merrill Lynch

Money Concepts

Mutual of Omaha

Network Financial Group/AIG

PNC Bank

ProEquities

Questar Capital

Raymond James Financial Group

Robert W. Baird

Signator

Smith Barney/Citigroup

Stifel Nicholas

Suntrust

Transamerica Financial Advisors

UBS Financial Services

US Bancorp Piper Jaffray

Wachovia Securities/Wachovia Bank

During 2006, in conjunction with TCI, we paid the following amounts (in addition to sales commissions) to the top 10 selling firms (in terms of amounts paid):

Name of Firm	Amount Paid in 2006
Wachovia Securities/Wachovia Bank	$1,222,156
Smith Barney/Citigroup	$873,804
UBS Financial	$798,614
Linsco\Private Ledger (LPL)	$609,312
Merrill Lynch	$584,625
Raymond James Financial Group	$381,425
AG Edwards	$189,232
Huntington Investments	$185,407
M & T Bank	$114,850
US Bancorp/Piper Jaffray	$94,522

No specific charge is assessed directly to policy owners or the separate account to cover commissions and other incentives or payments described above We do intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and charges deducted under the policy and other corporate revenue.

You should be aware that a selling firm or its sales representatives may receive different compensation or

45

incentives for selling one product over another. In some cases, these payments may create an incentive for the selling firm or its sales representatives to recommend or sell this policy to you. You may wish to take such payments into account when considering and evaluating any recommendation relating to the policies.

IMSA

We are a member of the Insurance Marketplace Standards Association (IMSA). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance, and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org. in the “Consumer” section or by contacting IMSA at: 240-744-3030.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the separate account are subject. Transamerica, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Transamerica believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account, or the ability of AFSG Securities Corporation to perform its obligations under the principal underwriting agreement, or the ability of Transamerica to meet its obligations under the policy.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary of Terms

The Policy—General Provisions

Certain Federal Income Tax Consequences

Investment Experience

Beneficiary Earnings Enhancement Rider – Additional Information

Beneficiary Earnings Enhancement – Extra II Rider—Additional Information

Historical Performance Data

Published Ratings

State Regulation of Transamerica

Administration

Records and Reports

Distribution of the Policies

Voting Rights

Other Products

Custody of Assets

Legal Matters

Independent Registered Public Accounting Firm

Other Information

Financial Statements

Appendix A

Condensed Financial Information

46

APPENDIX A

CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses available on December 31, 2006. Should the total separate account expenses applicable to your policy fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by:

calling:	(800) 525-6205
writing:	Transamerica Life Insurance Company Attention: Customer Care Group 4333 Edgewood Road NE Cedar Rapids, IA 52499-0001

Subaccount	Year	2.00%
		Beginning AUV		Ending AUV		# Units
Federated Market Opportunity - Service Class(1) Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.104520 1.075738 1.000000	$ $ $	1.109690 1.104520 1.075738	17927 18220 0.00
Transamerica Convertible Securities - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.078711 1.062585 1.000000	$ $ $	1.170257 1.078711 1.062585	15307 16012 2377
Transamerica Equity - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.289501 1.131097 1.000000	$ $ $	1.370260 1.289501 1.131097	38405 43435 6612
Transamerica Money Market - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	.995255 .989110 1.000000	$ $ $	1.019419 .995255 .989110	15001 15979 3418
Transamerica U.S. Government Securities - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.003331 1.003461 1.000000	$ $ $	1.013804 1.003331 1.003461	17014 17347 3558
Transamerica U.S. Government Securities – PAM Fund – Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.003331 1.003461 1.000000	$ $ $	1.013804 1.003331 1.003461	0.00 0.00 0.00
Van Kampen Active International Allocation - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.257085 1.128544 1.000000	$ $ $	1.518271 1.257085 1.128544	33471 40793 7356
Van Kampen Mid-Cap Growth - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.090331 1.036299 1.000000	$ $ $	1.171538 1.090331 1.036299	4447 4354 0.00
AIM V.I Basic Value Fund – Series II Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.104375 1.068405 1.000000	$ $ $	1.222901 1.104375 1.068405	48137 42624 0.00
AIM V.I. Core Equity Fund - Series II Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.084435 1.052635 1.000000	$ $ $	1.237781 1.084435 1.052635	1706 2469 0.00

47

Subaccount	Year	2.00%
		Beginning AUV		Ending AUV		# Units
AIM V.I. Mid Cap Core Equity Fund - Series II Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.149113 1.092618 1.000000	$ $ $	1.250369 1.149113 1.092618	5040 6182 2346
Columbia Small Cap Value Fund, Variable Series - Class A Shares Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.208260 1.166547 1.000000	$ $ $	1.416450 1.208260 1.166547	57301 8600 6142
Columbia Strategic Income Fund, Variable Series - Class A Shares Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.071232 1.075317 1.000000	$ $ $	1.124488 1.071232 1.075317	69775 71436 10491
Dreyfus IP - Core Bond Portfolio - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.026713 1.025509 1.000000	$ $ $	1.056219 1.026713 1.025509	12666 12229 17681
Dreyfus VIF - International Equity Portfolio - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.350608 1.203605 1.000000	$ $ $	1.629515 1.350608 1.203605	23321 28196 4519
Dreyfus VIF - Limited Term High Yield Portfolio - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.071736 1.068125 1.000000	$ $ $	1.141542 1.071736 1.068125	92079 93966 11333
Dreyfus VIF - Small Company Stock Portfolio - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.127809 1.141457 1.000000	$ $ $	1.226816 1.127809 1.141457	3734 4120 3874
Federated Equity Income Fund II Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.100986 1.086695 1.000000	$ $ $	1.329192 1.100986 1.086695	11945 12828 0.00
Federated American Leaders Fund II - Service Shares Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.091001 1.062032 1.000000	$ $ $	1.245999 1.091001 1.062032	42079 42481 4680
Federated Capital Appreciation Fund II - Service Shares Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.031829 1.034853 1.000000	$ $ $	1.171309 1.031829 1.034853	47042 50613 14928
Federated Kaufmann Fund II - Service Shares Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.194971 1.099237 1.000000	$ $ $	1.342632 1.194971 1.099237	172885 80970 9421
Huntington VA Dividend Capture Fund Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.105890 1.088865 1.000000	$ $ $	1.264102 1.105890 1.088865	237621 212436 51271
Huntington VA Growth Fund Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	.998890 1.011549 1.000000	$ $ $	1.055314 .998890 1.011549	88964 90606 46851
Huntington VA Income Equity Fund Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.110890 1.100224 1.000000	$ $ $	1.226285 1.110890 1.100224	111991 91982 51178
Huntington VA International Equity Fund Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.240463 1.098111 1.000000	$ $ $	1.529500 1.240463 1.098111	42556 45634 0.00
Huntington VA Macro 100 Fund Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.132406 1.098486 1.000000	$ $ $	1.190900 1.132406 1.098486	150668 160109 8084
Huntington VA Mid Corp America Fund Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.239775 1.122266 1.000000	$ $ $	1.303471 1.239775 1.122266	165225 156236 17824

48

Subaccount	Year	2.00%
		Beginning AUV		Ending AUV		# Units
Huntington VA Mortgage Securities Fund Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.037563 1.045188 1.000000	$ $ $	1.077210 1.037563 1.045188	122,772 116834 2440
Huntington VA New Economy Fund Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.258288 1.133325 1.000000	$ $ $	1.360508 1.258288 1.133325	86547 55232 0.00
Huntington VA Rotating Markets Fund Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.159854 1.078743 1.000000	$ $ $	1.360193 1.159854 1.078743	41659 42538 14795
Huntington VA Situs Small Cap Fund Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.350947 1.181396 1.000000	$ $ $	1.388602 1.350947 1.181396	44109 34191 0.00
MFS Investors Growth Stock Series - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.063961 1.041176 1.000000	$ $ $	1.119355 1.063961 1.041176	60,226 67759 11201
MFS Research Bond Series - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.021985 1.029777 1.000000	$ $ $	1.040001 1.021985 1.029777	67116 63103 3350
MFS Total Return Series - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.078533 1.072196 1.000000	$ $ $	1.180358 1.078533 1.072196	200344 124600 0.00
The Universal Institutional Funds, Inc. Equity and Income Portfolio - Class II Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.133565 1.076704 1.000000	$ $ $	1.251176 1.133565 1.076704	200005 133586 0.00
The Universal Institutional Funds, Inc. Global Franchise Portfolio - Class II Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.192682 1.086365 1.000000	$ $ $	1.420893 1.192682 1.086365	123855 98859 0.00
Van Kampen Life Investment Trust Aggressive Growth Portfolio - Class II Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.203620 1.104851 1.000000	$ $ $	1.238168 1.203620 1.104851	23788 27685 0.00
Van Kampen Life Investment Trust Comstock Portfolio - Class II Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.143114 1.119888 1.000000	$ $ $	1.300586 1.143114 1.119888	13368 12884 0.00
Wanger U.S. Smaller Companies Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.212310 1.111409 1.000000	$ $ $	1.282178 1.212310 1.111409	55672 38154 0.00

49

Subaccount	Year	1.05%
		Beginning AUV		Ending AUV		# Units
Federated Market Opportunity - Service Class(1) Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.124444 1.084965 1.000000	$ $ $	1.140295 1.124444 1.084965	239317 221890 140793
Transamerica Convertible Securities - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.098147 1.071696 1.000000	$ $ $	1.202510 1.098147 1.071696	312039 216016 130301
Transamerica Equity - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.312737 1.140797 1.000000	$ $ $	1.408028 1.312737 1.140797	770654 513261 251420
Transamerica Money Market - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.013190 .997584 1.000000	$ $ $	1.047513 1.013190 .997584	511334 804567 204469
Transamerica U.S. Government Securities - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.021410 1.012057 1.000000	$ $ $	1.041746 1.021410 1.012057	559632 505073 447011
Transamerica U.S. Government Securities – PAM Fund – Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.021410 1.012057 1.000000	$ $ $	1.041746 1.021410 1.012057	0.00 26151 0.00
Van Kampen Active International Allocation - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.279739 1.138211 1.000000	$ $ $	1.560123 1.279739 1.138211	192788 132865 75477
Van Kampen Mid-Cap Growth - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.109981 1.045183 1.000000	$ $ $	1.203833 1.109981 1.045183	461663 302219 162363
AIM V.I Basic Value Fund – Series II Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.124288 1.077564 1.000000	$ $ $	1.256627 1.124288 1.077564	230683 195346 143770
AIM V.I. Core Equity Fund - Series II Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.103982 1.061649 1.000000	$ $ $	1.271910 1.103982 1.061649	252111 196208 136965
AIM V.I. Mid Cap Core Equity Fund - Series II Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.169822 1.101985 1.000000	$ $ $	1.284842 1.169822 1.101985	100410 37677 8609
Columbia Small Cap Value Fund, Variable Series - Class A Shares Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.230005 1.176542 1.000000	$ $ $	1.455438 1.230005 1.176542	232812 157234 116793
Columbia Strategic Income Fund, Variable Series - Class A Shares Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.090538 1.084541 1.000000	$ $ $	1.155496 1.090538 1.084541	1375477 1190486 286082
Dreyfus IP - Core Bond Portfolio - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.045224 1.034305 1.000000	$ $ $	1.085348 1.045224 1.034305	693841 475341 310780
Dreyfus VIF - International Equity Portfolio - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.374965 1.213920 1.000000	$ $ $	1.674451 1.374965 1.213920	89479 74817 54893
Dreyfus VIF - Limited Term High Yield Portfolio - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.091038 1.077273 1.000000	$ $ $	1.172978 1.091038 1.077273	312514 325335 195628

50

Subaccount	Year	1.05%
		Beginning AUV		Ending AUV		# Units
Dreyfus VIF - Small Company Stock Portfolio - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.148146 1.151247 1.000000	$ $ $	1.260660 1.148146 1.151247	41868 22677 20603
Federated Equity Income Fund II Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.120834 1.096019 1.000000	$ $ $	1.365822 1.120834 1.096019	173437 152771 85708
Federated American Leaders Fund II - Service Shares Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.110663 1.071127 1.000000	$ $ $	1.280351 1.110663 1.071127	433907 296636 208947
Federated Capital Appreciation Fund II - Service Shares Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.050427 1.043733 1.000000	$ $ $	1.203600 1.050427 1.043733	753103 760492 440603
Federated Kaufmann Fund II - Service Shares Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.216511 1.108668 1.000000	$ $ $	1.379660 1.216511 1.108668	2148156 1642783 766285
Huntington VA Dividend Capture Fund Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.125833 1.098203 1.000000	$ $ $	1.298974 1.125833 1.098203	2475204 2250362 1049563
Huntington VA Growth Fund Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.016892 1.020213 1.000000	$ $ $	1.084410 1.016892 1.020213	1543625 1262866 600915
Huntington VA Income Equity Fund Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.130903 1.109644 1.000000	$ $ $	1.260071 1.130903 1.109644	1564854 1347607 525563
Huntington VA International Equity Fund Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.259882 1.104942 1.000000	$ $ $	1.568008 1.259882 1.104942	785693 531110 69239
Huntington VA Macro 100 Fund Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.150121 1.105319 1.000000	$ $ $	1.220874 1.150121 1.105319	1053157 931107 262555
Huntington VA Mid Corp America Fund Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.262120 1.131883 1.000000	$ $ $	1.339415 1.262120 1.131883	1071046 906012 547847
Huntington VA Mortgage Securities Fund Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.053802 1.051684 1.000000	$ $ $	1.104331 1.053802 1.051684	1446318 759304 48326
Huntington VA New Economy Fund Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.280953 1.143026 1.000000	$ $ $	1.398006 1.280953 1.143026	697037 513625 161321
Huntington VA Rotating Markets Fund Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.180759 1.087986 1.000000	$ $ $	1.397684 1.180759 1.087986	182234 130549 101667
Huntington VA Situs Small Cap Fund Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.372075 1.188744 1.000000	$ $ $	1.423541 1.372075 1.188744	635673 455485 101067
MFS Investors Growth Stock Series - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.083147 1.050110 1.000000	$ $ $	1.150218 1.083147 1.050110	561715 399982 173174
MFS Research Bond Series - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.040383 1.038601 1.000000	$ $ $	1.068647 1.040383 1.038601	2139330 1415963 579645

51

Subaccount	Year	1.05%
		Beginning AUV		Ending AUV		# Units
MFS Total Return Series - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.097978 1.081378 1.000000	$ $ $	1.212903 1.097978 1.081378	1749528 1556986 640073
The Universal Institutional Funds, Inc. Equity and Income Portfolio - Class II Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.153999 1.085934 1.000000	$ $ $	1.285664 1.153999 1.085934	5107203 3850887 1616670
The Universal Institutional Funds, Inc. Global Franchise Portfolio - Class II Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.214176 1.095671 1.000000	$ $ $	1.460055 1.214176 1.095671	1619678 1258297 543563
Van Kampen Life Investment Trust Aggressive Growth Portfolio - Class II Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.225307 1.114322 1.000000	$ $ $	1.272301 1.225307 1.114322	76758 27694 22568
Van Kampen Life Investment Trust Comstock Portfolio - Class II Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.163719 1.129491 1.000000	$ $ $	1.336436 1.163719 1.129491	1093179 847967 318447
Wanger U.S. Smaller Companies Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.234150 1.120933 1.000000	$ $ $	1.317520 1.234150 1.120933	1846109 1302990 619990

(1)	Formerly known as Federated Growth & Income.

52

FLEXIBLE PREMIUM

VARIABLE ANNUITY - D

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated May 1, 2007

to the

Prospectus dated May 1, 2007

PREMIUM ENHANCEMENT RIDER

An optional “premium enhancement” rider is available at the time you buy your policy. If you elect this rider, each premium payment for the first four policy years will receive a premium enhancement that Transamerica adds to your policy value. We may change the enhancement rate at any time. Under certain circumstances, you might forfeit (or lose) the premium enhancement.

Generally, an annuity with a premium enhancement may have higher expenses than a similar annuity without a premium enhancement. Accordingly, you should always consider the expenses along with the features and enhancements to be sure any annuity meets your financial needs and goals. Because the surrender charge under the policy is higher and last longer if you elect this rider, electing this rider may be beneficial to you only if you own the policy a sufficient length of time.

All terms used that are not defined in this supplement shall have the same meanings as the same terms used in the prospectus.

The premium enhancement rider may not be available in all states at the date of this supplement. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the premium enhancement rider in your state.

Premium Enhancement Rider

You may only elect the premium enhancement rider at the time you buy your policy. If you elect the premium enhancement rider, the initial premium payment and each subsequent premium payment for the first four policy years will receive a premium enhancement which is added to the policy value. The premium enhancement is currently 1.5%; of the amount of the premium payment ;however, we may change the enhancement rate at any time. The amount of the premium enhancement is not considered a premium payment and therefore may not be included in the calculation of certain policy features. No premium enhancement will apply if the policy is canceled pursuant to the right to cancel provision.

Transamerica may take back or “recapture” the full dollar amount of any premium enhancement upon the occurrence of any of the following events:

•	exercise of the right to cancel option;

•	exercise of the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver within one year from the time we apply the premium enhancement;

•	annuitization within one year from the time we apply the premium enhancement.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Flexible Premium Variable Annuity – D dated May 1, 2007

Please note: If we recapture the premium enhancement, it will be the dollar amount that we added to the policy, not a percentage of your policy value at the time of recapture. Thus, if your policy is worth less (or more) than at the time of purchase, the effect of the recapture on your policy value on a percentage basis may be greater (or less) than the original percentage added. You bear the investment risk on the premium enhancement.

This benefit is not available if the owner or annuitant is age 71 or older on the policy date.

Rider Fee. There is no specific charge for the premium enhancement but the surrender charge is higher and lasts longer if you elect the rider. Transamerica expects to use a portion of the mortality and expense risk fee, administrative charge and/or the surrender charge to pay the premium enhancement.

Surrender Charge. You can surrender up to 10% of your policy value (measured at the time of surrender) each year free of surrender charges. This free amount is not cumulative and is determined at the time of the surrender. If you surrender money in excess of this free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.

Please note that if you elect this rider, your “free amount” is not cumulative, unlike the base policy which has a cumulative free amount. See Sections 5, EXPENSES and Section 6, ACCESS TO YOUR MONEY in the prospectus. This non-cumulative nature of the free amount may increase the amount of surrender charge you pay for a full or partial surrender.

The following schedule shows the surrender charges that apply during the seven years following payment of each premium payment if you elect the premium enhancement rider:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0-1	8%
1-2	8%
2-3	6%
3-4	6%
4-5	5%
5-6	4%
6-7	2%
more than 7	0%

Other. You cannot elect the Liquidity Rider or the Value Rider if you elect this rider.

Termination. The rider is irrevocable.

The Internal Revenue Code generally requires that interests in a qualified policy be nonforfeitable, and it is unclear whether the premium enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this policy as a qualified policy.

The premium enhancement rider may vary for certain policies and may not be available for all policies.

2

FLEXIBLE PREMIUM

VARIABLE ANNUITY - D

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2007

to the

Prospectus dated May 1, 2007

LIVING BENEFITS RIDER

You may elect to purchase the optional living benefits rider which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The living benefits rider is available during the accumulation phase but it will not be issued if the annuitant is age 81 or older. The maximum issue age may be lower if required by state law.

You should view the living benefits rider as a way to permit you to invest in variable investment choices while still having your policy value and liquidity protected to the extent provided by the living benefits rider. Please note: You cannot elect this rider if you have elected certain other optional benefits under the policy. Certain protections under the rider are available only if you hold the rider for ten years. In addition, if you elect the rider, we will monitor your policy value and we may transfer amounts back and forth between specified investment choices under the policy and the variable investment choices you choose, according to a mathematical model that we will use to assist us in managing portfolio risk and supporting the guarantees under the rider.

The living benefits rider may vary for certain policies and may not be available for all policies. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the living benefits rider.

In addition, the tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Living Benefits Rider for a qualified policy.

Guaranteed Minimum Accumulation Benefit

If you elect the living benefits rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment choices you select.

Guaranteed Future Value. We guarantee that, on the guaranteed future value date, your policy value will at least equal your guaranteed future value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date and before the guaranteed future value date, which is the tenth rider anniversary, the guaranteed future value is equal to:

•	the guaranteed future value on the rider date; plus

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Flexible Premium Variable Annuity – D dated May 1, 2007

•	a percentage of subsequent premium payments (as described below); less

•	subsequent adjusted partial withdrawals (as described below).

After the guaranteed future value date, the guaranteed future value equals zero.

Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value are is follows:

Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%

Guaranteed Future Value Adjusted Partial Withdrawals. If you take a partial withdrawal, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:

•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or

•	the gross partial withdrawal amount.

(The gross partial withdrawal amount is the amount you request, plus any surrender charges and excess interest adjustments that may be applicable.)

In other words, if your policy value is greater than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy value is less than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value will be reduced by more than the amount we reduce your policy value.

See the supplement to the SAI for examples showing the effect of hypothetical withdrawals in more detail, including withdrawals that reduce the guaranteed future value by more than the amount of the gross partial withdrawal.

Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will add an amount equal to the difference to your policy value. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.

Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. If on the guaranteed future value date, your policy value has declined to $90,000 because of negative investment performance, then we will add $10,000 ($100,000 - $90,000) to your policy value.

2

Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the policy with the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments (or if you must begin taking required minimum distribution) before the guaranteed future value date, electing the rider may not be in your best interests.

Guaranteed Minimum Withdrawal Benefit

If you elect the living benefits rider, we will provide a maximum annual withdrawal amount regardless of your policy value. This benefit is intended to provide a level of benefits regardless of the performance of the variable investment choices you select.

Withdrawal Guarantees. There are two withdrawal guarantees under this rider:

•	“principal back;” and

•	“for life.”

You can take withdrawals under either guarantee or alternate between the guarantees (your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero). Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See the SAI for examples showing the effect of hypothetical withdrawals in more detail including an excess withdrawal that reduces the total withdrawal base by a pro rata amount.

Please note:

•	Any amount withdrawn in a rider year (including any surrender charges and excess interest adjustment) in excess of the maximum withdrawal amount is an excess withdrawal.

•

The amount of your excess withdrawal will impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee on a greater than dollar-for-dollar basis. (See “Maximum Annual Withdrawal Benfits,” “Total Withdrawal Base,” and “Minimum Remaining Withdrawal Amount,” below.)

Withdrawals under the guaranteed minimum withdrawal benefit also:

•	reduce your policy value;

•	reduce your death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments; and

•	may be subject to income taxes and federal tax penalties.

Maximum Annual Withdrawal Amount. Under this benefit, you can withdraw up to:

•	7% of your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero;

Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $7,000 (7% of $100,000) each rider year for the next fourteen years and $2,000 in the year immediately thereafter so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).

3

•

or up to 5% of your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant’s 59th birthday and lasting until the annuitant’s death, unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess withdrawals” (see Adjusted Partial Withdrawals, below). All withdrawals before the annuitant’s 59th birthday are excess withdrawals for purposes of the “for life” guarantee, and a penalty tax may be assessed on amounts surrendered from the policy before the annuitant reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $5,000 (5% of $100,000) each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).

You can take withdrawals under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount and frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

Please note:

•	Withdrawals under the 5% “for life” guarantee cannot be commenced until after the annuitant’s 59th birthday.

•	Any withdrawal before the annuitant’s 59th birthday will reduce the benefits under the 5% “for life” guarantee.

•	The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).

•	Excess withdrawals may cause you to lose the benefit of the rider.

•

If you have a qualified policy, minimum required distribution rules may force you to take excess withdrawals to avoid the imposition of a 50% excise tax. You should consult a tax adviser before purchasing this rider with a qualified policy.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to:

•	the total withdrawal base on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

4

We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees.

Adjusted Partial Withdrawals. Each rider year, gross partial withdrawals (the amount that you request be withdrawn, plus any surrender charges and excess interest adjustments that may be applicable) up to the maximum annual withdrawal amount for the “principal back” and “for life” guarantees will reduce the minimum remaining withdrawal amount on a dollar-for-dollar basis but will not reduce the total withdrawal base for the “principal back” and “for life” guarantees. Gross partial withdrawals in excess of the maximum annual withdrawal amount for the “principal back” and “for life” guarantees will reduce the total withdrawal base and minimum remaining withdrawal amount for the “principal back” and “for life” guarantees by a pro rata amount (possibly to zero). Please contact us or your registered representative to obtain the supplement to the Statement of Additional Information, “Living Benefits Rider Adjusted Partial Withdrawal,” which provides examples showing the effect of a withdrawal. Excess withdrawals may cause you to lose the withdrawal guarantees under this rider.

Please note: Gross partial withdrawals of the “principal back” maximum annual withdrawal amount and any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday, will result in an excess partial withdrawal under the “for life” guarantee, and will reduce the “for life” maximum annual withdrawal amount, the “for life” total withdrawal base, and the “for life” minimum remaining withdrawal amount. Such reduction may be on a greater than dollar-for-dollar basis. The effect of a 7% “principal back” withdrawal on the “for life” benefit is illustrated below.

			5% “For Life”
Date	Policy Value before the Withdrawal	Gross Withdrawal	Total Withdrawal Base (TWB)	TWB Adjustment	Minimum Remaining Withdrawal Amount (MRWA)	MRWA Adjustment	Maximum Annual Withdrawal Amount
11/01/03	$100,000	—	$100,000.00	—	$100,000.00	—	$5,000.00
10/31/05	$95,000	$7,000.00	$97,777.78	$2,222.22	$92,888.89	$7,111.11	$4,888.89

As this illustration shows, a 7% “principal back” withdrawal reduces the 5% “for life” total withdrawal base by $2,222.22, the 5% “for life” minimum remaining withdrawal amount by $7,111.11, and the 5% “for life” maximum annual withdrawal amount by $111.11.

Living Benefits Rider Fee

A rider fee, 0.60% of the “principal back” total withdrawal base on each rider anniversary, is charged annually prior to annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).

We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.

5

Portfolio Allocation Method

If you elect the living benefits rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the living benefits rider. Using PAM, we will monitor your policy value and may transfer amounts back and forth between the PAM Transamerica U.S. Government Securities - Service Class subaccount (which invests in the Transamerica U.S. Government Securities - Service Class portfolio of the AEGON/Transamerica Series Fund, Inc.) or certain guaranteed period options of the fixed account (each a “PAM investment option” and collectively, the “PAM investment choices”) and the variable investment choices you choose. You should read the underlying fund prospectus for the variable PAM investment option(s) carefully before you elect the living benefits rider. We will transfer amounts from your variable investment choices to the PAM investment choices to the extent we deem, at our sole discretion, necessary to support the guarantees under the rider. We will transfer amounts to the PAM investment choices proportionally from all your variable investment choices. Currently, PAM transfers are being made to the PAM Transamerica U.S. Government Securities – Service Class subaccount.

PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment choices to the PAM investment choices to the extent we deem, in our sole discretion, necessary to help manage portfolio risk and support the guarantees under the living benefits rider. You should not view the living benefits rider nor PAM as a “market timing” or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment choices to the PAM investment choices, less of your policy value may be available to participate in any future positive investment performance of your variable investment choices. This may potentially provide a lower policy value than if you did not select the living benefits rider.

We will use a mathematical model to compare your policy value and the guarantees to be provided in the future. Based upon this comparison, we may transfer some or all of your policy value to or from the PAM investment choices.

You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment choices. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment option are at our discretion and may be subject to an excess interest adjustment if the transfer occurs before the end of a guarantee period. Any transfer to your variable investment choices will be allocated into your variable investment choices in proportion to the amount of policy value in each variable investment choice.

Generally, transfers to the PAM investment choices first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment choices when the policy value drops by less than 3%. If the policy value continues to fall, more transfers to the PAM investment choices will occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment choice(s) we deem appropriate. The policy value allocated to the PAM investment choices will remain there unless the performance of your chosen investment choices recovers sufficiently to enable us to transfer amounts back to your investment choices while maintaining the guarantees under the living benefits rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment choices.

6

Upgrades

Prior to the annuitant’s 86th birthday, you can upgrade the total withdrawal base and guaranteed future value to the policy value after the third rider anniversary by sending us written notice. At that time the minimum remaining withdrawal amounts will also be upgraded to the policy value and the maximum annual withdrawal amounts will be recalculated.

If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, guaranteed future value date, and its own rider fee percentage (which may be higher than your current rider fee percentage). The “principal back” and “for life” withdrawal percentages will not change. The new rider date will be the date the Company receives all necessary information.

Annuitization

If you have reached your maximum annuitization date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your maximum annual withdrawal amount.

Other

You cannot elect this rider if you have elected certain other optional benefits. Please contact us or your registered representative for more information.

Termination

The living benefits rider will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the living benefits rider (you may not terminate the rider before the third rider anniversary);

•

annuitization (however, if you have reached your mandatory annuitization date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your maximum annual withdrawal amount); or

•	termination of your policy.

Please note: This feature terminates upon annuitization and there is a mandatory annuitization date.

This supplement summarizes the Living Benefits rider. The application and operation of the Living Benefits rider are governed by the terms and conditions of the rider itself. The living benefits rider may vary for certain policies and may not be available for all policies.

7

FLEXIBLE PREMIUM

VARIABLE ANNUITY - D

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated May 1, 2007

to the

Prospectus dated May 1, 2007

FIXED ACCOUNT LIMITATIONS

Effective immediately, we will not accept any premium payment in excess of $5,000 for guaranteed period options of less than five years duration. We also will not accept any premium payment or transfer that would result in the aggregate policy value in all guaranteed period options of less than 5 years duration exceeding $5,000. Please note these limitations do not apply to the dollar cost averaging fixed account option.

This Prospectus Supplement must be accompanied

by the Prospectus for the

Flexible Premium Variable Annuity - D dated May 1, 2007

FLEXIBLE PREMIUM VARIABLE ANNUITY - D

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2007

to the

Statement of Additional Information dated May 1, 2007

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS

The following examples show the effect of withdrawals on the benefits under the living benefits rider.

Guaranteed Minimum Accumulation Benefit

Gross partial withdrawals will reduce the guaranteed future value by an amount equal to the greater of:

1)	the gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the amount of gross partial withdrawal;

B	is the policy value immediately prior to the gross partial withdrawal; and

C	is the guaranteed future value immediately prior to the gross partial withdrawal.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.

Example 1:

Assumptions:

Policy value prior to withdrawal (“PV”) = $90,000

Guaranteed future value prior to withdrawal (“GFV”) = $100,000

Gross withdrawal amount (“WD”) = $10,000

Step One. What is the pro rata value of the amount withdrawn?

1. Formula is (WD / PV) * GFV = pro rata amount

2. ($10,000 / $90,000) * $100,000 = $11,111.11

This Supplement must be accompanied or preceded

by the Statement of Additional Information for the

Flexible Premium Variable Annuity - D dated May 1, 2007

Step Two. Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?

$11,111.11 pro rata amount

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $11,111.11 = $88,888.89

Result. If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.

Example 2:

Assumptions:

PV = $120,000

GFV = $100,000

WD = $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $120,000) * $100,000 = $8,333.33

Step Two. Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?

$10,000 withdrawal

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $10,000 = $90,000

Result. If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.

Guaranteed Minimum Withdrawal Benefit

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the total withdrawal base prior to the withdrawal of the excess amount.

2

Minimum Remaining Withdrawal Amount. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum withdrawal benefit.

When a withdrawal is taken, three parts of the guaranteed minimum withdrawal benefit can be affected:

1.	Minimum remaining withdrawal amount (“MRWA”)

2.	Total withdrawal base (“TWB”)

3.	Maximum annual withdrawal amount (“MAWA”)

Example 1 (7% “principal back”):

Assumptions:

TWB = $100,000

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $7,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)

2.	$100,000 - $7,000 = $93,000.

Result. In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.

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Example 2 (7% “principal back”):

Assumptions:

TWB = $100,000

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $8,000

EWD = $1,000 ($8,000 - $7,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $8,000 - $7,000 = $1,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV – 7% WD)) * (MRWA – 7% WD)

2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48

Step Three. Which is larger, the actual $1,000 excess withdrawal amount or the $1,120.48 pro rata amount?

$1,120.48 pro rata amount

Step Four. What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (GAWA) + $1,120.48 (pro rata excess) = $8,120.48

2.	$100,000 - $8,120.48 = $91,879.52

Result. The “principal back” minimum remaining withdrawal amount is $91,879.52.

NOTE. For the guaranteed minimum withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).

New “principal back” total withdrawal base:

Step One. The total withdrawal base is only reduced by the the excess withdrawal amount or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV – 7% WD)) * TWB before any adjustments

2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82

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Step Three. Which is larger, the actual $1,000 excess withdrawal amount or the $1,204.82 pro rata amount?

$1,204.82 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $1,204.82 = $98,795.18

Result. The new “principal back” total withdrawal base is $98,795.18

New “principal back” maximum annual withdrawal amount:

Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “principal back” maximum annual withdrawal amount?

$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66

Result.	Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.

Example 3 (5% “for life”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $5,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct)

2.	$100,000 - $5,000 = $95,000.

Result.	In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.

5

Example 4 (5% “for life”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $7,000 - $5,000 = $2,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV – 5% WD)) * (MRWA – 5% WD)

2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?

$2,235.29 pro rata amount

Step Four. What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (GAWA) + $2,235.29 (pro rata excess) = $7,235.29

2.	$100,000 - $7,235.29 = $92,764.71

Result. The “for life” minimum remaining withdrawal amount is $92,764.71.

NOTE. For the guaranteed minimum withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New “for life” total withdrawal base:

Step One. The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV – 5% WD)) * TWB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?

$2,352.94 pro rata amount.

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Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $2,352.94 = $97,647.06

Result. The new “for life” total withdrawal base is $97,647.06

New “for life” maximum annual withdrawal amount:

Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “for life” maximum annual withdrawal amount?

$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35

Result.	Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.

7

STATEMENT OF ADDITIONAL INFORMATION

FLEXIBLE PREMIUM

VARIABLE ANNUITY - D

Issued through

SEPARATE ACCOUNT VA S

Offered by

TRANSAMERICA LIFE INSURANCE COMPANY

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Flexible Premium Variable Annuity - D offered by Transamerica Life Insurance Company (“Transamerica”). You may obtain a copy of the prospectus dated May 1, 2007, by calling 1-800-525-6205, or by writing to the administrative and service office, 4333 Edgewood Rd. N.E., Cedar Rapids, Iowa 52499. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectus for the policy and the underlying fund portfolios.

Dated: May 1, 2007

GLOSSARY OF TERMS

Accumulation Unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value—An amount equal to the policy value increased or decreased by any excess interest adjustments applied at the time of surrender or on the annuity commencement date.

Administrative and Service Office—Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499.

Annuitant—The person on whose life any annuity payments involving life contingencies will continue.

Annuity Commencement Date—The date upon which annuity payments are to commence. The annuity commencement date may not be later than the last day of the policy month following the month after the annuitant attains age 98. The annuity commencement date may be required to be earlier for qualified policies.

Annuity Payment Option—A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit—An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Application—A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Beneficiary—The person who has the right to the death benefit as set forth in the policy.

Business Day—A day when the New York Stock Exchange is open for business.

Cash Value—The adjusted policy value less any applicable surrender charge and less any rider fees (imposed upon surrender).

Code—The Internal Revenue Code of 1986, as amended.

Cumulative Free Percentage—The percentage (as applied to the policy value) which is available free of any surrender charge.

Excess Interest Adjustment (“EIA”)—A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by (or an amount was transferred to) the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon surrender (either full or partial) or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Excess Partial Surrender—The portion of a partial surrender (surrender) that exceeds the cumulative free percentage.

Fixed Account—One or more investment choices under the policy that are part of Transamerica’s general assets and are not in the separate account.

Guaranteed Period Options—The various guaranteed interest rate periods of the fixed account which Transamerica may offer and into which premium payments may be paid or amounts transferred.

Nonqualified Policy—A policy other than a qualified policy.

Owner (You)—The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner or a successor owner in the information that we require to issue a policy.

Policy Date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value—On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•	gross partial surrenders (partial surrenders minus excess interest adjustments plus the surrender charge on the portion of the requested partial surrender that is subject to surrender charge); plus

•	interest credited to the fixed account; plus

•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus

•	service charges, rider fees, premium taxes, transfer fees and other charges, if any.

Policy Year—A policy year begins on the policy date on which the policy becomes effective and on each anniversary thereof.

Premium Payment—An amount paid to Transamerica by the owner or on the owner’s behalf as consideration for the benefits provided by the policy.

Qualified Policy—A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account— Separate Account VA S, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Service Charge—There is an annual service charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $30, but in no event will this charge be more than 2% of the policy value.

Subaccount—A subdivision within the separate account, the assets of which are invested in a specified portfolio of the underlying funds.

Supportable Payment—The amount equal to the sum of the variable annuity unit values times the number of variable annuity units in each of the selected subaccounts.

Surrender Charge—The applicable contingent deferred sales charge, assessed on certain full surrenders or partial surrenders of premium payments to cover expenses relating to the sale of the policies.

Valuation Period—The period of time from one determination of accumulation unit and annuity unit values to the next subsequent determination of values. Such determinations shall be made on each business day.

Variable Annuity Payment(s)—Payment(s) made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice—Written notice, signed by the owner, that gives Transamerica the information it requires and is received at the administrative and service office. For some transactions, Transamerica may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements Transamerica establishes for such notices.

In order to supplement the description in the prospectus, the following provides additional information about Transamerica and the policy, which may be of interest to a prospective purchaser.

THE POLICY—GENERAL PROVISIONS

Owner

The policy shall belong to the owner upon issuance of the policy after completion of an application and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with Transamerica’s consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of the owner’s spouse in a community or marital property state.

Unless Transamerica has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

Note carefully. If the owner predeceases the annuitant, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless Transamerica has received written notice of the trust prior to the owner’s death, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy in some situations.

The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded it will take effect as of the date the owner signs the written notice, subject to any payment Transamerica has made or action Transamerica has taken before recording the change. Changing the owner does not change the designation of the beneficiary or the annuitant.

If ownership is transferred to a new owner (except to the deceased owner’s spouse) because the owner dies before the annuitant, the adjusted policy value generally must be distributed to the new owner within five years of the owner’s death, or payments must be made for a period certain or for the new owner's lifetime so long as any period certain does not exceed that new owner’s life expectancy, if the first payment begins within one year of your death.

Entire Policy

The policy, any endorsements or riders thereon, and the application, constitute the entire policy between Transamerica and the owner. All statements in the application are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the application or information provided in lieu thereof.

Misstatement of Age or Sex

If the age or sex of the annuitant or owner has been misstated, Transamerica will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by Transamerica shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by Transamerica due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to Transamerica.

Addition, Deletion, or Substitution of Investments

Transamerica cannot and does not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. Transamerica retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. Transamerica reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying funds, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in Transamerica’s judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (SEC). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from effecting an exchange between series or classes of variable annuity policies on the basis of your requests.

New subaccounts may be established when, in the sole discretion of Transamerica, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by Transamerica. Each additional subaccount will purchase shares in a mutual fund portfolio or other investment vehicle. Transamerica may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, Transamerica will notify you and request a reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, Transamerica will reinvest the amounts in the subaccount that invest in the Transamerica Money Market (or in a similar portfolio of money market instruments). If a portfolio of money market instruments is unavailable, Transamerica will reinvest the amounts in another subaccount, or in the fixed account, if appropriate.

Similarly, Transamerica will close a subaccount to new investment (either transfers or premium payments) if the corresponding portfolio closes to new investments. Any amounts that would otherwise be invested in a closed subaccount (for premium allocations, portfolio rebalancing, dollar cost averaging, automatic checking account or payroll deductions for period premiums, etc.) will, if you do not provide instructions for a new allocation be invested in the subaccount that invests in the Transameica Money Market Fund (or in a similar portfolio of money market instruments). If a portfolio of money market instruments is unavailable, Transamerica will reinvest the amounts in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, Transamerica may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, Transamerica also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying funds, or substitute a new fund for an existing fund.

Excess Interest Adjustment

Money that you surrender from, transfer out of, or apply to an annuity payment option, from the guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a surrender, if interest rates set by Transamerica have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy’s minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.

The formula which will be used to determine the excess interest adjustment is:

S*(G-C)* (M/12)

S	= Gross amount being withdrawn that is subject to the excess interest adjustment.
G	= Guaranteed interest rate applicable to S.
C

=  Current Guaranteed Interest Rate then being offered on new premium payments for the next longer guaranteed period than “M”. If this policy form or such a guaranteed period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2%.

M	= Number of months remaining in the current guaranteed period, rounded up to the next higher whole number of months.
*	= multiplication
^	= exponentiation

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Example 1 (Full Surrender, rates increase by 4%):

Single premium:	$50,000
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Full surrender:	middle of policy year 3
Policy value at middle of policy year 3	= 50,000* (1.055) ^ 2.5 = 57,161.18
Surrender charge free amount at middle of policy year 3	= 57,161.18* .30 = 17,148.35
Excess interest adjustment free amount at middle of policy year 3	= 57,161.18 - 50,000 = 7,161.18
Amount subject to excess interest adjustment	= 57,161.18 - 7,161.18 = 50,000.00
Excess interest adjustment floor	= 50,000* (1.02) ^ 2.5 = 52,537.62
Excess interest adjustment
G = .055
C = .095
M = 30
Excess interest adjustment	= S* (G-C)* (M/12)
= 50,000.00* (.055 - .095)* (30/12)
= -5,000.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to 52,537.62 - 57,161.18 = -4,623.54
Adjusted policy value	= policy value + excess interest adjustment = 57,161.18 – 4,623.54 = 52,537.64
Portion of surrender charge – free amount which is deducted from earnings	= Policy Value – Premium = 57,161.18 – 4,623.54 = 52,537.62
Portion of surrender charge – free amount which is deducted from premium	= 17,148.35 – 7,161.18 = 9,987.17
Surrender charge	= (50,000 – 9,987.17)* .06 = 2,400.77
Cash value at middle of policy year 3	= policy value + excess interest adjustment - surrender charge
= 57,161.18 – 4,623.54 – 2,400.77
= 50,136.87
Minimum cash value	= 90% * 50,000 * 1.03 ^ 2.5 – 48,451.32
The cash value of $50,136.87 is greater than the minimum of $48,451.32

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Example 2 (Full Surrender, rates decrease by 1%):

Single premium:	$50,000
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Full surrender:	middle of policy year 3
Policy value at middle of policy year 3	= 50,000* (1.055) ^ 2.5 = 57,161.18
Surrender charge free amount at middle of policy year 3	= 57,161.18* .20 = 11,432.24
Excess interest adjustment free amount at middle of policy year 3	= 57,161.18 - 50,000 = 7,161.18
Amount subject to excess interest adjustment	= 57,161.18 - 7,161.18 = 50,000.00
Excess interest adjustment floor	= 50,000* (1.02) ^ 2.5 = 52,537.62
Excess interest adjustment
G = .055
C = .045
M = 30
Excess interest adjustment	= S* (G - C)* (M/12)
= 50,000* (.055 - .045)* (30/12)
= 1,250.00
Adjusted policy value	= policy value + excess interest adjustment
= 57,161.18 + 1,250.00 = 58,411.18
Portion of surrender charge – free amount which is deducted from earnings	= Policy Value – Premium = 57,161.18 – 50,000 = 7,161.18
Portion of surrender charge – free amount which is deducted from premium	= 11,432.24 – 7,161.18 = 4,271.06
Surrender charge	= (50,000 – 4,271.06)* .06 = 2,743.74
Cash value at middle of policy year 3	= policy value + excess interest adjustment - surrender charge
= 57,161.18 + 1,250 – 2,743.74
= 55,667.44
Minimum cash value	= 90% * 50,000 * 1.03 ^ 2.5 – 48,451.32
The cash value of $55,667.44 is greater than the minimum of $48,451.32

On a partial surrender, Transamerica will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:

R - E + SC

R	= the requested partial surrender;
E	= the excess interest adjustment; and
SC	= the surrender charges on (EPW - E); where
EPW	= the excess partial withdrawal amount.

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Example 3 (Partial Surrender, rates increase by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$30,000 (requested withdrawal amount after penalties); middle of policy year 3
Policy value at middle of policy year 3	= 50,000.00 * (1.055) ^ 2.5 = 57,161.18
Excess interest adjustment free amount at middle of policy year 3	= 57,161.18 – 50,000.00 = 7,161.18
Surrender charge free amount at middle of policy year 3	= 57,161.18 * .20 = 11,432.24
Amount free of excess interest adjustment	= 7,161.18
Excess interest adjustment/surrender charge
S = 30,000 – 7,161.18 = 22,838.82
G = .055
C = .065
M = 30
E = 22,838.82 * (.055 - .065) * (30/12) = -570.97
EPW = 30,000.00 - 11,432.24 = 18,567.76

To receive the full $30,000 partial surrender amount, we must “gross-up” the EPW amount to account for the surrender charges to be deducted. This is done by dividing the EPW by (1 – surrender charge).

New EPW = 18,567.76/(1 - .06) = 19,752.94

SC = .06 * (19,752.94 – (-570.97)) = 1,219.44
Remaining policy value at middle of policy year 3	= 57,161.18 - (R - E + surrender charge)
= 57,161.18 - (30,000.00 - (-570.97) + 1,219.44) = 25,370.77

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Example 4 (Partial Surrender, rates decrease by 1%):

Single premium:	$50,000
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$30,000; middle of policy year 3
Policy value at middle of policy year 3	= 50,000* (1.055) ^ 2.5 = 57,161.18
Excess interest adjustment free amount at middle of policy year 3	= 57,161.18 - 50,000 = 7,161.18
Surrender charge free amount at middle of policy year 3	57,161.18 * .20 = 11,432.24
Amount free of excess interest adjustment	7,161.18
Excess interest adjustment / surrender charge
S = 30,000 - 7,161.18 = 22,838.82
G = .055
C = .045
M = 30
E = 22,838.82* (.055 - .045)* (30/12) = 570.97
EPW = 30,000 - 11,432.24 = 18,567.76

To receive the full $30,000 partial surrender amount, we must “gross-up” the EPW amount to account for the surrender charges to be deducted. This is done by dividing the EPW by (1 – surrender charge).

New EPW = 18,567.76/(1 - .06) = 19,752.94

SC = .06 * (19,752.94 - 570.97) = 1,150.92
Remaining policy value at middle of policy year 3	= 57,161.18 (R - E + surrender charge)
= 57,161.18 - (30,000 - 570.97 + 1,150.92) = 26,581.23

Reallocation of Annuity Units After the Annuity Commencement Date

After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts, or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, Transamerica reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to Transamerica’s administrative and service office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.

After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

Annuity Payment Options

Note: Portions of the following discussion do not apply to annuity payments under the Initial Payment Guarantee. See the “Stabilized Payments” section of this SAI.

During the lifetime of the annuitant and prior to the annuity commencement date, the owner may choose an annuity payment option or change the election, but notice of any election or change of election must be received by Transamerica at its administrative and service office at least thirty (30) days prior to the annuity commencement date (elections less than 30 days require prior approval). If no election is made prior to the annuity commencement date, annuity payments will be made using (1) life income with level payments for 10 years certain, using the existing adjusted policy value of the fixed account, or (2) life income with variable payments for 10 years certain, using the existing policy value of the separate account, or (3) a combination of (1) and (2).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount Transamerica has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells Transamerica in writing and Transamerica agrees.

Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 5% effective annual Assumed Investment Return and the “2000 Table” using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for males, 50% of G for females). The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary.

Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant’s actual age nearest birthday, on the annuity commencement date, adjusted as follows:

Annuity Commencement Date	Adjusted Age
Before 2010	Actual Age
2010-2019	Actual Age minus 1
2020-2026	Actual Age minus 2
2027-2033	Actual Age minus 3
2034-2040	Actual Age minus 4
After 2040	As determined by us

This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, and is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.

Death Benefit

Adjusted Partial Surrender. The amount of your guaranteed minimum death benefit is reduced due to a partial surrender by and amount called the adjusted partial surrender. The reduction amount depends on the relationship between your death benefit and policy value. The adjusted partial surrender is equal to (1) multiplied by (2), where:

(1)	is the gross partial surrender amount;

(2)	is the adjustment factor = current death benefit prior to the gross partial surrender divided by the policy value prior to the gross partial surrender.

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.

EXAMPLE 1

(Assumed Facts for Example)

$75,000	current guaranteed minimum death benefit before surrender
$50,000	current policy value before surrender
$75,000	current death proceeds
6%	current surrender charge percentage
$15,000	requested surrender
$10,000	surrender charge-free amount (assumes 20% cumulative free percentage is available)
$5,000	excess partial surrender— (amount subject to surrender charge)
$100	excess interest adjustment (assumes interest rates have decreased since initial guarantee)
$294	surrender charge on (excess partial surrender less excess interest adjustment) = 0.06*(5000 - 100)
$5,194	reduction in policy value due to excess partial surrender = 5000 - 100 + 294
$15,194	total gross partial surrender
$22,791	adjusted partial surrender = [15,194 * (75,000/50,000)]
$52,209	new guaranteed minimum death benefit (after surrender) = 75,000 - 22,791
$34,806	new policy value (after surrender) = 50,000 - 10,000 - 5,194

Summary:

Reduction in guaranteed minimum death benefit	=$	22,791
Reduction in policy value	=$	15,194

Note, guaranteed minimum death benefit is reduced more than the policy value since the guaranteed minimum death benefit was greater than the policy value just prior to the surrender.

EXAMPLE 2

(Assumed Facts for Example)

$50,000	current guaranteed minimum death benefit before surrender
$75,000	current policy value before surrender
$75,000	current death proceeds
6%	current surrender charge percentage
$15,000	requested surrender
$11,250	surrender charge-free amount (assumes 15% cumulative free percentage is available)
$3,750	excess partial surrender—(amount subject to surrender charge)
$-100	excess interest adjustment (assumes interest rates have increased since initial guarantee)
$231	surrender charge on (excess partial surrender less excess interest adjustment) = 0.06*[(3750-(-100)]
$4,081	reduction in policy value due to excess partial surrender = 3750 - (-100) + 231 = 3750 + 100 + 231
$15,331	total gross partial surrender
$15,331	adjusted partial surrender = [(11,250 + 4,081) * (75,000/75,000)]
$34,669	new guaranteed minimum death benefit (after surrender) = 50,000 - 15,331
$59,669	new policy value (after surrender) = 75,000 - 11,250 - 4,081

Summary:

Reduction in guaranteed minimum death benefit	=$	15,331
Reduction in policy value	=$	15,331

Note, the guaranteed minimum death benefit and policy value are reduced by the same amount since the policy value was higher than the guaranteed minimum death benefit just prior to the surrender.

Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to Transamerica, will constitute due proof of death.

Upon receipt at our administrative and service office of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as Transamerica has sufficient information about the beneficiary to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to Transamerica. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by Transamerica. Transamerica will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.

Death of Owner

Federal tax law requires that if any owner (including any joint owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See “Certain Federal Income Tax Consequences” below for more information about these rules. Other rules may apply to qualified policies.

Assignment

During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on Transamerica until a copy has been filed at its administrative and service office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. Transamerica assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless you so direct by filing written notice with Transamerica, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary’s creditors.

Ownership under qualified policies is restricted to comply with the Code.

Evidence of Survival

Transamerica reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until Transamerica receives such evidence.

Non-Participating

The policy will not share in Transamerica’s surplus earnings; no dividends will be paid.

Amendments

No change in the policy is valid unless made in writing by Transamerica and approved by one of Transamerica’s officers.

No registered representative has authority to change or waive any provision of the policy.

Transamerica reserves the right to amend the policy to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of Transamerica or its affiliated companies or their immediate family. In such a case, Transamerica may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs Transamerica experiences on those purchases. Transamerica may offer certain employer sponsored savings plans, in its discretion, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which Transamerica is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.

Present Value of Future Variable Payments

The present value of future variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request, times (b) the number of payments remaining, discounted using a rate equal to the AIR.

Stabilized Payments

If you have selected a payout feature that provides for stabilized payments (e.g., the Initial Payment Guarantee), please note that the stabilized payments remain constant throughout each year and are adjusted on the anniversary of your annuitization. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits, and transfers. On your annuitization anniversary we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance will be increased since more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance will be decreased since fewer variable annuity units are credited to you.

The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the mortality and expense risk fee and administrative charge.

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Hypothetical Changes in Annuity Units with Stabilized Payments*

AIR			5.0%
Life & Ten Years Certain
Male Age 65
First Variable Payment			$500

		Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments in Annuity Units	Cumulative Adjusted Annuity Units
At Issue:	January 1	400.0000	1.250000	$500.00	$500.00	0.0000	400.0000
	February 1	400.0000	1.252005	$500.80	$500.00	0.0041	400.0041
	March 1	400.0000	1.252915	$501.17	$500.00	0.0059	400.0100
	April 1	400.0000	1.245595	$498.24	$500.00	(0.0089)	400.0011
	May 1	400.0000	1.244616	$497.85	$500.00	(0.0108)	399.9903
	June 1	400.0000	1.239469	$495.79	$500.00	(0.0212)	399.9691
	July 1	400.0000	1.244217	$497.69	$500.00	(0.0115)	399.9576
	August 1	400.0000	1.237483	$494.99	$500.00	(0.0249)	399.9327
	September 1	400.0000	1.242382	$496.95	$500.00	(0.0150)	399.9177
	October 1	400.0000	1.242382	$496.95	$500.00	(0.0149)	399.9027
	November 1	400.0000	1.249210	$499.68	$500.00	(0.0016)	399.9012
	December 1	400.0000	1.252106	$500.84	$500.00	0.0040	399.9052
	January 1	399.9052	1.255106	$501.92	$501.92	0.0000	399.9052

*	The total separate account expenses included in the calculations is 2.25% (2.25% is a hypothetical figure). If higher expenses were charged, the numbers would be lower.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts, or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Policy

Diversification Requirements. Section 817(h) of the Code provides that in order for a nonqualified variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations issued under Section 817(h) (Treas. Reg. §1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations.

Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although there is little guidance in this area and published guidance does not address certain aspects of the policies, we believe that the owner of a policy should not be treated as the owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying separate account assets.

Distribution Requirements. The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner’s date of death or be used to provide payments to a designated beneficiary beginning within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner under the policy, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the person(s) designated by an owner/annuitant and the surviving joint owner is the beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

The following discussion is based on the assumption that the policy qualifies as an annuity contract for federal income tax purposes.

Taxation of Annuities

In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value, and in the case of a qualified policy, any portion of an interest in the plan, generally will be treated as a distribution. The taxable portion of a distribution is taxable as ordinary income.

Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the policy value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these with a competent tax adviser.

Withholding. The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. For certain qualified policies, the withholding rate varies according to the type of distribution and the owner’s tax status. For qualified policies, taxable “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or an employee’s spouse or former spouse as beneficiary or alternate payee) from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.

Qualified Policies. The qualified policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If a participant in a Section 401(a) plan is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

We do not attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code ($4,000 for 2007, $5,000 if age 50 or older), except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

The Internal Revenue Service has not reviewed the policy for qualification as an IRA and has not addressed in a ruling of general applicability whether the death benefit options and riders available with the policies comport with IRA qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $114,000 for single filers, $166,000 for married filing jointly, and $10,000 for married filing separately. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is the deductible amount specified in the Code ($4,000 for 2007, $5,000 if age 50 or older). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same as for traditional IRAs.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under Section 403(b). Therefore, employers using the policy in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a guaranteed minimum withdrawal benefit prior to age 59 1/2.

Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit sharing plan. Therefore, employers using the policy in connection with such plans should consult their tax adviser.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities, and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a non-governmental Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Taxation of the Company

The Company at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of the Company and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account.

INVESTMENT EXPERIENCE

A “Net Investment Factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying funds less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.

Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the administrative and service office or, in the case of the initial premium payment, when the application is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.

An index (the “Net Investment Factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The Net Investment Factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same from one valuation period to the next. The owner bears this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.

The Net Investment Factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)	is the net result of:

(1)	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus

(2)	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus

(3)	a per share credit or charge for any taxes determined by Transamerica to have resulted during the valuation period from the investment operations of the subaccount;

(b)	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and

(c)	is an amount representing the separate account charge and any optional benefit fees, if applicable.

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Illustration of Accumulation Unit Value Calculations

Formula and Illustration for Determining the Net Investment Factor

(Assume the Annual Step-Up Death Benefit is in effect and no optional riders or benefits are elected.)

Net Investment Factor =	(A + B - C) - E
D

Where:	A = The Net Asset Value of an underlying fund share as of the end of the current valuation Period.
	Assume	A = $11.57

B = The per share amount of any dividend or capital gains distribution since the end of the Immediately preceding valuation period.
	Assume	B = 0

C = The per share charge or credit for any taxes reserved for at the end of the current Valuation period.

	Assume	C = 0

D = The Net Asset Value of an underlying fund share at the end of the immediately preceding Valuation period.
	Assume	D = $11.40

E = The daily deduction for mortality and expense risk fee and administrative charges, which (on these assumptions) totals 1.50% on an annual basis.
	On a daily basis.	= .0000407916

Then, the Net Investment Factor =	(11.57+ 0 - 0) - .0000407916 = Z = 1.0148714891
11.40

Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

Where:	A = The accumulation unit value for the immediately preceding valuation period.
	Assume	= $X

B = The Net Investment Factor for the current valuation period.
	Assume	= Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the annual assumed investment return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a)	is the variable annuity unit value for that subaccount on the immediately preceding business day;

(b)	is the net investment factor for that subaccount for the valuation period; and

(c)	is the investment result adjustment factor for the valuation period.

The investment result adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i)	is the result of:

(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus

(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

(3)	a per share charge or credit for any taxes reserved for, which Transamerica determines to have resulted from the investment operations of the subaccount.

(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.

(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of a fund share held in that subaccount.

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates vary according to the annuity option elected and the sex and adjusted age of the annuitant at the annuity commencement date. The policy also contains a table for determining the adjusted age of the annuitant.

Illustration of Calculations for Annuity Unit Value

and Variable Annuity Payments

Formula and Illustration for Determining Annuity Unit Value

Annuity Unit Value = A * B * C

Where:	A = Annuity unit value for the immediately preceding valuation period.
	Assume	= $X

B = Net Investment Factor for the valuation period for which the annuity unit value is being Calculated.
	Assume	= Y

C = A factor to neutralize the annual assumed investment return of 5% built into the Annuity Tables used.
	Assume	= Z

Then, the annuity unit value is: $X * Y * Z = $Q

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Formula and Illustration for Determining Amount of

First Monthly Variable Annuity Payment

First Monthly Variable Annuity Payment	= A * B
$1,000

Where:	A = The policy value as of the annuity commencement date.
	Assume	= $X

B = The Annuity purchase rate per $1,000 based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
	Assume	= $Y

Then, the first Monthly Variable Annuity Payment =	$X * $Y = $Z
1,000

Formula and Illustration for Determining the Number of Annuity Units

Represented by Each Monthly Variable Annuity Payment

Number of annuity units =	A
B

Where:	A = The dollar amount of the first monthly Variable Annuity Payment.
	Assume	= $X
B = The annuity unit value for the Valuation Date on which the first monthly payment is due.
	Assume	= $Y

Then, the number of annuity units =	$X = Z
$Y

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BENEFICIARY EARNINGS ENHANCEMENT RIDER — ADDITIONAL INFORMATION

The following examples illustrate the Beneficiary Earnings Enhancement additional death benefit payable by the rider as well as the effect of a partial surrender on the additional death benefit amount. The annuitant is less than age 71 on the Rider Date.

Example 1

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$25,000
Gross Partial Surrenders after the Rider Date:	$30,000
Policy Value on date of Surrender	$150,000
Rider Earnings on Date of Surrender (Policy Value on date of surrender – Policy Value on Rider Date – Premiums paid after Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $150,000—$100,000—$25,000 + 0):	$25,000
Amount of Surrender that exceeds Rider Earnings ($30,000—$25,000):	$5,000
Base Policy Death Benefit on the date of Death Benefit Calculation:	$200,000
Policy Value on the date of Death Benefit Calculations	$175,000
Rider Earnings (= Policy Value on date of death benefit calculations – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $175,000—$100,000—$25,000 + $5,000):	$55,000
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $55,000):	$22,000
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):	$222,000

Example 2

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$0
Gross Partial Surrenders after the Rider Date:	$0
Base Policy Death Benefit on the date of Death Benefit Calculation:	$100,000
Policy Value on the date of Death Benefit Calculations	$75,000
Rider Earnings (= Policy Value on date of death benefit calculations – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $75,000—$100,000—$0 + $0):	$0
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $0):	$0
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):	$100,000

BENEFICIARY EARNINGS ENHANCEMENT - EXTRA II RIDER — ADDITIONAL INFORMATION

Assume the Beneficiary Earnings Enhancement- Extra II is added to a new policy opened with $100,000 initial premium. The annuitant is less than age 71 on the Rider Date. On the first and second Rider Anniversaries, the Policy Value is $110,000 and $95,000 respectively when the Rider Fees are deducted. The client adds $25,000 premium in the 3rd Rider Year when the Policy Value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th Rider Year when the Policy Value is equal to $145,000. After 5 years, the Policy Value is equal to $130,000 and the death proceeds is $145,000.

EXAMPLE

Account value on rider date (equals initial policy value since new policy)	$100,000
Additional death benefit during first rider year	$0
Rider fee on first rider anniversary (= rider fee * policy value = 0.55% * $110,000)	$605
Additional death benefit during 2nd rider year (= sum of total rider fees paid)	$605
Rider fee on second rider anniversary (= rider fee * policy value = 0.55% * $95,000)	$522.50
Additional death benefit during 3rd rider year (= sum of total rider fees paid = $605 + $522.50)	$1,127.50
Rider benefit base in 3rd rider year prior to premium addition (= account value less premiums added since rider date = $115,000 - $0)	$115,000
Rider benefit base in 3rd rider year after premium addition (= $140,000 - $25,000)	$115,000
Rider benefit base in 4th rider year prior to withdrawal (= account value less premiums added since rider date = $145,000 - $25,000)	$120,000
Rider benefit base in 4th rider year after withdrawal (account value less premiums added since rider date =$110,000 - $25,000)	$85,000
Rider Benefit Base in 6th Rider Year (= $130,000 - $25,000)	$105,000
Additional death benefit = rider benefit percentage * rider benefit base = 30% * $105,000	$31,500
Total death proceeds (= base policy death proceeds + additional death benefit amount = $145,000 + $31,500)	$176,500

HISTORICAL PERFORMANCE DATA

Money Market Yields

Transamerica may from time to time disclose the current annualized yield of the Transamerica Money Market subaccount for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges; and (ii) the mortality and expense risk fee. Current Yield will be calculated according to the following formula:

Current Yield = ((NCS * ES)/UV) * (365/7)

Where:

NCS =	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES =	Per unit expenses of the subaccount for the 7-day period.

UV =	The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a policy, the yield for the Transamerica Money Market subaccount will be lower than the yield for the Transamerica Money Market portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy. Surrender charges range from 6% to 0% of the amount of premium payments withdrawn based on the number of years since the premium payment was made. However, surrender charges will not be assessed after the tenth policy year.

Transamerica may also disclose the effective yield of the Transamerica Money Market subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCS – ES)/UV))365/7 – 1

Where:

NCS =	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES =	Per unit expenses of the subaccount for the 7-day period.

UV =	The unit value on the first day of the 7-day period.

The yield on amounts held in the Transamerica Money Market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Transamerica Money Market subaccount actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Transamerica Money Market portfolio, the types and quality of portfolio securities held by the Transamerica Money Market portfolio and its operating expenses.

Other Subaccount Yields

Transamerica may from time to time advertise or disclose the current annualized yield of one or more of the subaccounts account (except the Transamerica Money Market subaccount) for 30-day periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the subaccount less subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, (iii) compounding that yield for a 6-month period, and (iv) multiplying that result by 2. Expenses attributable to the subaccount include (i) the administrative charge and (ii) the mortality and expense risk fee. The 30-day yield is calculated according to the following formula:

Yield = 2 * ((((NI – ES)/(U * UV)) + 1)6 –1)

Where:

NI	= Net investment income of the subaccount for the 30-day period attributable to the subaccount’s unit.

ES	= Expenses of the subaccount for the 30-day period.

U	= The average number of units outstanding.

UV	= The unit value at the close (highest) of the last day in the 30-day period.

Because of the charges and deductions imposed by the separate account, the yield for a subaccount of the separate account will be lower than the yield for its corresponding portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy. Surrender charges range from 6% to 0% of the amount of premium payments withdrawn based on the number of years since the premium payment was made. However, surrender charges will not be assessed after the tenth policy year.

The yield on amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount’s actual yield is affected by the types and quality of its investments and its operating expenses.

Total Returns

Transamerica may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which Transamerica calculates on each business day based on the performance of the subaccount’s underlying fund portfolio, and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

P (1 + T)N = ERV

Where:

T	= The average annual total return net of subaccount recurring charges.

ERV	= The ending redeemable value of the hypothetical account at the end of the period.

P	= A hypothetical initial payment of $1,000.

N	= The number of years in the period.

Other Performance Data

Transamerica may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.

Transamerica may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the surrender charge percentage will be 0%.

CTR = (ERV/P) –1

Where:

CTR	= The cumulative total return net of subaccount recurring charges for the period.

ERV	= The ending redeemable value of the hypothetical investment at the end of the period.

P	= A hypothetical initial payment of $1,000.

All non-standardized performance data will only be advertised if the standardized performance data is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

PUBLISHED RATINGS

Transamerica may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Insurance Ratings Services, Moody’s Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect the financial strength of Transamerica. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance policies in accordance with their terms.

STATE REGULATION OF TRANSAMERICA

Transamerica is subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Division of Insurance. An annual statement in a prescribed form is filed with the Division of Insurance each year covering the operation of Transamerica for the preceding year and its financial condition as of the end of such year. Regulation by the Division of Insurance includes periodic examination to determine Transamerica’s contract liabilities and reserves so that the Division may determine the items are correct. Transamerica’s books and accounts are subject to review by the Division of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, Transamerica is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

ADMINISTRATION

Transamerica performs administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.

RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by Transamerica. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, Transamerica will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments Transamerica sends to you) you may only receive quarterly confirmations.

DISTRIBUTION OF THE POLICIES

We currently offer the policies on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering.

Effective May 1, 2007, our affiliate Transamerica Capital, Inc. (“TCI”) replaced our affiliate AFSG Securities Corporation (“AFSG”) as principal underwriter for the policies. TCI’s home office is located at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. TCI also serves asdistributor for the policies , and like us, in an indirect, wholly owned subsidiary of AEGON USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of NASD, Inc. TCI is not a member of the Securities Investor Protection Corporation.

The policies are offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. TCI compensates these selling firms for their services. Sales representatives are appointed as our insurance agents.

During fiscal years 2006, 2005 and 2004, before TCI replaced AFSG as principal underwriter for the policies, the amounts paid to AFSG in connection with all policies sold through the separate account was $2,946,830 $4,559,608 and $2,562,457, respectively. AFSG passed through commissions it received to selling firms for their sales and did not retain any portion of them. We and/or our affiliates provide paid-in capital to TCI (and provided paid-in capital to AFSG) and pay for TCI’s (and paid for AFSG’s) operating and other expenses, including overhead, legal and accounting fees.

We and TCI may pay certain selling firms additional cash amounts for: (1) “preferred product” treatment of the policies in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses incurred by them. We and/or TCI may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

VOTING RIGHTS

To the extent required by law, Transamerica will vote the underlying fund portfolios’ shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result Transamerica determines that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.

Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person’s number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. Transamerica will solicit voting instructions by sending you, or other persons entitled to vote, written requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received, and shares held by Transamerica in which you, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

OTHER PRODUCTS

Transamerica makes other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment choices or charges.

CUSTODY OF ASSETS

Transamerica holds assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from Transamerica’s general account assets. Transamerica maintains records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by Transamerica’s fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of Transamerica.

LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington D.C. has provided legal advice to Transamerica relating to certain matters under the federal securities laws.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Separate Account at December 31, 2006 and for the periods disclosed in the financial statements, and the statutory-basis financial statements and schedules of Transamerica at December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006, appearing herein, have been audited by Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

OTHER INFORMATION

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). The statutory-basis financial statements of Transamerica Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of Transamerica to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

[THIS SPACE INTENTIONALLY LEFT BLANK]

APPENDIX A

CONDENSED FINANCIAL INFORMATION

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

Subaccount	Year	2.00%
		Beginning AUV		Ending AUV		# Units
Federated Market Opportunity - Service Class(1) Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.104520 1.075738 1.000000	$ $ $	1.109690 1.104520 1.075738	17927 18220 0.00
Transamerica Convertible Securities - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.078711 1.062585 1.000000	$ $ $	1.170257 1.078711 1.062585	15307 16012 2377
Transamerica Equity - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.289501 1.131097 1.000000	$ $ $	1.370260 1.289501 1.131097	38405 43435 6612
Transamerica Money Market - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	.995255 .989110 1.000000	$ $ $	1.019419 .995255 .989110	15001 15979 3418
Transamerica U.S. Government Securities - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.003331 1.003461 1.000000	$ $ $	1.013804 1.003331 1.003461	17014 17347 3558
Transamerica U.S. Government Securities – PAM Fund – Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.003331 1.003461 1.000000	$ $ $	1.013804 1.003331 1.003461	0.00 0.00 0.00
Van Kampen Active International Allocation - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.257085 1.128544 1.000000	$ $ $	1.518271 1.257085 1.128544	33471 40793 7356
Van Kampen Mid-Cap Growth - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.090331 1.036299 1.000000	$ $ $	1.171538 1.090331 1.036299	4447 4354 0.00
AIM V.I Basic Value Fund – Series II Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.104375 1.068405 1.000000	$ $ $	1.222901 1.104375 1.068405	48137 42624 0.00
AIM V.I. Core Equity Fund - Series II Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.084435 1.052635 1.000000	$ $ $	1.237781 1.084435 1.052635	1706 2469 0.00
AIM V.I. Mid Cap Core Equity Fund - Series II Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.149113 1.092618 1.000000	$ $ $	1.250369 1.149113 1.092618	5040 6182 2346
Columbia Small Cap Value Fund,Variable Series - Class A Shares Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.208260 1.166547 1.000000	$ $ $	1.416450 1.208260 1.166547	57301 8600 6142
Columbia Strategic Income Fund,Variable Series - Class A Shares Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.071232 1.075317 1.000000	$ $ $	1.124488 1.071232 1.075317	69775 71436 10491
Dreyfus IP - Core Bond Portfolio - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.026713 1.025509 1.000000	$ $ $	1.056219 1.026713 1.025509	12666 12229 17681
Dreyfus VIF - International Equity Portfolio - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.350608 1.203605 1.000000	$ $ $	1.629515 1.350608 1.203605	23321 28196 4519
Dreyfus VIF - Limited Term High Yield Portfolio - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.071736 1.068125 1.000000	$ $ $	1.141542 1.071736 1.068125	92079 93966 11333
Dreyfus VIF - Small Company Stock Portfolio - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.127809 1.141457 1.000000	$ $ $	1.226816 1.127809 1.141457	3734 4120 3874
Federated Equity Income Fund II Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.100986 1.086695 1.000000	$ $ $	1.329192 1.100986 1.086695	11945 12828 0.00

Subaccount	Year	2.00%
		Beginning AUV		Ending AUV		# Units
Federated American Leaders Fund II - Service Shares Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.091001 1.062032 1.000000	$ $ $	1.245999 1.091001 1.062032	42079 42481 4680
Federated Capital Appreciation Fund II - Service Shares Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.031829 1.034853 1.000000	$ $ $	1.171309 1.031829 1.034853	47042 50613 14928
Federated Kaufmann Fund II - Service Shares Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.194971 1.099237 1.000000	$ $ $	1.342632 1.194971 1.099237	172885 80970 9421
Huntington VA Dividend Capture Fund Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.105890 1.088865 1.000000	$ $ $	1.264102 1.105890 1.088865	237621 212436 51271
Huntington VA Growth Fund Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	.998890 1.011549 1.000000	$ $ $	1.055314 .998890 1.011549	88964 90606 46851
Huntington VA Income Equity Fund Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.110890 1.100224 1.000000	$ $ $	1.226285 1.110890 1.100224	111991 91982 51178
Huntington VA International Equity Fund Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.240463 1.098111 1.000000	$ $ $	1.529500 1.240463 1.098111	42556 45634 0.00
Huntington VA Macro 100 Fund Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.132406 1.098486 1.000000	$ $ $	1.190900 1.132406 1.098486	150668 160109 8084
Huntington VA Mid Corp America Fund Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.239775 1.122266 1.000000	$ $ $	1.303471 1.239775 1.122266	165225 156236 17824
Huntington VA Mortgage Securities Fund Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.037563 1.045188 1.000000	$ $ $	1.077210 1.037563 1.045188	122,772 116834 2440
Huntington VA New Economy Fund Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.258288 1.133325 1.000000	$ $ $	1.360508 1.258288 1.133325	86547 55232 0.00
Huntington VA Rotating Markets Fund Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.159854 1.078743 1.000000	$ $ $	1.360193 1.159854 1.078743	41659 42538 14795
Huntington VA Situs Small Cap Fund Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.350947 1.181396 1.000000	$ $ $	1.388602 1.350947 1.181396	44109 34191 0.00
MFS Investors Growth Stock Series - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.063961 1.041176 1.000000	$ $ $	1.119355 1.063961 1.041176	60,226 67759 11201
MFS Research Bond Series - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.021985 1.029777 1.000000	$ $ $	1.040001 1.021985 1.029777	67116 63103 3350
MFS Total Return Series - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.078533 1.072196 1.000000	$ $ $	1.180358 1.078533 1.072196	200344 124600 0.00
The Universal Institutional Funds, Inc. Equity and Income Portfolio - Class II Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.133565 1.076704 1.000000	$ $ $	1.251176 1.133565 1.076704	200005 133586 0.00
The Universal Institutional Funds, Inc. Global Franchise Portfolio - Class II Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.192682 1.086365 1.000000	$ $ $	1.420893 1.192682 1.086365	123855 98859 0.00
Van Kampen Life Investment Trust Aggressive Growth Portfolio - Class II Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.203620 1.104851 1.000000	$ $ $	1.238168 1.203620 1.104851	23788 27685 0.00
Van Kampen Life Investment Trust Comstock Portfolio - Class II Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.143114 1.119888 1.000000	$ $ $	1.300586 1.143114 1.119888	13368 12884 0.00
Wanger U.S. Smaller Companies Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.212310 1.111409 1.000000	$ $ $	1.282178 1.212310 1.111409	55672 38154 0.00

Subaccount	Year	1.80%
		Beginning AUV		Ending AUV		# Units
Federated Market Opportunity - Service Class(1) Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.108678 1.077663 1.000000	$ $ $	1.116039 1.108678 1.077663	7382 5722 1555
Transamerica Convertible Securities - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.082746 1.064490 1.000000	$ $ $	1.176935 1.082746 1.064490	83798 76508 0.00
Transamerica Equity - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.294342 1.133126 1.000000	$ $ $	1.378106 1.294342 1.133126	90193 50549 18238
Transamerica Money Market - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	.998981 .990880 1.000000	$ $ $	1.025241 .998981 .990880	172176 92252 14456
Transamerica U.S. Government Securities - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.007100 1.005258 1.000000	$ $ $	1.019604 1.007100 1.005258	76431 76311 5004
Transamerica U.S. Government Securities – PAM Fund – Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.007100 1.005258 1.000000	$ $ $	1.019604 1.007100 1.005258	0.00 0.00 0.00
Van Kampen Active International Allocation - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.261799 1.130565 1.000000	$ $ $	1.526947 1.261799 1.130565	59254 63271 33208
Van Kampen Mid-Cap Growth - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.094416 1.038159 1.000000	$ $ $	1.178233 1.094416 1.038159	27837 7883 6949
AIM V.I Basic Value Fund – Series II Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.108514 1.070318 1.000000	$ $ $	1.229891 1.108514 1.070318	115312 48198 0.00
AIM V.I. Core Equity Fund - Series II Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.088515 1.054519 1.000000	$ $ $	1.244868 1.088515 1.054519	52246 6083 0.00
AIM V.I. Mid Cap Core Equity Fund - Series II Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.153427 1.094573 1.000000	$ $ $	1.257521 1.153427 1.094573	5569 2727 0.00
Columbia Small Cap Value Fund, Variable Series - Class A Shares Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.212762 1.168636 1.000000	$ $ $	1.424505 1.212762 1.168636	65875 52239 20038
Columbia Strategic Income Fund, Variable Series - Class A Shares Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.075248 1.077253 1.000000	$ $ $	1.130917 1.075248 1.077253	328054 173435 55418
Dreyfus IP - Core Bond Portfolio - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.030577 1.027351 1.000000	$ $ $	1.062275 1.030577 1.027351	189211 76310 7756
Dreyfus VIF - International Equity Portfolio - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.355668 1.205755 1.000000	$ $ $	1.638829 1.355668 1.205755	1722 0.00 0.00
Dreyfus VIF - Limited Term High Yield Portfolio - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.075767 1.070033 1.000000	$ $ $	1.148088 1.075767 1.070033	227355 130520 44455
Dreyfus VIF - Small Company Stock Portfolio - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.132047 1.143512 1.000000	$ $ $	1.233847 1.132047 1.143512	0.00 0.00 0.00
Federated Equity Income Fund II Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.105124 1.088648 1.000000	$ $ $	1.336797 1.105124 1.088648	66405 32811 5995
Federated American Leaders Fund II - Service Shares Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.095083 1.063927 1.000000	$ $ $	1.253103 1.095083 1.063927	187314 141194 40461
Federated Capital Appreciation Fund II - Service Shares Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.035688 1.036709 1.000000	$ $ $	1.177989 1.035688 1.036709	258194 168758 52174
Federated Kaufmann Fund II - Service Shares Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.199472 1.101218 1.000000	$ $ $	1.350330 1.199472 1.101218	560116 339469 166096

Subaccount	Year	1.80%
		Beginning AUV		Ending AUV		# Units
Huntington VA Dividend Capture Fund Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.110053 1.090815 1.000000	$ $ $	1.271345 1.110053 1.090815	498859 315548 108935
Huntington VA Growth Fund Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.002636 1.013356 1.000000	$ $ $	1.061347 1.002636 1.013356	130449 68399 27384
Huntington VA Income Equity Fund Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.115049 1.102187 1.000000	$ $ $	1.233279 1.115049 1.102187	136450 110818 48010
Huntington VA International Equity Fund Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.244504 1.099540 1.000000	$ $ $	1.537499 1.244504 1.099540	179457 55191 0.00
Huntington VA Macro 100 Fund Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.136093 1.099918 1.000000	$ $ $	1.197120 1.136093 1.099918	88362 61825 21353
Huntington VA Mid Corp America Fund Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.244425 1.124276 1.000000	$ $ $	1.310923 1.244425 1.124276	250060 178506 75104
Huntington VA Mortgage Securities Fund Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.040952 1.046554 1.000000	$ $ $	1.082852 1.040952 1.046554	110788 33363 1919
Huntington VA New Economy Fund Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.263012 1.135349 1.000000	$ $ $	1.368284 1.263012 1.135349	86072 26359 1910
Huntington VA Rotating Markets Fund Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.164199 1.080671 1.000000	$ $ $	1.367967 1.164199 1.080671	15316 10649 0.00
Huntington VA Situs Small Cap Fund Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.355343 1.182931 1.000000	$ $ $	1.395837 1.355343 1.182931	136511 68340 12589
MFS Investors Growth Stock Series - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.067949 1.043037 1.000000	$ $ $	1.125754 1.067949 1.043037	293462 148856 59169
MFS Research Bond Series - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.025828 1.031623 1.000000	$ $ $	1.045951 1.025828 1.031623	661940 268262 110341
MFS Total Return Series - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.082589 1.074119 1.000000	$ $ $	1.187113 1.082589 1.074119	163908 205149 59491
The Universal Institutional Funds, Inc. Equity and Income Portfolio – Class II Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.137815 1.078636 1.000000	$ $ $	1.258332 1.137815 1.078636	1394643 905456 354096
The Universal Institutional Funds, Inc. Global Franchise Portfolio - Class II Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.197156 1.088302 1.000000	$ $ $	1.429006 1.197156 1.088302	459731 261552 116256
Van Kampen Life Investment Trust Aggressive Growth Portfolio - Class II Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.208152 1.106839 1.000000	$ $ $	1.245265 1.208152 1.106839	10763 1546 0.00
Van Kampen Life Investment Trust Comstock Portfolio - Class II Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.147411 1.121903 1.000000	$ $ $	1.308029 1.147411 1.121903	50765 43151 35232
Wanger U.S. Smaller Companies Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.216865 1.113407 1.000000	$ $ $	1.289524 1.216865 1.113407	489282 298593 112583

Subaccount	Year	1.50%
		Beginning AUV		Ending AUV		# Units
Federated Market Opportunity - Service Class(1) Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.114937 1.080571 1.000000	$ $ $	1.125653 1.114937 1.080571	315549 285281 122984
Transamerica Convertible Securities - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.088880 1.067365 1.000000	$ $ $	1.187096 1.088880 1.067365	92370 96254 68213
Transamerica Equity - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.301650 1.136177 1.000000	$ $ $	1.389967 1.301650 1.136177	353713 296030 168467
Transamerica Money Market - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.004635 .993553 1.000000	$ $ $	1.034078 1.004635 .993553	111762 119438 35547
Transamerica U.S. Government Securities - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.012784 1.007964 1.000000	$ $ $	1.028381 1.012784 1.007964	229538 234118 131606
Transamerica U.S. Government Securities – PAM Fund – Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.012784 1.007964 1.000000	$ $ $	1.028381 1.012784 1.007964	0.00 0.00 0.00
Van Kampen Active International Allocation - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.268934 1.133608 1.000000	$ $ $	1.540105 1.268934 1.133608	95331 51085 18219
Van Kampen Mid-Cap Growth - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.100617 1.040965 1.000000	$ $ $	1.188391 1.100617 1.040965	111198 63693 16594
AIM V.I. Basic Value Fund – Series II Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.114783 1.073209 1.000000	$ $ $	1.240498 1.114783 1.073209	136241 134741 117330
AIM V.I. Core Equity Fund - Series II Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.094658 1.057364 1.000000	$ $ $	1.255588 1.094658 1.057364	40756 40674 28568
AIM V.I. Mid Cap Core Equity Fund - Series II Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.159936 1.097520 1.000000	$ $ $	1.268346 1.159936 1.097520	52093 50376 34656
Columbia Small Cap Value Fund, Variable Series - Class A Shares Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.219609 1.171777 1.000000	$ $ $	1.436769 1.219609 1.171777	44883 46875 12967
Columbia Strategic Income Fund, Variable Series - Class A Shares Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.081332 1.080151 1.000000	$ $ $	1.140676 1.081332 1.080151	306126 232858 138182
Dreyfus IP - Core Bond Portfolio - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.036404 1.030131 1.000000	$ $ $	1.071427 1.036404 1.030131	391657 333073 234926
Dreyfus VIF - International Equity Portfolio - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.363353 1.209021 1.000000	$ $ $	1.652976 1.363353 1.209021	69088 79289 79125
Dreyfus VIF - Limited Term High Yield Portfolio - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.081836 1.072916 1.000000	$ $ $	1.157946 1.081836 1.072916	223420 184752 77510
Dreyfus VIF - Small Company Stock Portfolio - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.138442 1.146588 1.000000	$ $ $	1.244480 1.138442 1.146588	22430 22686 14814
Federated Equity Income Fund II Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.111369 1.091579 1.000000	$ $ $	1.348300 1.111369 1.091579	109208 96677 42627
Federated American Leaders Fund II - Service Shares Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.101285 1.066800 1.000000	$ $ $	1.263917 1.101285 1.066800	291276 252711 118027
Federated Capital Appreciation Fund II - Service Shares Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.041537 1.039503 1.000000	$ $ $	1.188135 1.041537 1.039503	313690 380995 281205
Federated Kaufmann Fund II - Service Shares Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.206240 1.104180 1.000000	$ $ $	1.361945 1.206240 1.104180	656956 661776 374721

Subaccount	Year	1.50%
		Beginning AUV		Ending AUV		# Units
Huntington VA Dividend Capture Fund Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.116312 1.093760 1.000000	$ $ $	1.282280 1.116312 1.093760	1298228 1188920 550675
Huntington VA Growth Fund Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.008306 1.016091 1.000000	$ $ $	1.070496 1.008306 1.016091	672113 643884 335124
Huntington VA Income Equity Fund Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.121338 1.105153 1.000000	$ $ $	1.243894 1.121338 1.105153	685915 627980 337203
Huntington VA International Equity Fund Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.250606 1.101688 1.000000	$ $ $	1.549586 1.250606 1.101688	211549 133453 22405
Huntington VA Macro 100 Fund Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.141669 1.102068 1.000000	$ $ $	1.206532 1.141669 1.102068	639331 551862 173399
Huntington VA Mid Corp America Fund Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.251463 1.127312 1.000000	$ $ $	1.322227 1.251463 1.127312	636390 556360 337473
Huntington VA Mortgage Securities Fund Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.046072 1.048602 1.000000	$ $ $	1.091373 1.046072 1.048602	514157 402763 0.00
Huntington VA New Economy Fund Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.270148 1.138420 1.000000	$ $ $	1.380077 1.270148 1.138420	451763 448986 219835
Huntington VA Rotating Markets Fund Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.170787 1.083581 1.000000	$ $ $	1.379748 1.170787 1.083581	308760 266381 166721
Huntington VA Situs Small Cap Fund Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.361993 1.185243 1.000000	$ $ $	1.406822 1.361993 1.185243	281301 239713 42040
MFS Investors Growth Stock Series - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.073987 1.045847 1.000000	$ $ $	1.135445 1.073987 1.045847	130766 85192 8088
MFS Research Bond Series - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.031616 1.034394 1.000000	$ $ $	1.054959 1.031616 1.034394	716240 616452 244099
MFS Total Return Series - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.088703 1.077007 1.000000	$ $ $	1.197338 1.088703 1.077007	649978 623283 286555
The Universal Institutional Funds, Inc. Equity and Income Portfolio - Class II Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.144243 1.081538 1.000000	$ $ $	1.269168 1.144243 1.081538	1265947 1171282 570106
The Universal Institutional Funds, Inc. Global Franchise Portfolio - Class II Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.203930 1.091244 1.000000	$ $ $	1.441334 1.203930 1.091244	527577 437349 208508
Van Kampen Life Investment Trust Aggressive Growth Portfolio - Class II Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.214964 1.109819 1.000000	$ $ $	1.255977 1.214964 1.109819	14018 9013 0.00
Van Kampen Life Investment Trust Comstock Portfolio - Class II Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.153886 1.124922 1.000000	$ $ $	1.319292 1.153886 1.124922	154276 135542 59229
Wanger U.S. Smaller Companies Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.223731 1.116404 1.000000	$ $	1.300624 1.223731 1.116404	455540 439711 263236

Subaccount	Year	1.30%
		Beginning AUV		Ending AUV		# Units
Federated Market Opportunity - Service Class(1) Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.119147 1.082520 1.000000	$ $ $	1.132116 1.119147 1.082520	289593 211013 80275
Transamerica Convertible Securities - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.092983 1.069276 1.000000	$ $ $	1.193918 1.092983 1.069276	197655 78215 52779
Transamerica Equity - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.306582 1.138235 1.000000	$ $ $	1.397985 1.306582 1.138235	595088 236974 91588
Transamerica Money Market - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.008418 .995339 1.000000	$ $ $	1.040009 1.008418 .995339	203332 136337 24296
Transamerica U.S. Government Securities - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.016590 1.009771 1.000000	$ $ $	1.034280 1.016590 1.009771	294979 205807 161577
Transamerica U.S. Government Securities – PAM Fund – Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.016590 1.009771 1.000000	$ $ $	1.034280 1.016590 1.009771	0.00 0.00 0.00
Van Kampen Active International Allocation - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.273715 1.135647 1.000000	$ $ $	1.548950 1.273715 1.135647	117017 67961 16035
Van Kampen Mid-Cap Growth - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.104766 1.042835 1.000000	$ $ $	1.195228 1.104766 1.042835	228734 154819 31799
AIM V.I Basic Value Fund – Series II Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.118989 1.075140 1.000000	$ $ $	1.247621 1.118989 1.075140	257002 172731 30329
AIM V.I. Core Equity Fund - Series II Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.098764 1.059251 1.000000	$ $ $	1.262775 1.098764 1.059251	135689 94445 50100
AIM V.I. Mid Cap Core Equity Fund - Series II Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.164314 1.099499 1.000000	$ $ $	1.275633 1.164314 1.099499	97442 63705 11653
Columbia Small Cap Value Fund, Variable Series - Class A Shares Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.224218 1.173895 1.000000	$ $ $	1.445037 1.224218 1.173895	58376 42272 9886
Columbia Strategic Income Fund, Variable Series - Class A Shares Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.085407 1.082096 1.000000	$ $ $	1.147224 1.085407 1.082096	956840 658645 275528
Dreyfus IP - Core Bond Portfolio - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.040312 1.031981 1.000000	$ $ $	1.077580 1.040312 1.031981	696486 338311 138824
Dreyfus VIF - International Equity Portfolio - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.368487 1.211188 1.000000	$ $ $	1.662464 1.368487 1.211188	96600 43717 6998
Dreyfus VIF - Limited Term High Yield Portfolio - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.085911 1.074847 1.000000	$ $ $	1.164607 1.085911 1.074847	316301 262947 160531
Dreyfus VIF - Small Company Stock Portfolio - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.142745 1.148657 1.000000	$ $ $	1.251633 1.142745 1.148657	30694 9231 6731
Federated Equity Income Fund II Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.115570 1.093553 1.000000	$ $ $	1.356077 1.115570 1.093553	49055 14471 14779
Federated American Leaders Fund II - Service Shares Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.105441 1.068721 1.000000	$ $ $	1.271185 1.105441 1.068721	449370 291802 115079
Federated Capital Appreciation Fund II - Service Shares Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.045479 1.041384 1.000000	$ $ $	1.194983 1.045479 1.041384	421424 529281 250088
Federated Kaufmann Fund II- Service Shares Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.210782 1.106165 1.000000	$ $ $	1.369774 1.210782 1.106165	3166176 1910531 500797

Subaccount	Year	1.30%
		Beginning AUV		Ending AUV		# Units
Huntington VA Dividend Capture Fund Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.120513 1.095723 1.000000	$ $ $	1.289641 1.120513 1.095723	3063309 2212724 442232
Huntington VA Growth Fund Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.012110 1.017918 1.000000	$ $ $	1.076655 1.012110 1.017918	1041502 785225 238874
Huntington VA Income Equity Fund Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.125592 1.107156 1.000000	$ $ $	1.251066 1.125592 1.107156	790844 659973 194670
Huntington VA International Equity Fund Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.254724 1.103136 1.000000	$ $ $	1.557746 1.254724 1.103136	617568 334509 21626
Huntington VA Macro 100 Fund Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.145403 1.103508 1.000000	$ $ $	1.212872 1.145403 1.103508	682099 533928 84596
Huntington VA Mid Corp America Fund Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.256178 1.129331 1.000000	$ $ $	1.329836 1.256178 1.129331	948878 647850 195085
Huntington VA Mortgage Securities Fund Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.049481 1.049959 1.000000	$ $ $	1.097091 1.049481 1.049959	1193209 653889 42642
Huntington VA New Economy Fund Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.274930 1.140459 1.000000	$ $ $	1.387999 1.274930 1.140459	408986 263244 33999
Huntington VA Rotating Markets Fund Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.175204 1.085540 1.000000	$ $ $	1.387683 1.175204 1.085540	261698 142548 95380
Huntington VA Situs Small Cap Fund Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.366455 1.186801 1.000000	$ $ $	1.414217 1.366455 1.186801	1041079 687437 61882
MFS Investors Growth Stock Series - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.078046 1.047738 1.000000	$ $ $	1.141989 1.078046 1.047738	514485 271864 66012
MFS Research Bond Series - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.035492 1.036261 1.000000	$ $ $	1.061013 1.035492 1.036261	4409192 2327003 453395
MFS Total Return Series - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.092820 1.078953 1.000000	$ $ $	1.204238 1.092820 1.078953	735846 678923 179097
The Universal Institutional Funds, Inc. Equity and Income Portfolio - Class II Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.148562 1.083490 1.000000	$ $ $	1.276467 1.148562 1.083490	9354118 5372513 1083147
The Universal Institutional Funds, Inc. Global Franchise Portfolio - Class II Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.208462 1.093201 1.000000	$ $ $	1.449609 1.208462 1.093201	3285454 1986767 376480
Van Kampen Life Investment Trust Aggressive Growth Portfolio - Class II Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.219547 1.111818 1.000000	$ $ $	1.263200 1.219547 1.111818	62433 34813 5717
Van Kampen Life Investment Trust Comstock Portfolio - Class II Shares Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.158238 1.126943 1.000000	$ $ $	1.326870 1.158238 1.126943	683833 398701 74821
Wanger U.S. Smaller Companies Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.228359 1.118420 1.000000	$ $ $	1.308115 1.228359 1.118420	2823223 1589866 435796

Subaccount	Year	1.25%
		Beginning AUV		Ending AUV		# Units
Federated Market Opportunity - Service Class(1) Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.120207 1.083007 1.000000	$ $ $	1.133764 1.120207 1.083007	169201 141226 96537
Transamerica Convertible Securities - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.094016 1.069764 1.000000	$ $ $	1.195637 1.094016 1.069764	62291 54925 42928
Transamerica Equity - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.307794 1.138733 1.000000	$ $ $	1.399969 1.307794 1.138733	635068 590019 399793
Transamerica Money Market - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.009380 .995795 1.000000	$ $ $	1.041529 1.009380 .995795	124069 63365 20167
Transamerica U.S. Government Securities - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.017560 1.010235 1.000000	$ $ $	1.035772 1.017560 1.010235	460008 413819 319485
Transamerica U.S. Government Securities – PAM Fund – Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.017560 1.010235 1.000000	$ $ $	1.035772 1.017560 1.010235	0.00 0.00 0.00
Van Kampen Active International Allocation - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.274917 1.136154 1.000000	$ $ $	1.551172 1.274917 1.136154	109203 79568 35447
Van Kampen Mid-Cap Growth - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.105790 1.043289 1.000000	$ $ $	1.196924 1.105790 1.043289	124175 110082 38086
AIM V.I Basic Value Fund – Series II Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.120051 1.075627 1.000000	$ $ $	1.249422 1.120051 1.075627	52669 45049 54411
AIM V.I. Core Equity Fund - Series II Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.099828 1.059748 1.000000	$ $ $	1.264619 1.099828 1.059748	83610 56471 21870
AIM V.I. Mid Cap Core Equity Fund - Series II Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.165413 1.099998 1.000000	$ $ $	1.277472 1.165413 1.099998	67631 42100 22416
Columbia Small Cap Value Fund, Variable Series - Class A Shares Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.225379 1.174426 1.000000	$ $ $	1.447125 1.225379 1.174426	516085 493419 271795
Columbia Strategic Income Fund, Variable Series - Class A Shares Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.086424 1.082581 1.000000	$ $ $	1.148868 1.086424 1.082581	456769 376739 174693
Dreyfus IP - Core Bond Portfolio - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.041297 1.032443 1.000000	$ $ $	1.079132 1.041297 1.032443	387260 357947 199936
Dreyfus VIF - International Equity Portfolio - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.369791 1.211742 1.000000	$ $ $	1.664870 1.369791 1.211742	63741 58694 18919
Dreyfus VIF - Limited Term High Yield Portfolio - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.086943 1.075340 1.000000	$ $ $	1.166280 1.086943 1.075340	111318 107141 56634
Dreyfus VIF - Small Company Stock Portfolio - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.143818 1.149176 1.000000	$ $ $	1.253442 1.143818 1.149176	13563 5325 2767
Federated Equity Income Fund II Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.116608 1.094040 1.000000	$ $ $	1.358010 1.116608 1.094040	107728 99572 1724
Federated American Leaders Fund II - Service Shares Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.106474 1.069197 1.000000	$ $ $	1.272999 1.106474 1.069197	506240 349893 229630
Federated Capital Appreciation Fund II - Service Shares Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.046461 1.041849 1.000000	$ $ $	1.196698 1.046461 1.041849	313375 304514 214135
Federated Kaufmann Fund II - Service Shares Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.211932 1.106668 1.000000	$ $ $	1.371747 1.211932 1.106668	2300852 2051322 660666

Subaccount	Year	1.25%
		Beginning AUV		Ending AUV		# Units
Huntington VA Dividend Capture Fund Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.121587 1.096222 1.000000	$ $ $	1.291517 1.121587 1.096222	1317255 1364029 741656
Huntington VA Growth Fund Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.013069 1.018384 1.000000	$ $ $	1.078204 1.013069 1.018384	833515 609520 352920
Huntington VA Income Equity Fund Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.126647 1.107646 1.000000	$ $ $	1.252866 1.126647 1.107646	2119814 1782133 415902
Huntington VA International Equity Fund Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.255743 1.103494 1.000000	$ $ $	1.559774 1.255743 1.103494	224023 115049 8578
Huntington VA Macro 100 Fund Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.146358 1.103874 1.000000	$ $ $	1.214481 1.146358 1.103874	650683 687101 387660
Huntington VA Mid Corp America Fund Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.257366 1.129842 1.000000	$ $ $	1.331743 1.257366 1.129842	790078 718699 523609
Huntington VA Mortgage Securities Fund Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.050366 1.050327 1.000000	$ $ $	1.098560 1.050366 1.050327	695931 493734 90733
Huntington VA New Economy Fund Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.276129 1.140977 1.000000	$ $ $	1.389989 1.276129 1.140977	588119 490704 238291
Huntington VA Rotating Markets Fund Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.176316 1.086025 1.000000	$ $ $	1.389681 1.176316 1.086025	104773 119872 76488
Huntington VA Situs Small Cap Fund Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.367584 1.187193 1.000000	$ $ $	1.416074 1.367584 1.187193	459087 346659 108250
MFS Investors Growth Stock Series - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.079061 1.048212 1.000000	$ $ $	1.143626 1.079061 1.048212	190221 102476 25570
MFS Research Bond Series - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.036489 1.036734 1.000000	$ $ $	1.062555 1.036489 1.036734	550925 394665 116871
MFS Total Return Series - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.093858 1.079445 1.000000	$ $ $	1.205973 1.093858 1.079445	1827262 1520501 261020
The Universal Institutional Funds, Inc. Equity and Income Portfolio - Class II Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.149646 1.083981 1.000000	$ $ $	1.278298 1.149646 1.083981	1217434 1035388 204156
The Universal Institutional Funds, Inc. Global Franchise Portfolio - Class II Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.209606 1.093697 1.000000	$ $ $	1.451691 1.209606 1.093697	304706 283455 51069
Van Kampen Life Investment Trust Aggressive Growth Portfolio - Class II Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.220709 1.112317 1.000000	$ $ $	1.265026 1.220709 1.112317	75804 55483 2741
Van Kampen Life Investment Trust Comstock Portfolio - Class II Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.159349 1.127459 1.000000	$ $ $	1.328799 1.159349 1.127459	459122 429702 202575
Wanger U.S. Smaller Companies Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.229522 1.118930 1.000000	$ $ $	1.309997 1.229522 1.118930	1792249 1602560 416020

Subaccount	Year	1.05%
		Beginning AUV		Ending AUV		# Units
Federated Market Opportunity - Service Class(1) Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.124444 1.084965 1.000000	$ $ $	1.140295 1.124444 1.084965	239317 221890 140793
Transamerica Convertible Securities - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.098147 1.071696 1.000000	$ $ $	1.202510 1.098147 1.071696	312039 216016 130301
Transamerica Equity - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.312737 1.140797 1.000000	$ $ $	1.408028 1.312737 1.140797	770654 513261 251420
Transamerica Money Market - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.013190 .997584 1.000000	$ $ $	1.047513 1.013190 .997584	511334 804567 204469
Transamerica U.S. Government Securities - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.021410 1.012057 1.000000	$ $ $	1.041746 1.021410 1.012057	559632 505073 447011
Transamerica U.S. Government Securities – PAM Fund – Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.021410 1.012057 1.000000	$ $ $	1.041746 1.021410 1.012057	0.00 26151 0.00
Van Kampen Active International Allocation - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.279739 1.138211 1.000000	$ $ $	1.560123 1.279739 1.138211	192788 132865 75477
Van Kampen Mid-Cap Growth - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.109981 1.045183 1.000000	$ $ $	1.203833 1.109981 1.045183	461663 302219 162363
AIM V.I Basic Value Fund – Series II Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.124288 1.077564 1.000000	$ $ $	1.256627 1.124288 1.077564	230683 195346 143770
AIM V.I. Core Equity Fund - Series II Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.103982 1.061649 1.000000	$ $ $	1.271910 1.103982 1.061649	252111 196208 136965
AIM V.I. Mid Cap Core Equity Fund - Series II Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.169822 1.101985 1.000000	$ $ $	1.284842 1.169822 1.101985	100410 37677 8609
Columbia Small Cap Value Fund, Variable Series - Class A Shares Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.230005 1.176542 1.000000	$ $ $	1.455438 1.230005 1.176542	232812 157234 116793
Columbia Strategic Income Fund, Variable Series - Class A Shares Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.090538 1.084541 1.000000	$ $ $	1.155496 1.090538 1.084541	1375477 1190486 286082
Dreyfus IP - Core Bond Portfolio - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.045224 1.034305 1.000000	$ $ $	1.085348 1.045224 1.034305	693841 475341 310780
Dreyfus VIF - International Equity Portfolio - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.374965 1.213920 1.000000	$ $ $	1.674451 1.374965 1.213920	89479 74817 54893
Dreyfus VIF - Limited Term High Yield Portfolio - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.091038 1.077273 1.000000	$ $ $	1.172978 1.091038 1.077273	312514 325335 195628
Dreyfus VIF - Small Company Stock Portfolio - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.148146 1.151247 1.000000	$ $ $	1.260660 1.148146 1.151247	41868 22677 20603
Federated Equity Income Fund II Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.120834 1.096019 1.000000	$ $ $	1.365822 1.120834 1.096019	173437 152771 85708
Federated American Leaders Fund II - Service Shares Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.110663 1.071127 1.000000	$ $ $	1.280351 1.110663 1.071127	433907 296636 208947
Federated Capital Appreciation Fund II - Service Shares Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.050427 1.043733 1.000000	$ $ $	1.203600 1.050427 1.043733	753103 760492 440603
Federated Kaufmann Fund II - Service Shares Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.216511 1.108668 1.000000	$ $ $	1.379660 1.216511 1.108668	2148156 1642783 766285

Subaccount	Year	1.05%
		Beginning AUV		Ending AUV		# Units
Huntington VA Dividend Capture Fund Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.125833 1.098203 1.000000	$ $ $	1.298974 1.125833 1.098203	2475204 2250362 1049563
Huntington VA Growth Fund Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.016892 1.020213 1.000000	$ $ $	1.084410 1.016892 1.020213	1543625 1262866 600915
Huntington VA Income Equity Fund Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.130903 1.109644 1.000000	$ $ $	1.260071 1.130903 1.109644	1564854 1347607 525563
Huntington VA International Equity Fund Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.259882 1.104942 1.000000	$ $ $	1.568008 1.259882 1.104942	785693 531110 69239
Huntington VA Macro 100 Fund Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.150121 1.105319 1.000000	$ $ $	1.220874 1.150121 1.105319	1053157 931107 262555
Huntington VA Mid Corp America Fund Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.262120 1.131883 1.000000	$ $ $	1.339415 1.262120 1.131883	1071046 906012 547847
Huntington VA Mortgage Securities Fund Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.053802 1.051684 1.000000	$ $ $	1.104331 1.053802 1.051684	1446318 759304 48326
Huntington VA New Economy Fund Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.280953 1.143026 1.000000	$ $ $	1.398006 1.280953 1.143026	697037 513625 161321
Huntington VA Rotating Markets Fund Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.180759 1.087986 1.000000	$ $ $	1.397684 1.180759 1.087986	182234 130549 101667
Huntington VA Situs Small Cap Fund Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.372075 1.188744 1.000000	$ $ $	1.423541 1.372075 1.188744	635673 455485 101067
MFS Investors Growth Stock Series - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.083147 1.050110 1.000000	$ $ $	1.150218 1.083147 1.050110	561715 399982 173174
MFS Research Bond Series - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.040383 1.038601 1.000000	$ $ $	1.068647 1.040383 1.038601	2139330 1415963 579645
MFS Total Return Series - Service Class Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.097978 1.081378 1.000000	$ $ $	1.212903 1.097978 1.081378	1749528 1556986 640073
The Universal Institutional Funds, Inc. Equity and Income Portfolio - Class II Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.153999 1.085934 1.000000	$ $ $	1.285664 1.153999 1.085934	5107203 3850887 1616670
The Universal Institutional Funds, Inc. Global Franchise Portfolio - Class II Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.214176 1.095671 1.000000	$ $ $	1.460055 1.214176 1.095671	1619678 1258297 543563
Van Kampen Life Investment Trust Aggressive Growth Portfolio - Class II Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.225307 1.114322 1.000000	$ $ $	1.272301 1.225307 1.114322	76758 27694 22568
Van Kampen Life Investment Trust Comstock Portfolio - Class II Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.163719 1.129491 1.000000	$ $ $	1.336436 1.163719 1.129491	1093179 847967 318447
Wanger U.S. Smaller Companies Subaccount Inception Date February 2, 2004	2006 2005 2004	$ $ $	1.234150 1.120933 1.000000	$ $ $	1.317520 1.234150 1.120933	1846109 1302990 619990

(1)	Formerly known as Federated Growth & Income

FINANCIAL STATEMENTS AND SCHEDULES – STATUTORY BASIS

Transamerica Life Insurance Company

Years Ended December 31, 2006, 2005, and 2004

Transamerica Life Insurance Company

Financial Statements and Schedules– Statutory Basis

Years Ended December 31, 2006, 2005, and 2004

Report of Independent Registered Public Accounting Firm

The Board of Directors

Transamerica Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Life Insurance Company (an indirect wholly owned subsidiary of AEGON N.V.) as of December 31, 2006 and 2005, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2006. Our audit also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles also are described in Note 1. The effects on the financial statement of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Transamerica Life Insurance Company at December 31, 2006 and 2005, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2006.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Life Insurance Company at December 31, 2006 and 2005, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2006, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, in 2006 Transamerica Life Insurance Company changed its accounting for investments in certain low income housing tax credit properties. Also, as discussed in Note 2 to the financial statements, in 2005 Transamerica Life Insurance Company changed its accounting for investment in subsidiary, controlled and affiliated entities as well as its accounting for transfers and servicing of financial assets and extinguishments of liabilities.

/s/ Ernst & Young LLP

March 13, 2007

Transamerica Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2006	2005
Admitted assets
Cash and invested assets:
Cash, cash equivalents, and short-term investments	$1,214,965	$326,027
Bonds:
Affiliated entities	501,180	496,081
Unaffiliated	32,103,292	35,355,634
Preferred stocks:
Affiliated entities	1,085	1,085
Unaffiliated	1,689,094	337,338
Common stocks:
Affiliated entities (cost: 2006 - $84,843; 2005 - $84,576)	82,202	74,849
Unaffiliated (cost: 2006 - $366,148; 2005 - $234,927)	393,176	267,414
Mortgage loans on real estate	5,760,667	5,770,723
Real estate:
Home office properties	6,237	6,464
Properties held for production of income	2,466	5,235
Properties held for sale	21,508	22,822
Policy loans	130,144	123,221
Receivable for securities	6,651	13,474
Other invested assets	1,543,092	1,116,749

Total cash and invested assets	43,455,759	43,917,116
Premiums deferred and uncollected	20,444	21,154
Due and accrued investment income	853,244	847,091
Reinsurance balances recoverable	2,914	3,995
Federal and foreign income tax recoverable	—	112,500
Net deferred income tax asset	108,342	116,392
Receivable from parent, subsidiaries, and affiliates	503,881	54,261
Other admitted assets	109,938	192,366
Separate account assets	28,875,013	23,662,198

Total admitted assets	$73,929,535	$68,927,073

	December 31
	2006	2005
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$4,040,838	$4,008,767
Annuity	23,038,230	26,901,713
Accident and health	812,961	714,373
Policy and contract claim reserves:
Life	35,143	37,337
Accident and health	39,502	40,207
Liabilities for deposit-type contracts	7,085,285	7,755,652
Other policyholders’ funds	2,646	2,562
Remittances and items not allocated	167,889	104,925
Borrowed money	493,336	8,492
Asset valuation reserve	803,012	663,191
Interest maintenance reserve	159,356	214,962
Commissions and expense allowances payable on reinsurance assumed	—	101
Other liabilities	522,796	423,773
Reinsurance in unauthorized companies	—	17,264
Funds held under coinsurance and other reinsurance treaties	5,950,970	2,293,431
Transfers from separate accounts due or accrued (including $(477,683) and $(457,793) accrued for expense allowances recognized in reserves, net of reinsured allowances)	(482,082)	(443,974)
Federal and foreign income taxes payable (including $50,291 and $– on realized capital gains (losses) at December 31, 2006 and 2005, respectively)	20,923	—
Payable for securities	90,398	104,111
Payable to affiliates	230,656	—
Separate account liabilities	28,874,898	23,662,141

Total liabilities	71,886,757	66,509,028
Capital and surplus:
Common stock, $10 per share par value, 1,000,000 shares authorized, 316,955 issued and outstanding shares	3,170	3,170
Preferred stock, Series A, $10 per share par value, 42,500 shares authorized and issued at December 31, 2006 and 42,500 shares authorized, issued and outstanding at December 31, 2005 (total liquidation value - $58,000); Series B, $10 per share par value, 250,000 shares authorized, 87,755 shares issued and outstanding (total liquidation value - $877,550)	1,302	1,302
Treasury stock, Series A Preferred, $10 per share par value, 42,500 shares	(58,000)	—
Surplus notes	—	575,000
Paid-in surplus	1,437,768	1,437,996
Unassigned surplus	658,538	400,577

Total capital and surplus	2,042,778	2,418,045

Total liabilities and capital and surplus	$73,929,535	$68,927,073

See accompanying notes.

Transamerica Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2006	2005	2004
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$392,558	$734,878	$1,192,921
Annuity	4,322,254	4,191,484	4,972,942
Accident and health	194,973	178,855	175,387
Net investment income	2,376,911	2,390,054	2,380,749
Amortization of interest maintenance reserve	21,795	39,488	32,901
Commissions and expense allowances on reinsurance ceded	187,363	105,759	46,349
Consideration for reinsurance recapture	—	—	286,705
Income from fees associated with investment management, administration and contract guarantees for separate accounts	369,936	276,684	250,567
Reserve adjustments on reinsurance ceded	1,234,064	(219,021)	(125,668)
Coinsurance reserve recapture	—	—	643,279
Income from administrative service agreement	42,513	—	—
Other income	51,256	62,744	60,264

	9,193,623	7,760,925	9,916,396
Benefits and expenses:
Benefits paid or provided for:
Life	115,217	118,906	107,082
Accident and Health	113,547	102,075	101,758
Surrender benefits	7,291,738	5,415,085	4,804,754
Other benefits	1,487,689	1,380,601	1,253,141
Increase (decrease) in aggregate reserves for policies and contracts:
Life	32,072	45,992	408,100
Annuity	(3,863,633)	(1,974,994)	639,283
Accident and health	98,588	86,538	97,704

	5,275,218	5,174,203	7,411,822
Insurance expenses:
Commissions	435,419	425,434	447,710
General insurance expenses	253,636	242,493	226,776
Insurance taxes, licenses, and fees	41,256	27,899	39,458
Net transfers to separate accounts	2,417,521	1,365,516	1,022,189
Reinsurance reserve recapture	—	813	293,942
Other expenses	415,693	230,388	194,270

	3,563,525	2,292,543	2,224,345

Total benefits and expenses	8,838,743	7,466,746	9,636,167

Gain from operations before dividends to policyholders, federal income tax expense and net realized capital gains (losses) on investments	354,880	294,179	280,229
Dividends to policyholders	557	455	538

Gain from operations before federal income tax expense and net realized capital gains (losses) on investments	354,323	293,724	279,691
Federal income tax expense	136,412	4,302	78,317

Gain from operations before net realized capital gains (losses) on investments	217,911	289,422	201,374
Net realized capital gains (losses) on investments (net of related federal income taxes and amounts transferred to/from interest maintenance reserve)	114,487	9,223	65,791

Net income	$332,398	$298,645	$267,165

See accompanying notes.

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Treasury Stock	Surplus Notes	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at January 1, 2004	$2,235	$425	$—	$575,000	$1,361,793	$536,103	$2,475,556
Net income	—	—	—	—	—	267,165	267,165
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	52,077	52,077
Nonadmit value of reciprocal ownership	—	—	—	—	(65,170)	(53,209)	(118,379)
Change in other nonadmitted assets	—	—	—	—	—	71,576	71,576
Change in asset valuation reserve	—	—	—	—	—	(220,329)	(220,329)
Repayment of surplus in separate accounts	—	—	—	—	—	560	560
Change in provision for reinsurance in unauthorized companies	—	—	—	—	—	(136)	(136)
Change in net deferred income tax asset	—	—	—	—	—	(35,091)	(35,091)
Issuance of common stock in connection with statutory merger	343	—	—	—	—	(343)	—
Capital contribution	—	—	—	—	490,000	—	490,000
Change in reserves on account of change in valuation basis	—	—	—	—	—	1,423	1,423
Reinsurance transactions	—	—	—	—	—	(14,424)	(14,424)
Dividend to stockholder	—	—	—	—	—	(400,000)	(400,000)
Contributed surplus related to stock appreciation rights plan of indirect parent	—	—	—	—	613	—	613

Balance at December 31, 2004	$2,578	$425	$—	$575,000	$1,787,236	$205,372	$2,570,611

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Treasury Stock	Surplus Notes	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2004	$2,578	$425	$—	$575,000	$1,787,236	$205,372	$2,570,611
Net income	—	—	—	—	—	298,645	298,645
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	39,668	39,668
Change in other nonadmitted assets	—	—	—	—		(1,718)	(1,718)
Change in asset valuation reserve	—	—	—	—	—	(146,776)	(146,776)
Repayment of surplus in separate accounts	—	—	—	—	—	199	199
Change in provision for reinsurance in unauthorized companies	—	—	—	—	—	(17,011)	(17,011)
Change in net deferred income tax asset	—	—	—	—	—	34,505	34,505
Cumulative effect of change in accounting principle	—	—	—	—	—	(6,668)	(6,668)
Issuance of common stock in connection with statutory merger	592	877	—	—	(1,812)	343	—
Return of capital	—	—	—	—	(348,051)	—	(348,051)
Reinsurance transactions	—	—	—	—	—	(5,982)	(5,982)
Contributed surplus related to stock appreciation rights plan of indirect parent	—	—	—	—	623	—	623

Balance at December 31, 2005	$3,170	$1,302	$—	$575,000	$1,437,996	$400,577	$2,418,045

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Preferred Stock	Treasury Stock	Surplus Notes	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2005	$3,170	$1,302	$—	$575,000	$1,437,996	$400,577	$2,418,045
Cumulative effect of change in accounting principle	—	—	—	—	—	(1,665)	(1,665)
Net income	—	—	—	—	—	332,398	332,398
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	105,010	105,010
Change in net unrealized foreign exchange capital gains/losses, net of tax	—	—	—	—	—	(3,602)	(3,602)
Change in other nonadmitted assets	—	—	—	—	—	(98,040)	(98,041)
Change in asset valuation reserve	—	—	—	—	—	(139,821)	(139,821)
Repayment of surplus in separate accounts	—	—	—	—	—	79	79
Change in provision for reinsurance in unauthorized companies	—	—	—	—	—	17,264	17,264
Change in net deferred income tax asset	—	—	—	—	—	91,021	91,021
Reinsurance transactions	—	—	—	—	—	4,640	4,640
Dividend to stockholders	—	—	—	—	—	(69,803)	(69,803)
Repurchase of Series A preferred stock	—	—	(58,000)	—	—	—	(58,000)
Correction of prior period error	—	—	—	—	—	20,480	20,480
Repayment of surplus notes	—	—	—	(575,000)	—	—	(575,000)
Contributed surplus related to stock appreciation rights plan of indirect parent	—	—	—	—	(228)	—	(228)

Balance at December 31, 2006	$3,170	$1,302	$(58,000)	$—	$1,437,768	$658,538	$2,042,778

See accompanying notes.

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2006	2005	2004
Operating activities
Premiums collected, net of reinsurance	$4,910,880	$5,105,476	$6,336,849
Net investment income	2,490,060	2,466,077	2,276,092
Miscellaneous income	1,972,319	259,085	1,143,613
Benefit and loss related payments	(10,395,471)	(7,792,780)	(6,599,811)
Net transfers to separate accounts	(2,326,426)	(1,199,281)	(903,618)
Commissions, expenses paid, and aggregate write-ins for deductions	(1,155,948)	(985,993)	(919,570)
Dividends paid to policyholders	(523)	(584)	(618)
Federal and foreign income taxes paid	(53,236)	(175,128)	(104,543)

Net cash (used in) provided by operating activities	(4,558,345)	(2,323,128)	1,228,394
Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	18,812,848	23,151,411	26,928,308
Common stocks	200,499	83,756	324,400
Preferred stocks	398,977	361,028	454,336
Mortgage loans	1,271,404	1,303,236	679,622
Real estate	7,004	15,683	22,678
Other invested assets	346,990	284,913	416,287
Receivable/payable for securities	66,568	17,374	1,145,717
Miscellaneous proceeds	—	11,490	143,374

Total investment proceeds	21,104,290	25,228,891	30,114,722
Cost of investments acquired:
Bonds	(16,845,468)	(20,643,565)	(28,238,630)
Common stock	(361,184)	(106,718)	(410,614)
Preferred stock	(468,081)	(223,919)	(311,727)
Mortgage loans	(1,266,019)	(1,346,022)	(1,116,443)
Real estate	(2,486)	(303)	(34)
Other invested assets	(609,485)	(396,494)	(521,699)
Receivable/payable for securities	—	(1,346,713)	—
Miscellaneous applications	(13,718)	(5,322)	(44,478)

Total cost of investments acquired	(19,566,441)	(24,069,056)	(30,643,625)
Net increase in policy loans	(6,923)	(6,969)	(11,003)

Net cost of investments acquired	(19,573,364)	(24,076,025)	(30,654,628)

Net cash provided by (used in) investing activities	$1,530,926	$1,152,866	$(539,906)

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2006	2005	2004
Financing and miscellaneous activities
Other cash provided:
Capital and surplus paid in	$—	$—	$490,000
Borrowed funds received	482,624	8,450	—
Net deposits and withdrawals on deposit-type contract funds and other liabilities without life or disability contingencies	542,778	(360,558)	(499,262)
Funds held under reinsurance treaty with unauthorized reinsurers	3,654,695	973,428	637,252
Other sources	(88,152)	(74,352)	(174,360)

Total cash provided	4,591,945	546,968	453,630

Other cash applied:
Dividends paid to stockholders	(42,588)	—	(400,000)
Repurchase of surplus notes	(575,000)	—	—
Repurchase of preferred stock	(58,000)
Capital distribution	—	(348,051)	—

Total other cash applied	(675,588)	(348,051)	(400,000)

Net cash provided by financing and miscellaneous activities	3,916,357	198,917	53,630

Net increase (decrease) in cash, cash equivalents and short-term investments	888,938	(971,345)	742,118
Cash, cash equivalents and short-term investments:
Beginning of year	326,027	1,297,372	555,254

End of year	$1,214,965	$326,027	$1,297,372

Supplemental disclosure of cash flow information for non-cash transactions:
Dividend paid in non-affiliated stock	$27,215	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

December 31, 2006

1. Organization and Summary of Significant Accounting Policies

Organization

Transamerica Life Insurance Company (the Company) is a stock life insurance company and is owned by AEGON USA, Inc. (100% of preferred shares) and Transamerica Occidental Life Insurance Company (100% of common shares). AEGON USA, Inc. (AEGON) and Transamerica Occidental Life Insurance Company (TOLIC) are both indirect wholly-owned subsidiaries of AEGON N.V., a holding company organized under the laws of The Netherlands.

On October 1, 2004, the Company completed a merger with Transamerica Assurance Company (TAC), which was a wholly-owned subsidiary of an affiliate, Transamerica Life Insurance and Annuity Company (TALIAC). The merger was accounted for in accordance with Statement of Statutory Accounting Principles (SSAP) No. 68, Business Combinations and Goodwill, as a statutory merger. As such, financial statements for periods prior to the merger were combined and the recorded assets, liabilities, and surplus of TAC were carried forward to the merged company. As a result of the merger, TALIAC was issued 34,295 shares of the Company's common stock.

On October 1, 2005, the Company completed a merger with TALIAC, which was a wholly-owned subsidiary of an affiliate, TOLIC. The merger was accounted for in accordance with SSAP No. 68 as a statutory merger. Prior to the merger of the Company and TALIAC, TALIAC owned 34,295 shares and AEGON USA, Inc. owned 223,500 shares in common stock of the Company. TOLIC owned 100% (25,000 shares) of the outstanding common shares of TALIAC prior to the merger. As a result of the merger, the 34,295 outstanding shares of the Company previously held by TALIAC were retired and considered authorized but unissued stock of the merged entity. AEGON USA, Inc. exchanged its 223,500 common shares of the Company for 87,755 shares of a newly issued Series B non-voting class of preferred stock of the merged entity, shares equivalent in value to that of the common shares previously held. Also in conjunction with the merger, the TALIAC stock was deemed cancelled by operation of law. In exchange for its agreement to merge TALIAC into the Company, TOLIC received 316,955 shares of the merged entity, which was an equivalent fair value of the TALIAC stock that was deemed cancelled. As such, financial statements for periods prior to the merger were combined and the recorded assets, liabilities, and surplus of TALIAC were carried forward to the merged company. Total capital and surplus of the Company was reduced by the value of the Company’s stock held by TALIAC prior to the merger in the amount of $171,482.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Summarized financial information for the Company, TAC, and TALIAC restated for periods prior to the mergers are as follows:

	Nine Months Ended September 30 2005	Period Ended December 31 2004
	Unaudited
Revenues:
Company	$3,371,185	$5,750,848
TAC	—	152,450
TALIAC	2,857,854	4,013,098
Merger elimination	(51,949)	—

As restated	$6,177,090	$9,916,396

Net income (loss):
Company	$72,538	$140,789
TAC	—	(12,013)
TALIAC	158,430	138,389
Merger elimination	(51,949)	—

As restated	$179,019	$267,165

With respect to TAC, the period ended December 31, 2004, reflects revenues and net loss for the period January 1, 2004 through September 30, 2004 (date of merger with the Company).

Nature of Business

The Company sells individual non-participating whole life, endowment, and term contracts, structured settlements, pension products, as well as a broad line of single fixed and flexible premium annuity products and guaranteed interest contracts and funding agreements. In addition, the Company offers group life, universal life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia, Guam, Puerto Rico, and the US Virgin Islands. Sales of the Company’s products are primarily through the Company’s agents and financial institutions.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or fair value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income for those designated as available-for-sale. Fair value for statutory purposes is based on the price published by the Securities Valuation Office of the NAIC (SVO), if available, whereas fair value for GAAP is based on quoted market prices.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Under GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the fair value. If high credit quality securities are adjusted, the retrospective method is used.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value and the changes in the fair value are recorded as unrealized gains and losses. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of capital and surplus rather than to income as required for fair value hedges.

Derivative instruments are also used in replication transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset. For GAAP, the derivative is reported at fair value with changes in fair value reported in income.

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses on a statutory basis include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Separate Accounts with Guarantees: Some of the Company’s separate accounts provide policyholders with a guaranteed return. These separate accounts are included in the general account for GAAP due to the nature of the guaranteed return.

Nonadmitted Assets: Certain assets designated as “nonadmitted”, primarily net deferred tax assets, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent that those assets are not impaired.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits expense. Interest on these policies is reflected in other benefits. Under GAAP, for universal life, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Under GAAP, for all annuity policies, premiums received, and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: Any reinsurance balance amounts deemed to be uncollectible have been written off through a charge to operations. A liability for reinsurance balances would be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Deferred Income Taxes: Deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software, and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are nonadmitted. Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in future years, and a valuation allowance is established for deferred income tax assets not realizable.

Surplus Notes: Surplus notes are reported as capital and surplus rather than as liabilities as would be required under GAAP.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies.

Statements of Cash Flow: Cash, cash equivalents, and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year of less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Other significant accounting practices are as follows:

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC (SVO) has ascribed an NAIC designation of a 6), are reported at cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments, except for those with an NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities.

Redeemable preferred stocks that have characteristics of debt securities and are rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or fair value. Nonredeemable preferred stocks are reported at fair value or lower of cost or fair value as determined by the Securities Valuation Office of the NAIC (“SVO”) and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

Beginning in 2006, hybrid securities, not classified as debt by the SVO, are reported as preferred stock. Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. As a result, $1,231,903 of securities previously classified as bonds by the Company have been reclassified as preferred stock as of December 31, 2006. Although the classification has changed, these hybrid securities continue to meet the definition of a bond, in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities and therefore, are reported at amortized cost based upon their NAIC rating. A corresponding reclassification was not made as of December 31, 2005.

Common stocks of unaffiliated companies and mutual funds are carried at fair value as determined by the SVO and the related unrealized capital gains or losses are reported in unassigned surplus along with any adjustment for federal income taxes. Common stocks of affiliated noninsurance companies are carried at the GAAP basis equity in the underlying net assets and the net unrealized capital gains (losses) are reported in unassigned surplus.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

The Company is restricted to trading Primus Guaranty, Ltd., a common stock holding, due to its ownership interest, which would require special securities filings prior to executing any purchase or sale transactions in regard to this security. The carrying amount in Primus, which is carried at fair value, as of December 31, 2006 and 2005 was $64,479 and $72,853, respectively.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines that the impairment is other than temporary; the mortgage loan is written down to realizable value and a realized loss is recognized.

Real estate occupied by the Company is reported at cost less allowances for depreciation. Land is reported at cost. Real estate held for the production of income is reported at depreciated cost net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Depreciation is computed by the straight-line method over the estimated useful lives of the properties.

Policy loans are reported at unpaid principal balances.

The Company has minor ownership interests in joint ventures and limited partnerships. The Company carries these investments based on its interest in the underlying GAAP equity of the investee. The Company recognized impairment write-downs for its investments in joint ventures and limited partnerships in the amount of $2,172, $2,261, and $5,991 during the years ended December 31, 2006, 2005 and 2004, respectively.

As of December 31, 2006, investments in Low Income Housing Tax Credits (LIHTC) Properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company. Prior to December 31, 2006, LIHTC investments were carried at audited GAAP equity.

Other “admitted assets” are valued principally at cost.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common, and nonredeemable preferred stocks are credited or charged directly to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 2006 and 2005, the Company excluded investment income due and accrued of $1,299 and $625, respectively, with respect to such practices.

The carrying amounts of all investments are reviewed on an ongoing basis for credit deterioration. If this review indicates a decline in fair value that is other than temporary, the carrying amount of the investment is reduced to its fair value, and a specific writedown is taken. Such reductions in carrying amount are recognized as realized losses on investments.

The Company enters into municipal reverse repurchase agreements for which it requires a minimum of 95% of the fair value of the securities transferred to be maintained as collateral.

For dollar reverse repurchase agreements, the Company receives cash collateral in an amount at least equal to the market value of the securities transferred by the Company in the transaction as of the transaction date. Cash received as collateral will be invested as needed or used for general corporate purposes of the Company.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Derivative Instruments

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally amortized cost, in the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

The Company may hold foreign denominated assets or liabilities and cross currency swaps are utilized to convert the asset or liability to a US denominated security. Cross currency swap agreements are contracts to exchange two principal amounts of two currencies at the prevailing exchange rate at inception of the contract. During the life of the swap, the counterparties exchange fixed or floating rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre-determined rate of exchange. Each asset or liability is hedged individually and the terms of the swap must meet the terms of the hedged instrument. For cross currency swaps qualifying for hedge accounting, the premium or discount is amortized into income over the life of the contract and the foreign currency translation adjustment is recorded as unrealized gain/loss in unassigned surplus. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

The Company issues products providing the customer a return based on the S&P 500 and NASDAQ 1000 indices. The Company uses S&P 500 and NASDAQ 1000 futures and/or options to hedge the liability option risk associated with these products. Futures are marked to market on a daily basis and a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements. Options are marked to fair value in the balance sheet and fair value adjustments are recorded in unassigned surplus.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Capped floating rate commercial mortgage loans and interest rate caps that are designated as hedges and meet hedge accounting rules are carried at amortized cost in the financial statements. A gain or loss upon early termination would be reflected in the IMR similar to the underlying instrument.

The Company may sell products with expected benefit payments extending beyond investment assets currently available in the market. Because assets will have to be purchased in the future to fund future liability cash flows, the Company is exposed to the risk of future investments made at lower yields than what is assumed at the time of pricing. Forward-starting interest rate swaps are utilized to lock-in the current forward rate. The accrual of income for forward-starting interest rate swaps begins at the forward date, rather than at the inception date. These forward-starting swaps meet hedge accounting rules and are carried at cost in the financial statements. Gains and losses realized upon termination of the forward-starting swap are deferred and used to adjust the basis of the asset purchased in the hedged forecasted period. The basis adjustment is then amortized into income as a yield adjustment to the asset over its life.

A replication transaction is a derivative transaction, generally a credit default swap, entered into in conjunction with a cash instrument that is used to reproduce the investment characteristics of an otherwise permissible investment. For replication transactions, generally, a premium is received by the Company on a periodic basis and recognized in investment income. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional of the contract will be made by the Company and recognized as a capital loss. The Company complies with the specific rules established in AVR for replication transactions.

The carrying value of derivative instruments is reflected in either the other invested assets or the other liabilities line within the balance sheet, depending upon the net balance of the derivatives as of the end of the reporting period. As of December 31, 2006 and 2005, derivatives in the amount of $157,037 and $108,923, respectively, were reflected in the other liabilities line within the financial statements.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident, and health benefit reserves are developed by actuarial methods and are determined based on published tables based on statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, and 1980 Commissioners’ Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. The Company returns any portion of the final premium beyond the date of death.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.50 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in Statement of Statutory Accounting Principles (SSAP) No. 50, Classifications and Definitions of Insurance or Managed Care Contracts in Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioners’ Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus and are amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements, and other annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease to the liability balance, and are not reflected as premiums, benefits, or changes in reserve in the statement of operations.

The Company issues funding agreements with well-defined class-based annuity purchase rates defining either specific or maximum purchase rate guarantees. However, these funding agreements are not issued to or for the benefit of an identifiable individual or group of individuals. These contracts are classified as deposit-type contracts in accordance with SSAP No. 50.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Separate Accounts

Separate accounts held by the Company, primarily for individual policyholders as well as for group pension plans, do not have any minimum guarantees, and the investment risks associated with market value changes are borne by the policyholder. The assets in the accounts, carried at estimated fair value, consist of underlying mutual fund shares, common stocks, long-term bonds, and short-term investments.

Certain other separate accounts held by the Company provide a minimum guaranteed return of 3% of the average investment balance to policyholders. The assets consist of long-term bonds and short-term investments which are carried at amortized cost.

Assets held in trust for purchases of variable universal life and variable annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the policyholders and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The investment risks associated with market value changes of the separate accounts are borne entirely by the policyholders except in cases where minimum guarantees exist. The Company received variable contract premiums of $4,875,079, $3,593,932, and $3,133,505 in 2006, 2005, and 2004, respectively. In addition, the Company received $369,936, $276,684, and $250,567 in 2006, 2005, and 2004, respectively, related to fees associated with investment management, administration, and contractual guarantees for separate accounts.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and revenues are recognized over the premium paying periods of the related policies. Consideration received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium revenue.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Stock Option and Stock Appreciation Rights Plans

Prior to 2002 and in 2005 and 2006, AEGON N.V. sponsored a stock option plan for eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to unassigned surplus.

The Company’s employees participate in various stock appreciation rights (SAR) plans issued by the Company’s indirect parent. In accordance with SSAP No. 13, Stock Options and Stock Purchase Plans, the expense related to these plans for the Company’s employees has been charged to the Company, with an offsetting amount credited to paid-in surplus. The Company recorded an expense of $(272), $359, and $613 for the years ended December 31, 2006, 2005, and 2004 respectively. In addition, the Company recorded an adjustment to paid-in surplus for the income tax effect related to these plans over and above the amount reflected in the statement of operations in the amount of $44, $264, and $0 for years ended December 31, 2006, 2005, and 2004 respectively.

Reclassifications

Certain reclassifications have been made to the 2005 and 2004 financial statements to conform to the 2006 presentation.

2. Accounting Changes

Effective January 1, 2006, the Company adopted SSAP No. 93, Accounting for Low Income Housing Tax Credit Property Investments. This statement established statutory accounting principles for investments in federal and certain state sponsored Low Income Housing Tax Credit (LIHTC) properties. SSAP No. 93 states that LIHTC investments shall be initially recorded at cost and amortized based on the proportion of tax benefits received in the current year to the total estimated tax benefits to be allocated to the investor. Prior to 2006, the Company’s investments in LIHTC investments were reported in accordance with SSAP No. 48 and SSAP No. 88 and carried at audited GAAP equity. The cumulative effect is the difference between the audited

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

2. Accounting Changes (continued)

GAAP equity amount at December 31, 2005 and the amortized cost assuming the new accounting principles had been applied retroactively for prior periods. As a result of the change, the Company reported a cumulative effect of a change of accounting principle that reduced unassigned surplus by $1,665 at January 1, 2006.

Effective January 1, 2005, the Company adopted SSAP No. 88, Investments in Subsidiary, Controlled, and Affiliated Entities (SCA entities). According to SSAP No. 88, noninsurance subsidiaries are carried at audited GAAP equity. Prior to 2005, the Company’s investments in noninsurance subsidiaries were reported in accordance with SSAP No. 46, Investments in Subsidiary, Controlled, and Affiliated Entities, and carried at statutory equity. The cumulative effect is the difference between the amount of capital and surplus that would have been reported on January 1, 2005 if the new accounting principle had been applied retroactively for prior periods. As a result of the change, the Company reported a cumulative effect of a change of accounting principle that reduced unassigned surplus by $6,668 at January 1, 2005.

Effective January 1, 2005, the Company adopted SSAP No. 91, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. SSAP No. 91 addresses, among other things, the criteria that must be met in order to account for certain asset transfers as sales rather than collateralized borrowings. Transfers impacted by SSAP No. 91 that the Company engages in include securities lending, repurchase and reverse repurchase agreements and dollar reverse repurchase agreements. In accordance with SSAP No. 91, if specific criteria are met, reverse repurchase agreements and dollar reverse repurchase agreements are accounted for as collateralized borrowings, and repurchase agreements are accounted for as collateralized lending. The cumulative effect of the adoption of this SSAP is the difference between the amount of capital and surplus that would have been reported on January 1, 2005 if the new accounting principle had been applied retroactively for prior periods. This change of accounting principle had no impact on unassigned surplus as of January 1, 2005.

During 2006, the Company discovered that the Interest Maintenance Reserve (IMR) incorrectly included interest-related realized gains and losses associated with specific assets supporting a block of business in which the policyholders were being credited the daily return on such investments. As a result, the IMR balance was overstated by $20,480 as of and for the year ended 2005. The current year financials reflect a reduction in the IMR balance with an offset to unassigned surplus to correct this error.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

3. Capital and Surplus

As of December 31, 2005 the Company had 42,500 non-voting Series A shares and 87,755 non-voting Series B shares of preferred stock outstanding that were owned by AEGON. On December 26, 2006, the Company repurchased its Series A preferred shares for $58,000, which is reflected as treasury stock as of December 31, 2006. The par value of each class of preferred stock is $10 per share and the liquidation value of Series A is $1,365 per share and Series B is $10,000 per share. The per share liquidation values shall be adjusted proportionally to reflect any resulting increase or decrease in the number of outstanding shares of preferred stock. Holders of the Series A preferred shares shall be entitled to receive dividends equal to the amount of income generated from a segregated pool of assets, including cash, cash equivalents, mortgages, and debt securities and these dividends are cumulative in nature. Holders of the Series B preferred shares shall be entitled to receive dividends equal to the rate of six percent of the issue price of the Series B preferred Stock. Holders of both series of preferred stock have no right to cause mandatory or optional redemption of the shares. As of December 31, 2006 and 2005, cumulative unpaid dividends relating to the preferred shares were $23,828 and $13,729, respectively.

The Company paid a preferred stock dividend of $42,588 to its Series A and Series B preferred shareholder, AEGON USA, Inc., on December 26, 2006. On October 23, 2006, the Company paid a preferred stock dividend to AEGON USA, Inc. through a transfer of a non-affiliated investment in common stock with a fair value of $27,215. The Company did not pay a common stock dividend to its parent company during 2006 or 2005. During 2004, Transamerica Life Insurance and Annuity Company, which merged into the Company on October 1, 2005, paid $400,000 to its parent company, Transamerica Occidental Life Insurance Company. On September 29, 2005, the Company distributed $338,551 to its parent company of record on that date, AEGON USA, Inc, a return of additional paid-in capital. In addition, the Company distributed $9,500 as a return of additional paid-in capital to its preferred shareholder, AEGON USA, Inc., on September 29, 2005.

As of December 31, 2005, the Company had surplus notes outstanding in the amount of $575,000 with AEGON USA, Inc. These notes were due 20 years from the date of issuance and were subordinate and junior in right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, the holders of the issued and outstanding preferred stock were entitled to priority only with respect to accumulated but unpaid dividends before the holder of the surplus notes and full payment of the surplus notes were made before the holders of common stock became entitled to any distribution of the remaining assets of the Company. On December 19, 2006, the Company repaid the surplus notes with approval from the Iowa Insurance Division.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

3. Capital and Surplus (continued)

Additional information related to the surplus notes at December 31, 2006 and 2005, are as follows:

December 31, 2006
Date Issued	Interest Rate	Original Amount of Notes	Balance Out- standing at End of Year	Interest Paid Current Year	Total Interest Paid	Accrued Interest
September 30, 2002	6.0%	$275,000	$—	$15,996	$65,496	$—
December 30, 2002	6.0	300,000	—	17,450	67,000	—

Total		$575,000	$—	$33,446	$132,496	$—

December 31, 2005
Date Issued	Interest Rate	Original Amount of Notes	Balance Out- standing at End of Year	Interest Paid Current Year	Total Interest Paid	Accrued Interest
September 30, 2002	6.0%	$275,000	$275,000	$16,500	$49,500	$4,125
December 30, 2002	6.0	300,000	300,000	18,000	49,550	4,500

Total		$575,000	$575,000	$34,500	$99,050	$8,625

Life/health insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2006, the Company meets the RBC requirements.

4. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash, cash equivalents, and short-term investments: The carrying amounts reported in the statutory-basis balance sheet for these instruments approximate their fair values.

Investment securities: Fair values for investment securities are based on unit prices published by the SVO or, in the absence of SVO published unit prices or when amortized cost is used by the SVO as the unit price, quoted market prices by other third party organizations, where available.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

4. Fair Values of Financial Instruments (continued)

For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit, and maturity of the investments. For equity securities that are not actively traded, estimated fair values are based on values of issues of comparable yield and quality.

Mortgage loans on real estate and policy loans: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions, and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying amount.

Interest rate caps and swaps: Estimated fair value of interest rate caps are based upon the quoted market price at the balance sheet date. Estimated fair value of swaps, including interest rate and currency swaps, are based upon the pricing differential for similar swap agreements.

Credit default swaps: Estimated fair value of credit default swaps are based upon the pricing differential for similar swap agreements.

Receivable from or payable to parents, subsidiaries, and affiliates: The fair values for short-term notes receivable from and payable to affiliates are assumed to equal their carrying amount.

Separate accounts: The fair value of separate account assets are based on quoted market prices. The fair value of separate account annuity liabilities approximate the market value of the separate account assets less a provision for the present value of future profits related to the underlying contracts.

Investment contracts: Fair values for the Company’s liabilities under investment-type insurance contracts, which include guaranteed interest contracts and funding agreements, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Surplus notes and borrowed money: Fair values for surplus notes and borrowed money are estimated using discounted cash flow analyses based on the Company’s current incremental borrowing rate for similar types of borrowing arrangements.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

4. Fair Values of Financial Instruments (continued)

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2006		2005
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets
Cash, cash equivalents, and short-term investments	$1,214,965	$1,214,965	$326,027	$326,027
Unaffiliated bonds	32,103,292	32,462,380	35,355,634	36,054,870
Unaffiliated preferred stocks	1,689,094	1,773,025	337,338	387,135
Unaffiliated common stocks	393,176	393,176	267,414	267,414
Mortgage loans on real estate	5,760,667	5,863,158	5,770,723	5,957,887
Policy loans	130,144	130,144	123,221	123,221
Interest rate caps	10,793	10,793	25,728	25,728
Swaps	(167,913)	348,111	(134,522)	206,623
Receivable from parents, subsidiaries, and affiliates	503,881	503,881	54,261	54,261
Separate account assets	28,875,013	28,875,013	23,662,198	23,662,198
Liabilities
Investment contract liabilities	29,617,295	30,115,504	31,328,893	31,505,905
Borrowed money	493,336	493,336	8,492	8,492
Surplus notes	—	—	575,000	575,000
Separate account annuity liabilities	22,890,368	22,890,368	20,215,086	20,215,643

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments

The carrying amounts and estimated fair values of non-affiliated investments in bonds and preferred stocks were as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses Less Than 12 Months	Gross Unrealized Losses 12 Months or More	Estimated Fair Value
December 31, 2006
Bonds:
United States Government and agencies	$423,901	$2,140	$876	$5,701	$419,464
State, municipal, and other government	684,807	61,035	1,710	10,418	733,714
Public utilities	2,159,941	85,344	3,766	20,344	2,221,175
Industrial and miscellaneous	18,867,823	549,897	47,310	211,195	19,159,214
Mortgage and other asset-backed securities	9,966,820	46,050	9,222	74,836	9,928,813

	32,103,292	744,466	62,884	322,494	32,462,380
Unaffiliated preferred stocks	1,689,094	94,679	2,098	8,650	1,773,025

	$33,792,386	$839,145	$64,982	$331,144	$34,235,405

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses Less Than 12 Months	Gross Unrealized Losses 12 Months or More	Estimated Fair Value
December 31, 2005
Bonds:
United States Government and agencies	$467,041	$2,503	$1,377	$4,954	$463,213
State, municipal, and other government	729,272	76,529	10,322	8,152	787,326
Public utilities	2,393,792	137,486	13,895	5,964	2,511,419
Industrial and miscellaneous	22,146,828	858,567	181,175	79,549	22,744,672
Mortgage and other asset-backed securities	9,618,701	52,048	62,704	59,805	9,548,240

	35,355,634	1,127,133	269,473	158,424	36,054,870
Unaffiliated preferred stocks	337,338	52,580	1,780	1,003	387,135

	$35,692,972	$1,179,713	$271,253	$159,427	$36,442,005

The Company held bonds and preferred stock at December 31, 2006 and 2005 with a carrying value of $44,139 and $61,497, respectively, and amortized cost of $56,799 and $83,913, respectively, that have an NAIC rating of 6 and which are not considered to be other than temporarily impaired. These securities are carried at the lower of amortized cost or fair value, and any write-down to fair value has been recorded directly to unassigned surplus.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

At December 31, 2006 and 2005, respectively, for securities that have been in a continuous loss position for greater than or equal to twelve months, the Company held 1,502 and 623 securities with a carrying amount of $11,033,069 and $4,015,779 and an unrealized loss of $331,144 and $159,427 with an average price of 97.0 and 95.8 (NAIC market value/amortized cost). Of this portfolio, 94.4% and 92.8% were investment grade with associated unrealized losses of $291,095 and $134,004, respectively.

At December 31, 2006 and 2005, respectively, for securities in an unrealized loss position less than twelve months, the Company held 808 and 1,663 securities with a carrying amount of $5,751,378 and $12,911,044 and an unrealized loss of $64,982 and $271,253 with an average price of 46.7 and 97.8 (NAIC market value/amortized cost). Of this portfolio, 96.8% and 93.7% were investment grade with associated unrealized losses of $52,315 and $232,159, respectively.

The Company closely monitors below investment grade holdings and those investment grade issuers and industry sectors where the Company has concerns. The Company also regularly monitors industry sectors. Securities in unrealized loss positions that are considered other than temporary are written down to fair value. The Company considers relevant facts and circumstances in evaluating whether the impairment is other than temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; and (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount. Additionally, financial condition, near term prospects of the issuer, nationally recognized credit rating changes, and cash flow trends and underlying levels of collateral, for asset-backed securities only, are monitored. The Company will record a charge to the statement of operations to the extent that these securities are subsequently determined to be other than temporarily impaired.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

The estimated fair value of bonds, common stocks and preferred stocks with gross unrealized losses at December 31, 2006 and 2005 is as follows:

	Losses Less Than 12 Months	Losses 12 Months or More	Total
December 31, 2006
Bonds:
United States Government and agencies	$101,985	$203,936	$305,921
State, municipal and other government	107,264	103,700	210,964
Public utilities	325,631	618,315	943,946
Industrial and miscellaneous	3,082,806	6,373,498	9,456,304
Mortgage and other asset-backed securities	1,890,306	3,081,179	4,971,485

	5,507,992	10,380,628	15,888,620
Unaffiliated preferred stocks	178,404	321,295	499,699
Unaffiliated common stocks	75,770	—	75,770

	$5,762,166	$10,701,923	$16,464,089

	Losses Less Than 12 Months	Losses 12 Months or More	Total
December 31, 2005
Bonds:
United States Government and agencies	$141,244	$170,403	$311,647
State, municipal and other government	60,165	97,138	157,303
Public utilities	143,598	704,324	847,922
Industrial and miscellaneous	1,978,492	7,468,676	9,447,168
Mortgage and other asset-backed securities	1,345,999	4,120,924	5,466,923

	3,669,498	12,561,465	16,230,963
Unaffiliated preferred stocks	20,355	60,503	80,858
Unaffiliated common stocks	1,367	48,206	49,573

	$3,691,220	$12,670,174	$16,361,394

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

The carrying amounts and estimated fair values of bonds at December 31, 2006, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$1,586,577	$1,582,428
Due after one year through five years	9,831,426	9,904,018
Due after five years through ten years	6,486,057	6,523,777
Due after ten years	4,232,412	4,523,344

	22,136,472	22,533,567
Mortgage and other asset-backed securities	9,966,820	9,928,813

	$32,103,292	$32,462,380

A detail of net investment income is presented below:

	Year Ended December 31
	2006	2005	2004
Bonds	$1,908,966	$2,054,492	$2,042,322
Preferred stock	89,786	23,293	32,211
Common stock	5,404	3,688	3,057
Mortgage loans	389,683	383,849	349,988
Real estate	4,238	4,871	6,625
Policy loans	8,501	9,277	6,903
Derivatives	(6,687)	(29,658)	(8,508)
Cash, cash equivalents, and short-term investments	24,043	12,461	12,468
Other	68,733	65,023	42,405

Gross investment income	2,492,667	2,527,296	2,487,471
Less investment expenses	(115,756)	(137,242)	(106,722)

Net investment income	$2,376,911	$2,390,054	$2,380,749

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

Proceeds from sales and maturities of bonds and preferred stocks and related gross realized gains and losses were as follows:

	Year Ended December 31
	2006	2005	2004
Proceeds	$20,443,729	$23,512,439	$27,382,644

Gross realized gains	$251,133	$291,791	$377,571
Gross realized losses	(215,545)	(203,370)	(170,327)

Net realized gains	$35,588	$88,421	$207,244

Gross realized losses for the years ended December 31, 2006, 2005, and 2004 include $21,993, $42,184, and $41,722, respectively, which relates to losses recognized on other than temporary declines in market value of debt securities.

At December 31, 2006, investments with an aggregate carrying value of $53,428 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

Net realized capital gains/losses on investments and change in net unrealized capital gains/losses on investments are summarized below:

	Realized
	Year Ended December 31
	2006	2005	2004
Bonds	$(758)	$97,640	$156,899
Preferred stocks	36,370	(9,219)	50,345
Common stocks	(1,982)	(4,465)	9,300
Mortgage loans on real estate	385	(3,054)	(12,719)
Real estate	515	2,538	6,320
Short-term investments	(5)	(7)	2,113
Derivatives	6,275	(27,493)	(37,464)
Other invested assets	110,648	69,851	40,595

	151,448	125,791	215,389
Tax effect	(50,291)	(53,227)	(50,818)
Transfer to interest maintenance reserve	13,330	(63,341)	(98,780)

Net realized capital gains on investments	$114,487	$9,223	$65,791

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

	Change in Unrealized
	Year Ended December 31
	2006	2005	2004
Bonds	$13,177	$(112,374)	$54,762
Preferred stocks	45,805	1,816	8,029
Common stocks	(5,460)	5,085	14,629
Affiliated entities	7,086	2,619	57,132
Other invested assets	116,799	58,498	(33,808)
Derivative instruments	(59,193)	88,809	(40,228)

Change in net unrealized capital gains/losses	$118,214	$44,453	$60,516

Gross unrealized gains and gross unrealized losses on unaffiliated common stocks are as follows:

	December 31
	2006	2005
Unrealized gains	$34,180	$35,911
Unrealized losses	(7,153)	(3,424)

Net unrealized gains	$27,027	$32,487

During 2006, the Company issued mortgage loans with interest rates ranging from 5.09% to 7.60% for commercial loans and 6.65% to 8.14% for agricultural loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 86%. Mortgage loans with a carrying amount of $23 were non-income producing for the previous 180 days. Accrued interest of $4 and $157 related to these mortgage loans was excluded from investment income at December 31, 2006 and 2005, respectively. The Company has a mortgage or deed of trust on the property thereby creating a lien which gives it the right to take possession of the property (among other things) if the borrower fails to perform according to the terms of the loan documents. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

At December 31, 2005, the carry amounts of impaired loans with a related allowance for credit losses were $105 with associated allowances of $104. There were no impaired mortgage loans with a related allowance for credit losses as of December 31, 2006. There were also no impaired mortgage loans held without an allowance for credit losses as of December 31, 2006 or 2005. The average recorded investment in impaired loans during 2006 and 2005 was $17 and $4,766, respectively.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis. The Company recognized interest income on impaired loans of $110 and $3,077 for years ended December 31, 2005 and 2004, respectively. Interest income in the amount of $126 and $5,672 was recognized on a cash basis for years ended December 31, 2005 and 2004, respectively. There was no interest income on impaired loans recognized nor was there any interest income recognized on a cash basis for the year ended December 31, 2006.

The following table provides a reconciliation of the beginning and ending balances for the allowance for credit losses on mortgage loans:

	Year Ended December 31
	2006	2005	2004
Balance at beginning of period	$104	$8,184	$8,363
Additions, net charged to operations	—	838	13,234
Reduction due to write-downs charged against the allowance	104	7,612	6,300
Recoveries in amounts previously charged off	—	1,306	7,113

Balance at end of period	$—	$104	$8,184

At December 31, 2006 and 2005, the Company had recorded investments in restructured securities of $9,644 and $15,354, respectively. The capital gains taken as a direct result of restructures in 2006 were $4,198. There were no capital gains taken as a direct result of restructures in 2005. The Company often has impaired a security prior to the restructure date. These impairments are not included in the calculation of restructure related losses and are accounted for as a realized loss, reducing the cost basis of the security involved.

At December 31, 2006 and 2005, the Company had no loans for which impairments have been recognized in accordance with SSAP No. 36, Troubled Debt Restructuring. There were no realized losses during the years ended December 31, 2006 and 2005 related to such restructurings. There are no commitments to lend additional funds to debtors owing receivables.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

At December 31, 2006 and 2005, the Company held a mortgage loan loss reserve in the AVR of $172,414 and $143,121, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property-Type Distribution
	December 31			December 31
	2006	2005		2006	2005
South Atlantic	22%	23%	Office	35%	36%
Pacific	21	21	Industrial	21	20
Mountain	17	17	Apartment	19	19
Middle Atlantic	15	12	Retail	16	18
E. North Central	10	13	Other	4	4
W. North Central	5	7	Agriculture	4	2
W. South Central	5	3	Medical	1	1
E. South Central	3	2
New England	2	2

For the year ending December 31, 2006, the Company has seven Low Income Housing Tax Credits. The remaining years of unexpired tax credits ranged from one to twelve and none of the properties were subject to regulatory review. The length of time remaining for holding periods ranged from five to eighteen years. The amount of contingent equity commitments expected to be paid during the years 2007 to 2008 is $3,361. There were no impairment losses, write-downs, or reclassifications during the year related to any of these credits.

The Company uses interest rate swaps to reduce market risk in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. An interest rate swap is an arrangement whereby two parties (counterparties) enter into an agreement to exchange periodic interest payments. The dollar amount the counterparties pay each other is an agreed-upon period interest rate multiplied by an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. The Company also uses cross currency swaps to reduce market risk in foreign currencies and to alter exchange exposure arising from mismatches between assets and liabilities. A notional currency exchange occurs at the beginning and end of the contract. During the life of the swap, the counterparties exchange fixed or floating interest payments in its swapped currency. All swap transactions are entered into pursuant to master agreements providing for a single net payment to be made by one counterparty at each due date.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

The maximum term over which the Company is hedging its exposure to the variability of future cash flows is approximately 29 years for forecasted hedge transactions. For forecasted hedge transactions, the deferred gain (loss) is recognized in income as the purchased asset affects income. If the forecasted transaction no longer qualifies for hedge accounting or if the forecasted transaction is no longer probable, the forward-starting swap will cease to be valued at amortized cost and will be marked to fair value through surplus. For the year ended December 31, 2006, none of the Company’s cash flow hedges has been discontinued, as it was probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship.

For the years ended December 31, 2006 and 2005, the Company has recorded $(27,316) and $(16,971), respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized loss. The Company did not recognize any unrealized gains or losses during 2006 or 2005 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

An interest rate floor provides a receipt of payments in the event interest rates fall below the strike rates in the contract. An interest rate floor is designed to generate cash flows to offset lower cash flows received on assets during low interest rate environments. The Company pays a single premium at the beginning of the contract. These interest rate floors are marked to fair value in the balance sheet and the fair value adjustment is recorded in capital and surplus.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

The Company replicates investment grade corporate bonds by combining a AAA rated security as a cash component with a credit default swap which, in effect, converts the high quality asset to a lower rated investment grade asset. Using the swap market to replicate credit enables the Company to enhance the relative values while having the ability to execute larger transactions in a shortened time frame. At December 31, 2006 and 2005, the Company had replicated assets with a fair value of $170,856 and $257,592, respectively, and credit default swaps with a fair value of $1,128 and $655, respectively. During the years ended December 31, 2006, 2005, and 2004, the Company did not recognize any capital losses related to replication transactions.

The Company is exposed to credit related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparty to fail to meet their obligations given their high credit rating of ‘A’ or better. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, then the Company is required to post assets instead. As of December 31, 2006, the fair value of all contracts, aggregated at a counterparty level, with a positive and negative fair value amounted to $479,107 and $120,120, respectively.

At December 31, 2006 and 2005, the Company’s outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2006	2005
Derivative securities:
Interest rate and currency swaps:
Receive fixed – pay floating	$6,156,247	$6,049,495
Receive floating – pay fixed	6,860,032	5,177,710
Receive fixed – pay fixed	107,148	—
Receive floating (uncapped) – pay floating (capped)	4,093,896	2,252,501
Interest rate cap agreement	4,521,900	4,503,253
Interest rate floor agreements	59,200	—

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

6. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance assumed and ceded amounts:

	Year Ended December 31
	2006	2005	2004
Direct premiums	$7,282,848	$6,263,720	$6,613,440
Reinsurance assumed – non affiliates	4,025	4,151	4,135
Reinsurance assumed – affiliates	229,506	118,163	606,996
Reinsurance ceded – non affiliates	(99,068)	(143,292)	(154,630)
Reinsurance ceded – affiliates	(2,507,526)	(1,137,525)	(728,691)

Net premiums earned	$4,909,785	$5,105,217	$6,341,250

The Company received reinsurance recoveries in the amount of $266,434, $207,157, and $246,616, during 2006, 2005, and 2004, respectively. At December 31, 2006 and 2005, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $12,977 and $13,626, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2006 and 2005 of $8,260,587 and $2,954,515, respectively.

The net amount of the reduction in surplus at December 31, 2006 if all reinsurance agreements were cancelled is $15,022.

At December 31, 2006 and 2005, amounts recoverable from unaffiliated unauthorized reinsurers of $1,034 and $1,497, respectively, and reserve credits for reinsurance ceded of $25,221 and $28,971, respectively were associated with a single reinsurer and its affiliates. The Company holds collateral under these reinsurance agreements in the form of trust agreements totaling $27,616 and $32,063 at December 31, 2006 and 2005, respectively, that can be drawn on for amounts that remain unpaid for more than 120 days.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

6. Reinsurance (continued)

During 2001, the Company entered into a reinsurance transaction with an unaffiliated company to cede certain annuity benefits on an inforce group of contracts. The gain from this transaction of $13,674 was credited directly to unassigned surplus. During 2006, 2005, and 2004, $1,403, $1,437, and $1,480, respectively, of the initial gain were amortized into earnings, with a corresponding charge to unassigned surplus.

During 2001, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd. (TIRE), an affiliate of the Company. Under the terms of this transaction, the Company ceded certain traditional life insurance contracts. The net of tax impact from the cession of inforce business was $33,042, which was credited directly to unassigned surplus. During 2006, 2005, and 2004, the Company has amortized $3,304 per year into earnings with a corresponding charge to unassigned surplus. The Company has a liability for funds held under reinsurance of $585,938 and $625,459 at December 31, 2006 and December 31, 2005, respectively.

During 2003, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd, an affiliate. Under the terms of this transaction, the Company ceded the obligations and benefits related to certain life insurance contracts. The difference between the consideration paid of $2,608 and the reserve credit taken of $6,188 was credited directly to unassigned surplus on a net of tax basis. Subsequent to the initial gain, the Company has amortized $247, $256, and $266 into earnings during 2006, 2005, and 2004, respectively, with a corresponding charge to unassigned surplus. The Company holds collateral in the form of letters of credit of $2,000.

During 2003, the Company entered into an indemnity reinsurance agreement in which the Company agreed to cede the obligations and benefits related to certain fixed annuity contracts on a coinsurance and modified coinsurance basis. The Company received a ceding commission of $13,386 at the inception of the contract. In addition, the Company released the IMR liability of $12,906 related to the assets backing the ceded contracts because the future investment experience to be transferred to the assuming company will be without adjustment of the IMR that existed at the date of the initial transaction. During 2006, 2005, and 2004, the Company has amortized $2,632, $985, and $6,979, respectively, of the initial gain into earnings with a corresponding charge to unassigned surplus.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

6. Reinsurance (continued)

During 2004, the Company entered into a reinsurance transaction to cede the new production of certain fixed annuity contracts to Transamerica International Re (Ireland) Ltd, an affiliate of the Company, on a funds withheld basis. The Company ceded premiums of $803,793, $861,776, and $677,733 during 2006, 2005, and 2004, respectively, and has taken a reserve credit of $2,111,108 and $1,419,368 at December 31, 2006 and 2005, respectively. The Company has a liability for funds held under reinsurance of $2,058,100 and $1,364,943 at December 31, 2006 and December 31, 2005, respectively. The consummation of this treaty caused no initial gain or loss.

On July 1, 2004, the Company recaptured business it had previously ceded to TOLIC. The Company received $286,705 as consideration for this recapture, which has been included in the Company’s statement of operations. The change in reserves of $293,942 related to the recapture has been reported in the statement of operations.

On October 1, 2004, the Company recaptured business it had previously ceded under a reinsurance treaty with First AUSA Life Insurance Company, an affiliate. The Company received $643,279 as consideration for this recapture, which has been included in the Company’s statement of operations. The change in reserves of $643,279 related to the recapture has been reported in the statement of operations as an increase in reserves.

During 2006, the Company entered into a reinsurance agreement with Transamerica Ireland Reinsurance, an affiliate, to retrocede an inforce block of universal life business. The initial commission expense allowance received of $148,162 less ceded reserves of $169,062 resulted in an initial transaction gain of $20,900 pre-tax ($13,585 net of tax). The net of tax gain was reclassified to unassigned surplus. During 2006, the Company amortized $1,359 into earnings with a corresponding charge to unassigned surplus.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

7. Income Taxes

The main components of net deferred income taxes are as follows:

	December 31
	2006	2005
Deferred income tax assets:
Guaranty funds	$6,350	$6,156
Non-admitted assets	6,959	2,813
807(f) assets	6,042	8,195
Partnerships	33,185	—
Tax basis deferred acquisition costs	242,335	212,840
Reserves	103,702	100,065
Unrealized capital losses	44,330	65,081
Derivatives	36,455	60,941
Deferred intercompany losses	11,042	1,918
Other	7,690	6,798

Total deferred income tax assets	498,090	464,807
Nonadmitted deferred tax assets	251,610	169,345

Admitted deferred tax assets	246,480	295,462
Deferred income tax liabilities:
Unrealized capital gains	112,838	140,564
807(f) liability	6,742	4,182
Accrued dividends	3,561	4,447
Deferred intercompany gains	13,724	11,524
Partnerships	—	17,745
Other	1,273	608

Total deferred income tax liabilities	138,138	179,070

Net admitted deferred tax asset	$108,342	$116,392

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

7. Income Taxes (continued)

The change in net deferred income tax assets and deferred income tax assets are as follows:

	December 31
	2006	2005	Change
Total deferred tax assets	$498,090	$464,807	$33,283
Total deferred tax liabilities	138,138	179,070	40,932

Net deferred tax asset	$359,952	$285,737	74,215

Tax effect of unrealized gains (losses)			16,806

Change in net deferred income tax			$91,021

	December 31
	2005	2004	Change
Total deferred tax assets	$464,807	$410,825	$53,982
Total deferred tax liabilities	179,070	154,808	(24,262)

Net deferred tax asset	$285,737	$256,017	29,720

Tax effect of unrealized gains (losses)			4,785

Change in net deferred income tax			$34,505

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income tax expense and net realized capital gains (losses) on investments for the following reasons:

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

7. Income Taxes (continued)

	Year Ended December 31
	2006	2005	2004
Income tax computed at federal statutory rate (35%)	$124,013	$102,803	$97,892
Deferred acquisition costs – tax basis	28,780	3,237	14,810
Depreciation	—	—	53
Dividends received deduction	(22,343)	(22,887)	(8,511)
IMR amortization	(7,628)	(13,821)	(11,515)
Investment income items	(7,952)	(9,159)	(4,233)
Low income housing credits	(4,830)	(5,138)	(5,215)
Limited partnerships book/tax difference	(3,754)	(2,477)	13,641
Prior year over (under) accrual	48,942	(22,832)	2,409
Tax contingencies	4,242	930	4,845
Prior year receivable	(20,067)	(18,578)	(18,578)
Reinsurance transactions	1,624	(2,094)	(5,049)
Tax credits	(4,285)	(716)	(218)
Tax reserve adjustment	(285)	(3,549)	242
Other	(45)	(1,417)	(2,256)

Federal income tax expense	136,412	4,302	78,317
Change in net deferred income taxes	(91,021)	(34,505)	35,091

Total income taxes	$45,391	$(30,203)	$113,408

Effective October 1, 2005, the Company joined in a consolidated income tax return filing with TOLIC. Prior to that date, the Company filed a consolidated tax return with its indirect parent company, AEGON US Holding Corporation. Under the terms of a tax sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies’ alternative minimum taxable income. In addition, any operating loss or capital loss carryforwards are calculated for the life and nonlife subgroups on a consolidated basis. At December 31, 2005, the consolidated returns had no loss carryforwards. A tax return has not yet been filed for 2006.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

7. Income Taxes (continued)

The Company’s federal income tax returns have been examined by the Internal Revenue Service and the statute is closed through 2000. The examination fieldwork for 2001 through 2004 has been completed and resulted in tax return adjustments that are currently being appealed. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax provisions.

Income taxes incurred during 2006, 2005, and 2004 for the consolidated group in which the Company is included that will be available for recoupment in the event of future net losses is $317,053, $161,759, and $124,669, respectively.

Prior to 1984, as provided for under the Life insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the “policyholders’ surplus account” (PSA). No federal income taxes have been provided for in the financial statements on income deferred in the PSA. Distributions from the PSA were made during 2006 and 2005 in the amounts of $20,258 and $20,387, respectively, which reduced the balance in the PSA to zero. Due to United States tax legislation enacted in October 2004, distributions to shareholders during 2005 and 2006 are deemed to come first out of the PSA and are not taxed. There was no reduction to net earnings due to this distribution.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relate to liabilities established on a variety of the Company’s annuity and deposit-type products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31
	2006		2005
	Amount	Percent of Total	Amount	Percent of Total
Subject to discretionary withdrawal with market value adjustment	$3,073,540	5%	$4,137,425	7%
Subject to discretionary withdrawal at book value less surrender charge of 5% or more	6,661,713	11	5,194,249	9
Subject to discretionary withdrawal at fair value	22,471,785	38	19,641,958	34

Total with adjustment or at market value	32,207,038	54	28,973,632	50
Subject to discretionary withdrawal at book value (minimal or no charges or adjustments)	13,065,825	22	16,625,467	29
Not subject to discretionary withdrawal	14,206,871	24	12,093,715	21

Total annuity reserves and deposit fund liabilities - before reinsurance	59,479,734	100%	57,692,814	100%

Less reinsurance ceded	6,254,160		2,590,225

Net annuity reserves and deposit fund liabilities	$53,225,574		$55,102,589

Included in the liability for deposit-type contracts at December 31, 2006 and 2005 are $2,215,320 and $3,449,986, respectively, of funding agreements issued by an affiliate to special purpose entities in conjunction with non-recourse medium-term note programs. Under these programs, the proceeds from each note series issuance are used to purchase a funding agreement from an affiliated Company which secures that particular series of notes. The funding agreement is reinsured to the Company. In general, the payment terms of the note series match the payment terms of the funding agreement that secures that series. Claims for principal and interest for these funding agreements are afforded equal priority as other policyholders. At December 31, 2006, the contractual maturities were: 2007 - $1,375,474; 2008 - $0; 2009 - $370,500; 2010 - $55,339, 2011 – $125,345; thereafter - $288,662.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

The Company’s liability for deposit-type contracts includes GIC’s and funding agreements assumed from Monumental Life Insurance Company, an affiliate. The liabilities assumed are $5,805,498 and $4,218,445 at December 31, 2006 and 2005, respectively.

Separate and variable accounts held by the Company relate to individual variable life insurance policies. The benefits provided on the policies are determined by the performance and/or market value of the investments held in the separate account. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. The assets of these are carried at market value. The life insurance policies typically provide a guaranteed minimum death benefit. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2006 and 2005 is as follows:

	Nonindexed Guaranteed Less than or equal to 4%	Nonindexed Guaranteed More than 4%	Nonguaranteed Separate Account	Total
Premiums, deposits, and other considerations for the year ended December 31, 2006	$7,471	$—	$4,874,131	$4,881,602

Reserves for separate accounts with assets at:
Fair value	$—	$—	$27,230,773	$27,230,773
Amortized cost	493,802	—	—	493,802

Total at December 31, 2006	$493,802	$—	$27,230,773	$27,724,575

Reserves for separate accounts by withdrawal characteristics at December 31, 2006:
Subject to discretionary withdrawal:
With market value adjustment	$37,244	$—	$—	$37,244
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—
At fair value	—	—	27,230,773	27,230,773
At book value without market value adjustment and with current surrender charge of less than 5%	456,558	—	—	456,558
Not subject to discretionary withdrawal	—	—	—	—

Total separate account liabilities at December 31, 2006	$493,802	$—	$27,230,773	$27,724,575

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

	Nonindexed Guaranteed Less than or equal to 4%	Nonindexed Guaranteed More than 4%	Nonguaranteed Separate Account	Total
Premiums, deposits, and other considerations for the year ended December 31, 2005	$7,756	$—	$3,592,608	$3,600,364

Reserves for separate accounts with assets at:
Fair value	$—	$—	$22,429,774	$22,429,774
Amortized cost	472,193	136,956	—	609,149

Total at December 31, 2005	$472,193	$136,956	$22,429,774	$23,038,923

Reserves for separate accounts by withdrawal characteristics at December 31, 2005:
Subject to discretionary withdrawal:
With market value adjustment	$—	$136,956	$—	$136,956
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—
At fair value	—	—	22,429,774	22,429,774
At book value without market value adjustment and with current surrender charge of less than 5%	436,447	—	—	436,447
Not subject to discretionary withdrawal	35,746	—	—	35,746

Total separate account liabilities at December 31, 2005	$472,193	$136,956	$22,429,774	$23,038,923

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

	Nonindexed Guaranteed Less than or equal to 4%	Nonindexed Guaranteed More than 4%	Nonguaranteed Separate Account	Total
Premiums, deposits, and other considerations for the year ended December 31, 2004	$11,643	$—	$3,125,541	$3,137,184

Reserves for separate accounts with assets at:
Fair value	$—	$—	$19,631,255	$19,631,255
Amortized cost	450,201	255,701	—	705,902

Total at December 31, 2004	$450,201	$255,701	$19,631,255	$20,337,157

Reserves for separate accounts by withdrawal characteristics at December 31, 2004:
Subject to discretionary withdrawal:
With market value adjustment	$—	$255,701	$65,384	$321,085
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—
At fair value	—	—	19,565,871	19,565,871
At book value without market value adjustment and with current surrender charge of less than 5%	418,070	—	—	418,070
Not subject to discretionary withdrawal	32,131	—	—	32,131

Total separate account liabilities at December 31, 2004	$450,201	$255,701	$19,631,255	$20,337,157

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31
	2006	2005	2004
Transfers as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$4,875,079	$3,593,932	$3,133,505
Transfers from separate accounts	(2,463,321)	(2,235,249)	(2,117,121)

Net transfers to separate accounts	2,411,758	1,358,683	1,016,384
Miscellaneous reconciling adjustments	5,763	6,833	5,805

Transfers as reported in the summary of operations of the life, accident and health annual statement	$2,417,521	$1,365,516	$1,022,189

At December 31, 2006 and 2005, the Company had separate account annuities with guaranteed benefits as follows:

Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
December 31, 2006
Minimum guaranteed death benefit	$14,637,639	$174,306	$18,781
Minimum guaranteed income benefit	9,710,748	134,293	8,043
Guaranteed premium accumulation fund	54,534	8,575	—
Minimum guaranteed withdrawal benefit	60,452	440	—
December 31, 2005
Minimum guaranteed death benefit	$13,441,966	$148,186	$25,827
Minimum guaranteed income benefit	8,303,742	111,898	6,973
Guaranteed premium accumulation fund	61,322	8,875	—
Minimum guaranteed withdrawal benefit	1,257,973	7,002	(4,448)

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

For Variable Annuities with Guaranteed Living Benefits (VAGLB), which includes minimum guaranteed income, minimum guaranteed withdrawal, and guaranteed premium accumulation fund benefits, the Company complies with Actuarial Guideline 39. This guideline defines a two step process for the determination of VAGLB reserves. The first step is to establish a reserve equal to the accumulated VAGLB charges for the policies in question. The second step requires a standalone asset adequacy analysis to determine the sufficiency of these reserves. This step has been satisfied by projecting 30 years into the future along 1000 stochastic variable return paths using a variety of assumptions as to VAGLB charges, lapse, withdrawal, annuitization, and death. The results of this analysis are discounted back to the valuation date and compared to the accumulation of fees reserve to determine if an additional reserve needs to be established.

For Variable Annuities with Minimum Guaranteed Death Benefits (MGDB), the Company complies with Actuarial Guideline 34. This guideline requires that MGDBs be projected by assuming an immediate drop in the values of the assets supporting the variable annuity contract, followed by a subsequent recovery at a net assumed return until the maturity of the contract. The immediate drop percentages and gross assumed returns vary by asset class and are defined in the guideline. Mortality is based on the 1994 Variable Annuity MGDB Mortality Table, which is also defined in the guideline.

Reserves on the Company’s traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2006 and 2005, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loading, are as follows:

	Gross	Loading	Net
December 31, 2006
Life and annuity:
Ordinary direct first year business	$4,172	$2,781	$1,391
Ordinary direct renewal business	21,163	6,794	14,369
Group life direct business	2,680	1,913	767

Total life and annuity	28,015	11,488	16,527
Accident and health:
Direct	3,917	—	3,917

Total accident and health	3,917	—	3,917

	$31,932	$11,488	$20,444

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

	Gross	Loading	Net
December 31, 2005
Life and annuity:
Ordinary direct first year business	$3,520	$2,463	$1,057
Ordinary direct renewal business	21,815	7,026	14,789
Group life direct business	3,233	2,347	886

Total life and annuity	28,568	11,836	16,732
Accident and health:
Direct	4,422	—	4,422

Total accident and health	4,422	—	4,422

	$32,990	$11,836	$21,154

At December 31, 2006 and 2005, the Company had insurance in force aggregating $853,719 and $1,023,533, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $24,001 and $29,615 to cover these deficiencies at December 31, 2006 and 2005, respectively.

9. Dividend Restrictions

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its parent company. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory surplus as of the preceding December 31, or (b) statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2007, without the prior approval of insurance regulatory authorities, is $217,911.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

10. Retirement and Compensation Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based the Statement of Financial Accounting Standards No. 87 expense as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five consecutive years of employment. The Company’s allocation of pension expense for each of the years ended December 31, 2006, 2005, and 2004 was $2,679, $2,789, and $1,417, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company’s employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to twenty-five percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary.

Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Benefits expense of $1,683, $1,515, and $620 were allocated for the years ended December 31, 2006, 2005, and 2004, respectively.

AEGON sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2006, 2005, and 2004 was negligible. AEGON also sponsors an employee stock option plan/stock appreciation rights for individuals employed and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

10. Retirement and Compensation Plans (continued)

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental, and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans, calculated on the pay-as-you-go basis, are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $215, $273, and $172, for the years ended December 31, 2006, 2005, and 2004, respectively.

11. Sales, Transfer, and Servicing of Financial Assets, and Extinguishments of Liabilities

During 2006, 2005, and 2004, the Company sold $6,050, $10,788, and $23,460, respectively, of agent balances without recourse to an affiliated company. Prior to July 29, 2005, the agent debit balances were sold to Money Services, Inc. (MSI), an affiliated company. Subsequent to July 29, 2005, agent debit balances were sold without recourse to ADB Corporation, LLC (ADB), an affiliated company, and all rights, title and interest in the prior net debit balances owned by MSI prior to July 29, 2005, were fully assigned, without recourse, to ADB. The Company did not realize a gain or loss as a result of the sales. As of July 1, 2006, the Company no longer sells agent debit balances and as a result retains such balances as nonadmitted receivables. Receivables in the amount of $9,846 were nonadmitted as of December 31, 2006.

The Company has recorded liabilities of $156,180 and $66,072 for municipal reverse repurchase agreements as of December 31, 2006 and 2005, respectively. The reverse repurchase agreements are collateralized by government agency securities with book values of $161,711 and $68,279 as of December 31, 2006 and 2005, respectively. These securities have maturity dates that range from 2010 to 2028 and have a weighted average interest rate of 7.88%.

At December 31, 2006 and 2005, securities with a book value of $486,968 and $8,504 and a market value of $489,615 and $8,468 were subject to dollar reverse repurchase agreements, respectively. These securities have maturity dates ranging from 2030 to 2036 and have a weighted average interest rate of 5.45%.

The Company has an outstanding liability for borrowed money in the amount of $493,336 and $8,492 as of December 31, 2006 and 2005 due to participation in dollar reverse repurchase agreements.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

11. Sales, Transfer, and Servicing of Financial Assets, and Extinguishments of Liabilities (continued)

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 102 or 105% of the fair market value of the loaned securities as of the transaction date for domestic or international securities, respectively. The counterparty is mandated to deliver additional collateral if the fair value of the collateral is at any time less than 102 or 105% of the fair value of the loaned domestic or international securities. This additional collateral, along with the collateral already held in connection with the lending transaction, is at least equal to 102 or 105% of the fair value of the loaned domestic or international securities, respectively. The agreement does not allow rehypothication of collateral by any party involved but does allow cash collateral to be invested in reverse repurchase agreements. At December 31, 2006 and 2005, the value of securities loaned amounted to $1,501,263 and $1,237,883, respectively.

12. Related Party Transactions

The Company is party to a common cost allocation service arrangement between AEGON USA, Inc. companies, in which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered. The Company is also a party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, Inc. whereby the Advisor serves as the administrator and advisor for the Company’s mortgage loan operations. AEGON USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. During 2006, 2005, and 2004, the Company paid $108,387, $82,913, and $95,876, respectively, for these services, which approximates their costs to the affiliates. During 2006, the Company executed an administrative service agreement with Transamerica Fund Advisors, Inc. to provide administrative services to the AEGON/Transamerica Series Trust. The Company received $42,513 for these services during 2006.
Payables to affiliates bear interest at the thirty-day commercial paper rate. At December 31, 2006 and 2005, the Company reported a net amount of $64,775 to affiliates and $12,261 due from affiliates, respectively. Terms of settlement require that these amounts are settled within 90 days. At December 31, 2006 the Company had a short-term note receivable of $338,000 from Transamerica Corporation, an affiliate. The note is due by June 22, 2007 and bears interest at 5.06%. During 2006, 2005, and 2004, the Company paid net interest of $5,767, $14,352, and $1,943, respectively, to affiliates.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

12. Related Party Transactions (continued)

At December 31, 2005, the Company held two short-term notes receivable in the amount of $39,500 and $2,000, from AEGON USA, Inc., an affiliate, which were repaid in the first quarter of 2006. At December 31, 2006 and 2005, the Company has a note payable to Commonwealth General Corporation of $10, bearing interest at 6% and due on December 31, 2030.

During 1998, the Company issued life insurance policies to certain affiliated companies, covering the lives of certain employees of those affiliates. Aggregate reserves for policies and contracts related to these policies are $255,273 and $245,922 at December 31, 2006 and 2005, respectively.

13. Commitments and Contingencies

The Company has issued synthetic GIC contracts to benefit plan sponsors totaling $5,674,608 as of December 31, 2006. A synthetic GIC is an off-balance sheet fee-based product sold primarily to tax qualified plans. The plan sponsor retains ownership and control of the related plan assets. The Company provides book value benefit responsiveness in the event that qualified plan benefit requests exceed plan cash flows. In certain contracts, the Company agrees to make advances to meet benefit payment needs and earns a market interest rate on these advances. The periodically adjusted contract-crediting rate is the means by which investment and benefit responsive experience is passed through to participants. In return for the book value benefit responsive guarantee, the Company receives a premium that varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements that would have a material impact on reported financial results.

The Company has also provided a guarantee for the obligations of non-insurance affiliates. These entities accept assignments of structured settlement payment obligations from other insurers and purchases structured settlement insurance policies from subsidiaries of the Company that match those obligations. There are no expected payments associated with this guarantee.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

13. Commitments and Contingencies (continued)

At December 31, 2006, 2005, and 2004, the Company had entered into an agreement with commitment amounts of $21,090, $21,090, and $21,090, respectively, for which it was paid a fee to provide credit enhancement and standby liquidity asset purchase agreements on municipal variable rate demand note facilities. The Company believes the chance of draws or other performance features being exercised under these agreements is minimal.

At December 31, 2006 and 2005, the net amount of securities being acquired (sold) on a “to be announced” (TBA) basis was $(10,668) and $3,043, respectively.

The Company may pledge assets as collateral for derivative transactions. At December 31, 2006, the Company has pledged invested assets with a carrying value and market value of $4,147 and $4,190, respectively, in conjunction with these transactions.

Assets in the amount of $1,553,519 and $1,090,893 as of December 31, 2006 and 2005, respectively, were pledged as collateral in conjunction with funding agreements associated with the Federal Home Loan Bank.

The Company has contingent commitments for $649,558 and $645,650 at December 31, 2006 and 2005, respectively, for joint ventures, partnerships, and limited liability companies, which includes LIHTC commitments of $3,361 and $441, respectively.

At December 31, 2006 and 2005, the Company has mortgage loan commitments of $381,650 and $64,863, respectively.

Private placement commitments outstanding as of December 31, 2006 were $144,009. There were no private placement commitments outstanding as of December 31, 2005.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company’s balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company and are not

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

13. Commitments and Contingencies (continued)

required to be accrued for financial reporting purposes. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $3,931 and $18,520 and an offsetting premium tax benefit of $0 and $7,075 at December 31, 2006 and 2005, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense was $1,116, $286, and $365 for the years ended December 31, 2006, 2005, and 2004, respectively.

In the normal course of business, the Company has obtained letters of credit of $1,010 for the benefit of non affiliated companies that have reinsured business to the Company where the ceding company’s state of domicile does not recognize the Company as an authorized reinsurer.

Statutory-Basis Financial

Statement Schedules

Transamerica Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2006

SCHEDULE I

Type of Investment	Cost (1)	Market Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States Government and government agencies and authorities	$492,256	$487,905	$492,256
States, municipalities, and political subdivisions	1,208,782	1,201,961	1,208,782
Foreign governments	488,024	541,125	488,024
Public utilities	2,159,941	2,221,175	2,159,941
All other corporate bonds	27,754,289	28,010,214	27,754,289
Preferred stocks	1,689,094	1,773,025	1,689,094

Total fixed maturities	33,792,386	34,235,405	33,792,386
Equity securities
Common stocks:
Public utilities	—	—	—
Banks, trust, and insurance	68,526	68,566	68,566
Industrial, miscellaneous, and all other	297,622	324,610	324,610

Total common stocks	366,148	393,176	393,176
Mortgage loans on real estate	5,760,667		5,760,667
Real estate	30,211		30,211
Policy loans	130,144		130,144
Other long-term investments	1,543,092		1,543,092
Cash, cash equivalents, and short-term investments	1,214,965		1,214,965

Total investments	$42,837,611		$42,864,639

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

Transamerica Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*	Premiums Written
Year ended December 31, 2006
Individual life	$3,757,098	$—	$22,168	$331,370	$254,197	$237,374	$1,991,303
Individual health	654,089	12,108	27,846	132,849	41,169	168,879	39,561	$132,054
Group life and health	426,975	3,529	20,792	123,312	28,551	91,478	66,974	200,964
Annuity	23,038,230	—	3,839	4,322,254	2,052,994	4,777,487	1,465,687

	$27,876,392	$15,637	$74,645	$4,909,785	$2,376,911	$5,275,218	$3,563,525

Year ended December 31, 2005
Individual life	$3,733,738	$—	$21,092	$658,856	$231,660	$212,786	$659,658
Individual health	562,473	11,670	22,345	126,590	32,417	146,318	42,532	$127,460
Group life and health	411,648	3,611	28,479	128,286	24,716	124,052	52,140	214,013
Annuity	26,901,713	—	5,628	4,191,485	2,101,261	4,691,047	1,538,213

	$31,609,572	$15,281	$77,544	$5,105,217	$2,390,054	$5,174,203	$2,292,543

Year ended December 31, 2004
Individual life	$3,722,730	$—	$18,826	$1,109,335	$203,679	$561,099	$767,391
Individual health	481,153	11,264	20,082	125,322	25,246	149,813	34,059	$126,384
Group life and health	371,785	3,678	26,399	133,651	20,452	129,852	69,401	222,495
Annuity	28,876,607	—	—	4,972,942	2,131,372	6,571,058	1,353,494

	$33,452,275	$14,942	$65,307	$6,341,250	$2,380,749	$7,411,822	$2,224,345

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

Transamerica Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2006
Life insurance in force	$37,877,300	$6,921,308	$99,276	$31,055,268	0%

Premiums:
Individual life	$2,005,429	$1,678,175	$4,116	$331,370	1%
Individual health	132,054	(795)	—	132,849	0
Group life and health	200,964	77,652	—	123,312	0
Annuity	4,944,401	851,562	229,415	4,322,254	5

	$7,282,848	$2,606,594	$233,531	$4,909,785	5%

Year ended December 31, 2005
Life insurance in force	$44,440,385	$13,277,543	$95,282	$31,258,124	0%

Premiums:
Individual life	$901,447	$246,822	$4,231	$658,856	1%
Individual health	127,460	870	—	126,590	0
Group life and health	214,013	85,727	—	128,286	0
Annuity	5,020,800	947,398	118,083	4,191,485	3

	$6,263,720	$1,280,817	$122,314	$5,105,217	2%

Year ended December 31, 2004
Life insurance in force	$39,955,770	$8,914,965	$88,961	$31,129,766	0%

Premiums:
Individual life	$1,113,967	$8,844	$4,212	$1,109,335	0%
Individual health	126,384	1,062	—	125,322	0
Group life and health	222,495	88,844	—	133,651	0
Annuity	5,150,594	784,571	606,919	4,972,942	12

	$6,613,440	$883,321	$611,131	$6,341,250	10%

FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Separate Account VA S - Flexible Premium Variable Annuity D

Huntington Allstar Select Variable Annuity

Year Ended December 31, 2006

Transamerica Life Insurance Company

Separate Account VA S - Flexible Premium Variable Annuity D

Huntington Allstar Select Variable Annuity

Financial Statements

Year Ending December 31, 2006

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners

Huntington Allstar Select Variable Annuity

Transamerica Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Transamerica Life Insurance Company Separate Account VA S (comprised of the Federated Growth & Income, Transamerica Convertible Securities, Transamerica Money Market, Transamerica Equity, Transamerica U.S. Government Securities, Transamerica U.S. Government Securities – PAM Fund, Van Kampen Active International Allocation, Van Kampen Mid-Cap Growth, AIM V.I. Basic Value Fund, AIM V.I. Core Equity Fund, AIM V.I. Mid Cap Core Equity Fund, Dreyfus IP – Core Bond Portfolio, Dreyfuss VIF-International Equity Portfolio, Dreyfus VIF-Limited Term High Yield Portfolio, Dreyfus VIF-Small Company Stock Portfolio, Federated Equity Income Fund II, Federated American Leaders Fund II, Federated Capital Appreciation Fund II, Federated Kaufmann Fund II, Huntington VA Dividend Capture Fund, Huntington VA Growth Fund, Huntington VA Income Equity Fund, Huntington VA International Equity Fund, Huntington VA Macro 100 Fund, Huntington VA Mid Corp America Fund, Huntington VA Mortgage Securities Fund, Huntington VA New Economy Fund, Huntington VA Rotating Markets Fund, Huntington VA Situs Small Cap Fund, Columbia Small Cap Value Fund – Variable Series, Columbia Strategic Income Fund – Variable Series, MFS Research Bond Series, MFS Investors Growth Stock Series, MFS Total Return Series, The Universal Institutional Funds, Inc. Equity and Income Portfolio, The Universal Institutional Funds, Inc. Global Franchise Portfolio, Van Kampen Life Investment Trust Aggressive Growth Portfolio, Van Kampen Life Investment Trust Aggressive Comstock Portfolio, and Wanger U.S. Smaller Companies subaccounts), which are available for investment by contract owners of Huntington Allstar Select Variable Annuity, as of December 31, 2006, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Transamerica Life Insurance Company Separate Account VA S which are available for investment by contract owners of Huntington Allstar Select Variable Annuity at December 31, 2006, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Des Moines, Iowa

March 15, 2007

1

Transamerica Life Insurance Company Separate

Account VA S - Flexible Premium Variable Annuity D

Huntington Allstar Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Federated Growth & Income Subaccount	Transamerica Convertible Securities Subaccount	Transamerica Money Market Subaccount	Transamerica Equity Subaccount
Assets
Investment in securities:
Number of shares	73,817.363	76,116.896	1,183,702.660	135,044.011

Cost	$1,273,249	$876,577	$1,183,703	$2,934,426

Investments in mutual funds, at net asset value	$1,175,911	$911,880	$1,183,703	$3,474,682
Receivable for units sold	—	1	—	—

Total assets	1,175,911	911,881	1,183,703	3,474,682

Liabilities
Payable for units redeemed	1	—	1	10

	$1,175,910	$911,881	$1,183,702	$3,474,672

Net Assets:
Deferred annuity contracts terminable by owners	$1,175,910	$911,881	$1,183,702	$3,474,672

Total net assets	$1,175,910	$911,881	$1,183,702	$3,474,672

Accumulation units outstanding:
M&E - 1.05%	239,317	312,039	511,334	770,654

M&E - 1.25%	169,201	62,291	124,069	635,068

M&E - 1.30%	289,593	197,655	203,332	595,088

M&E - 1.50%	315,549	92,370	111,762	353,713

M&E - 1.80%	7,382	83,798	172,176	90,193

M&E - 2.00%	17,927	15,307	15,001	38,405

Accumulation unit value:
M&E - 1.05%	$1.140295	$1.202510	$1.047513	$1.408028

M&E - 1.25%	$1.133764	$1.195637	$1.041529	$1.399969

M&E - 1.30%	$1.132116	$1.193918	$1.040009	$1.397985

M&E - 1.50%	$1.125653	$1.187096	$1.034078	$1.389967

M&E - 1.80%	$1.116039	$1.176935	$1.025241	$1.378106

M&E - 2.00%	$1.109690	$1.170257	$1.019419	$1.370260

See accompanying notes.

2

Transamerica Life Insurance Company Separate

Account VA S - Flexible Premium Variable Annuity D

Huntington Allstar Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Transamerica U.S. Government Securities Subaccount	Transamerica US Gov’t Securities - PAM Fund Subaccount	Van Kampen Active International Allocation Subaccount	Van Kampen Mid-Cap Growth Subaccount
Assets
Investment in securities:
Number of shares	140,262.709	0.794	61,487.971	54,898.841

Cost	$1,732,663	$10	$745,733	$1,009,609

Investments in mutual funds, at net asset value	$1,695,776	$10	$939,536	$1,147,935
Receivable for units sold	3	—	—	2

Total assets	1,695,779	10	939,536	1,147,937

Liabilities
Payable for units redeemed	—	10	1	—

	$1,695,779	$—	$939,535	$1,147,937

Net Assets:
Deferred annuity contracts terminable by owners	$1,695,779	$—	$939,535	$1,147,937

Total net assets	$1,695,779	$—	$939,535	$1,147,937

Accumulation units outstanding:
M&E - 1.05%	559,632	—	192,788	461,663

M&E - 1.25%	460,008	—	109,203	124,175

M&E - 1.30%	294,979	—	117,017	228,734

M&E - 1.50%	229,538	—	95,331	111,198

M&E - 1.80%	76,431	—	59,254	27,837

M&E - 2.00%	17,014	—	33,471	4,447

Accumulation unit value:
M&E - 1.05%	$1.041746	$1.041746	$1.560123	$1.203833

M&E - 1.25%	$1.035772	$1.035772	$1.551172	$1.196924

M&E - 1.30%	$1.034280	$1.034280	$1.548950	$1.195228

M&E - 1.50%	$1.028381	$1.028381	$1.540105	$1.188391

M&E - 1.80%	$1.019604	$1.019604	$1.526947	$1.178233

M&E - 2.00%	$1.013804	$1.013804	$1.518271	$1.171538

See accompanying notes.

3

Transamerica Life Insurance Company Separate

Account VA S - Flexible Premium Variable Annuity D

Huntington Allstar Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	AIM V.I. Basic Value Fund Subaccount	AIM V.I. Core Equity Fund Subaccount	AIM V.I. Mid Cap Core Equity Fund Subaccount	Dreyfus IP-Core Bond Portfolio Subaccount
Assets
Investment in securities:
Number of shares	79,004.756	26,501.371	31,228.415	199,803.599

Cost	$934,884	$609,863	$424,566	$2,546,396

Investments in mutual funds, at net asset value	$1,046,023	$716,067	$419,085	$2,555,488
Receivable for units sold	1	—	—	—

Total assets	1,046,024	716,067	419,085	2,555,488

Liabilities
Payable for units redeemed	—	—	—	1

	$1,046,024	$716,067	$419,085	$2,555,487

Net Assets:
Deferred annuity contracts terminable by owners	$1,046,024	$716,067	$419,085	$2,555,487

Total net assets	$1,046,024	$716,067	$419,085	$2,555,487

Accumulation units outstanding:
M&E - 1.05%	230,683	252,111	100,410	693,841

M&E - 1.25%	52,669	83,610	67,631	387,260

M&E - 1.30%	257,002	135,689	97,442	696,486

M&E - 1.50%	136,241	40,756	52,093	391,657

M&E - 1.80%	115,312	52,246	5,569	189,211

M&E - 2.00%	48,137	1,706	5,040	12,666

Accumulation unit value:
M&E - 1.05%	$1.256627	$1.271910	$1.284842	$1.085348

M&E - 1.25%	$1.249422	$1.264619	$1.277472	$1.079132

M&E - 1.30%	$1.247621	$1.262775	$1.275633	$1.077580

M&E - 1.50%	$1.240498	$1.255588	$1.268346	$1.071427

M&E - 1.80%	$1.229891	$1.244868	$1.257521	$1.062275

M&E - 2.00%	$1.222901	$1.237781	$1.250369	$1.056219

See accompanying notes.

4

Transamerica Life Insurance Company Separate

Account VA S - Flexible Premium Variable Annuity D

Huntington Allstar Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Dreyfus VIF- International Equity Portfolio Subaccount	Dreyfus VIF-Limited Term High Yield Portfolio Subaccount	Dreyfus VIF-Small Company Stock Portfolio Subaccount	Federated Equity Income Fund II Subaccount
Assets
Investment in securities:
Number of shares	28,507.066	227,421.118	6,671.621	42,936.653

Cost	$440,015	$1,511,505	$143,928	$588,175

Investments in mutual funds, at net asset value	$571,567	$1,489,608	$140,704	$701,585
Receivable for units sold	—	2	—	9

Total assets	571,567	1,489,610	140,704	701,594

Liabilities
Payable for units redeemed	—	—	10	—

	$571,567	$1,489,610	$140,694	$701,594

Net Assets:
Deferred annuity contracts terminable by owners	$571,567	$1,489,610	$140,694	$701,594

Total net assets	$571,567	$1,489,610	$140,694	$701,594

Accumulation units outstanding:
M&E - 1.05%	89,479	312,514	41,868	173,437

M&E - 1.25%	63,741	111,318	13,563	107,728

M&E - 1.30%	96,600	316,301	30,694	49,055

M&E - 1.50%	69,088	223,420	22,430	109,208

M&E - 1.80%	1,722	227,355	—	66,405

M&E - 2.00%	23,321	92,079	3,734	11,945

Accumulation unit value:
M&E - 1.05%	$1.674451	$1.172978	$1.260660	$1.365822

M&E - 1.25%	$1.664870	$1.166280	$1.253442	$1.358010

M&E - 1.30%	$1.662464	$1.164607	$1.251633	$1.356077

M&E - 1.50%	$1.652976	$1.157946	$1.244480	$1.348300

M&E - 1.80%	$1.638829	$1.148088	$1.233847	$1.336797

M&E - 2.00%	$1.629515	$1.141542	$1.226816	$1.329192

See accompanying notes.

5

Transamerica Life Insurance Company Separate

Account VA S - Flexible Premium Variable Annuity D

Huntington Allstar Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Federated American Leaders Fund II Subaccount	Federated Capital Appreciation Fund II Subaccount	Federated Kaufmann Fund II Subaccount	Huntington VA Dividend Capture Fund Subaccount
Assets
Investment in securities:
Number of shares	113,231.141	372,337.407	755,205.236	842,493.884

Cost	$2,228,977	$2,112,407	$10,103,771	$10,466,523

Investments in mutual funds, at net asset value	$2,426,543	$2,517,001	$12,340,054	$11,466,342
Receivable for units sold	—	1	4	1

Total assets	2,426,543	2,517,002	12,340,058	11,466,343

Liabilities
Payable for units redeemed	12	—	—	—

	$2,426,531	$2,517,002	$12,340,058	$11,466,343

Net Assets:
Deferred annuity contracts terminable by owners	$2,426,531	$2,517,002	$12,340,058	$11,466,343

Total net assets	$2,426,531	$2,517,002	$12,340,058	$11,466,343

Accumulation units outstanding:
M&E - 1.05%	433,907	753,103	2,148,156	2,475,204

M&E - 1.25%	506,240	313,375	2,300,852	1,317,255

M&E - 1.30%	449,370	421,424	3,166,176	3,063,309

M&E - 1.50%	291,276	313,690	656,956	1,298,228

M&E - 1.80%	187,314	258,194	560,116	498,859

M&E - 2.00%	42,079	47,042	172,885	237,621

Accumulation unit value:
M&E - 1.05%	$1.280351	$1.203600	$1.379660	$1.298974

M&E - 1.25%	$1.272999	$1.196698	$1.371747	$1.291517

M&E - 1.30%	$1.271185	$1.194983	$1.369774	$1.289641

M&E - 1.50%	$1.263917	$1.188135	$1.361945	$1.282280

M&E - 1.80%	$1.253103	$1.177989	$1.350330	$1.271345

M&E - 2.00%	$1.245999	$1.171309	$1.342632	$1.264102

See accompanying notes.

6

Transamerica Life Insurance Company

Separate Account VA S - Flexible Premium Variable Annuity D

Huntington Allstar Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Huntington VA Growth Fund Subaccount	Huntington VA Income Equity Fund Subaccount	Huntington VA International Equity Fund Subaccount	Huntington VA Macro 100 Fund Subaccount
Assets
Investment in securities:
Number of shares	488,516.611	536,916.612	204,080.749	320,384.061

Cost	$4,315,314	$6,154,144	$2,637,549	$3,499,431

Investments in mutual funds, at net asset value	$4,645,793	$6,775,888	$3,212,231	$3,959,947
Receivable for units sold	—	—	—	—

Total assets	4,645,793	6,775,888	3,212,231	3,959,947

Liabilities
Payable for units redeemed	3	—	2	50

	$4,645,790	$6,775,888	$3,212,229	$3,959,897

Net Assets:
Deferred annuity contracts terminable by owners	$4,645,790	$6,775,888	$3,212,229	$3,959,897

Total net assets	$4,645,790	$6,775,888	$3,212,229	$3,959,897

Accumulation units outstanding:
M&E - 1.05%	1,543,625	1,564,854	785,693	1,053,157

M&E - 1.25%	833,515	2,119,814	224,023	650,683

M&E - 1.30%	1,041,502	790,844	617,568	682,099

M&E - 1.50%	672,113	685,915	211,549	639,331

M&E - 1.80%	130,449	136,450	179,457	88,362

M&E - 2.00%	88,964	111,991	42,556	150,668

Accumulation unit value:
M&E - 1.05%	$1.084410	$1.260071	$1.568008	$1.220874

M&E - 1.25%	$1.078204	$1.252866	$1.559774	$1.214481

M&E - 1.30%	$1.076655	$1.251066	$1.557746	$1.212872

M&E - 1.50%	$1.070496	$1.243894	$1.549586	$1.206532

M&E - 1.80%	$1.061347	$1.233279	$1.537499	$1.197120

M&E - 2.00%	$1.055314	$1.226285	$1.529500	$1.190900

See accompanying notes.

7

Transamerica Life Insurance Company

Separate Account VA S - Flexible Premium Variable Annuity D

Huntington Allstar Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Huntington VA Mid Corp America Fund Subaccount	Huntington VA Mortgage Securities Fund Subaccount	Huntington VA New Economy Fund Subaccount	Huntington VA Rotating Markets Fund Subaccount
Assets
Investment in securities:
Number of shares	295,013.990	402,888.643	182,255.140	86,966.028

Cost	$4,396,314	$4,316,097	$2,769,645	$1,057,456

Investments in mutual funds, at net asset value	$5,133,243	$4,484,151	$3,218,626	$1,267,095
Receivable for units sold	—	—	—	—

Total assets	5,133,243	4,484,151	3,218,626	1,267,095

Liabilities
Payable for units redeemed	8	1	26	7

	$5,133,235	$4,484,150	$3,218,600	$1,267,088

Net Assets:
Deferred annuity contracts terminable by owners	$5,133,235	$4,484,150	$3,218,600	$1,267,088

Total net assets	$5,133,235	$4,484,150	$3,218,600	$1,267,088

Accumulation units outstanding:
M&E - 1.05%	1,071,046	1,446,318	697,037	182,234

M&E - 1.25%	790,078	695,931	588,119	104,773

M&E - 1.30%	948,878	1,193,209	408,986	261,698

M&E - 1.50%	636,390	514,157	451,763	308,760

M&E - 1.80%	250,060	110,788	86,072	15,316

M&E - 2.00%	165,225	122,772	86,547	41,659

Accumulation unit value:
M&E - 1.05%	$1.339415	$1.104331	$1.398006	$1.397684

M&E - 1.25%	$1.331743	$1.098560	$1.389989	$1.389681

M&E - 1.30%	$1.329836	$1.097091	$1.387999	$1.387683

M&E - 1.50%	$1.322227	$1.091373	$1.380077	$1.379748

M&E - 1.80%	$1.310923	$1.082852	$1.368284	$1.367967

M&E - 2.00%	$1.303471	$1.077210	$1.360508	$1.360193

See accompanying notes.

8

Transamerica Life Insurance Company

Separate Account VA S - Flexible Premium Variable Annuity D

Huntington Allstar Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Huntington VA Situs Small Cap Fund Subaccount	Columbia Small Cap Value Fund- Variable Series Subaccount	Columbia Strategic Income Fund- Variable Series Subaccount	MFS Research Bond Series Subaccount
Assets
Investment in securities:
Number of shares	254,489.407	68,191.993	413,452.721	793,311.524

Cost	$3,405,013	$1,189,436	$4,143,200	$9,066,728

Investments in mutual funds, at net asset value	$3,674,827	$1,409,528	$4,010,491	$9,067,551
Receivable for units sold	30	—	—	—

Total assets	3,674,857	1,409,528	4,010,491	9,067,551

Liabilities
Payable for units redeemed	—	—	2	2

	$3,674,857	$1,409,528	$4,010,489	$9,067,549

Net Assets:
Deferred annuity contracts terminable by owners	$3,674,857	$1,409,528	$4,010,489	$9,067,549

Total net assets	$3,674,857	$1,409,528	$4,010,489	$9,067,549

Accumulation units outstanding:
M&E - 1.05%	635,673	232,812	1,375,477	2,139,330

M&E - 1.25%	459,087	516,085	456,769	550,925

M&E - 1.30%	1,041,079	58,376	956,840	4,409,192

M&E - 1.50%	281,301	44,883	306,126	716,240

M&E - 1.80%	136,511	65,875	328,054	661,940

M&E - 2.00%	44,109	57,301	69,775	67,116

Accumulation unit value:
M&E - 1.05%	$1.423541	$1.455438	$1.155496	$1.068647

M&E - 1.25%	$1.416074	$1.447125	$1.148868	$1.062555

M&E - 1.30%	$1.414217	$1.445037	$1.147224	$1.061013

M&E - 1.50%	$1.406822	$1.436769	$1.140676	$1.054959

M&E - 1.80%	$1.395837	$1.424505	$1.130917	$1.045951

M&E - 2.00%	$1.388602	$1.416450	$1.124488	$1.040001

See accompanying notes.

9

Transamerica Life Insurance Company

Separate Account VA S - Flexible Premium Variable Annuity D

Huntington Allstar Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	MFS Investors Growth Stock Series Subaccount	MFS Total Return Series Subaccount	The Universal Institutional Funds, Inc. Equity and Income Portfolio Subaccount	The Universal Institutional Funds, Inc. Global Franchise Portfolio Subaccount
Assets
Investment in securities:
Number of shares	191,508.536	296,311.360	1,589,958.063	508,216.141

Cost	$1,816,549	$6,017,324	$21,100,630	$7,671,984

Investments in mutual funds, at net asset value	$1,997,434	$6,421,067	$23,674,476	$9,163,137
Receivable for units sold	—	2	1	3

Total assets	1,997,434	6,421,069	23,674,477	9,163,140

Liabilities
Payable for units redeemed	3	—	—	—

	$1,997,431	$6,421,069	$23,674,477	$9,163,140

Net Assets:
Deferred annuity contracts terminable by owners	$1,997,431	$6,421,069	$23,674,477	$9,163,140

Total net assets	$1,997,431	$6,421,069	$23,674,477	$9,163,140

Accumulation units outstanding:
M&E - 1.05%	561,715	1,749,528	5,107,203	1,619,678

M&E - 1.25%	190,221	1,827,262	1,217,434	304,706

M&E - 1.30%	514,485	735,846	9,354,118	3,285,454

M&E - 1.50%	130,766	649,978	1,265,947	527,577

M&E - 1.80%	293,462	163,908	1,394,643	459,731

M&E - 2.00%	60,226	200,344	200,005	123,855

Accumulation unit value:
M&E - 1.05%	$1.150218	$1.212903	$1.285664	$1.460055

M&E - 1.25%	$1.143626	$1.205973	$1.278298	$1.451691

M&E - 1.30%	$1.141989	$1.204238	$1.276467	$1.449609

M&E - 1.50%	$1.135445	$1.197338	$1.269168	$1.441334

M&E - 1.80%	$1.125754	$1.187113	$1.258332	$1.429006

M&E - 2.00%	$1.119355	$1.180358	$1.251176	$1.420893

See accompanying notes.

10

Transamerica Life Insurance Company

Separate Account VA S - Flexible Premium Variable Annuity D

Huntington Allstar Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Van Kampen Life Investment Trust Aggressive Growth Portfolio Subaccount	Van Kampen Life Investment Trust Comstock Portfolio Subaccount	Wanger U.S. Smaller Companies Subaccount
Assets
Investment in securities:
Number of shares	63,526.715	222,158.169	268,647.799

Cost	$326,812	$2,939,443	$8,678,284

Investments in mutual funds, at net asset value	$332,880	$3,265,725	$9,768,034
Receivable for units sold	1	—	1

Total assets	332,881	3,265,725	9,768,035

Liabilities
Payable for units redeemed	—	—	—

	$332,881	$3,265,725	$9,768,035

Net Assets:
Deferred annuity contracts terminable by owners	$332,881	$3,265,725	$9,768,035

Total net assets	$332,881	$3,265,725	$9,768,035

Accumulation units outstanding:
M&E - 1.05%	76,758	1,093,179	1,846,109

M&E - 1.25%	75,804	459,122	1,792,249

M&E - 1.30%	62,433	683,833	2,823,223

M&E - 1.50%	14,018	154,276	455,540

M&E - 1.80%	10,763	50,765	489,282

M&E - 2.00%	23,788	13,368	55,672

Accumulation unit value:
M&E - 1.05%	$1.272301	$1.336436	$1.317520

M&E - 1.25%	$1.265026	$1.328799	$1.309997

M&E - 1.30%	$1.263200	$1.326870	$1.308115

M&E - 1.50%	$1.255977	$1.319292	$1.300624

M&E - 1.80%	$1.245265	$1.308029	$1.289524

M&E - 2.00%	$1.238168	$1.300586	$1.282178

See accompanying notes.

11

Transamerica Life Insurance Company

Separate Account VA S - Flexible Premium Variable Annuity D

Huntington Allstar Select Variable Annuity

Statements of Operations

Year Ended December 31, 2006

	Federated Growth & Income Subaccount	Transamerica Convertible Securities Subaccount	Transamerica Money Market Subaccount	Transamerica Equity Subaccount
Net investment income (loss)
Income:
Dividends	$16,089	$11,463	$52,013	$—
Expenses:
Administrative, mortality and expense risk charge	14,206	9,596	14,801	35,285

Net investment income (loss)	1,883	1,867	37,212	(35,285)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	84,938	12,154	—	—
Proceeds from sales	160,581	216,963	837,886	164,673
Cost of investments sold	164,880	208,604	837,886	125,980

Net realized capital gains (losses) on investments	80,639	20,513	—	38,693
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(23,927)	(6,610)	—	339,720
End of period	(97,338)	35,303	—	540,256

Net change in unrealized appreciation/depreciation of investments	(73,411)	41,913	—	200,536

Net realized and unrealized capital gains (losses) on investments	7,228	62,426	—	239,229

Increase (decrease) in net assets from operations	$9,111	$64,293	$37,212	$203,944

See accompanying notes.

12

Transamerica Life Insurance Company Separate

Account VA S - Flexible Premium Variable Annuity D

Huntington Allstar Select Variable Annuity

Statements of Operations

Year Ended December 31, 2006

	Transamerica U.S. Government Securities Subaccount	Transamerica US Gov’t Securities - PAM Fund Subaccount	Van Kampen Active International Allocation Subaccount	Van Kampen Mid-Cap Growth Subaccount
Net investment income (loss)
Income:
Dividends	$56,842	$36,106	$1,657	$—
Expenses:
Administrative, mortality and expense risk charge	19,409	4,001	9,956	11,005

Net investment income (loss)	37,433	32,105	(8,299)	(11,005)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	2,090	1,328	—	—
Proceeds from sales	137,525	1,108,476	102,691	57,233
Cost of investments sold	142,650	1,115,075	73,988	48,734

Net realized capital gains (losses) on investments	(3,035)	(5,271)	28,703	8,499
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(32,329)	(22)	66,944	60,069
End of period	(36,887)	—	193,803	138,326

Net change in unrealized appreciation/depreciation of investments	(4,558)	22	126,859	78,257

Net realized and unrealized capital gains (losses) on investments	(7,593)	(5,249)	155,562	86,756

Increase (decrease) in net assets from operations	$29,840	$26,856	$147,263	$75,751

See accompanying notes.

13

Transamerica Life Insurance Company Separate

Account VA S - Flexible Premium Variable Annuity D

Huntington Allstar Select Variable Annuity

Statements of Operations

Year Ended December 31, 2006

	AIM V.I. Basic Value Fund Subaccount	AIM V.I. Core Equity Fund Subaccount	AIM V.I. Mid Cap Core Equity Fund Subaccount	Dreyfus IP-Core Bond Portfolio Subaccount
Net investment income (loss)
Income:
Dividends	$1,265	$3,679	$2,777	$99,008
Expenses:
Administrative, mortality and expense risk charge	12,008	7,076	4,086	26,572

Net investment income (loss)	(10,743)	(3,397)	(1,309)	72,436
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	43,949	—	39,656	—
Proceeds from sales	54,609	36,168	36,294	124,261
Cost of investments sold	46,698	30,593	32,870	123,379

Net realized capital gains (losses) on investments	51,860	5,575	43,080	882
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	52,782	25,413	6,152	(3,452)
End of period	111,139	106,204	(5,481)	9,092

Net change in unrealized appreciation/depreciation of investments	58,357	80,791	(11,633)	12,544

Net realized and unrealized capital gains (losses) on investments	110,217	86,366	31,447	13,426

Increase (decrease) in net assets from operations	$99,474	$82,969	$30,138	$85,862

See accompanying notes.

14

Transamerica Life Insurance Company Separate

Account VA S - Flexible Premium Variable Annuity D

Huntington Allstar Select Variable Annuity

Statements of Operations

Year Ended December 31, 2006

	Dreyfus VIF-International Equity Portfolio Subaccount	Dreyfus VIF-Limited Term High Yield Portfolio Subaccount	Dreyfus VIF-Small Company Stock Portfolio Subaccount	Federated Equity Income Fund II Subaccount
Net investment income (loss)
Income:
Dividends	$2,549	$104,641	$—	$10,918
Expenses:
Administrative, mortality and expense risk charge	6,018	18,645	1,336	7,209

Net investment income (loss)	(3,469)	85,996	(1,336)	3,709
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	11,446	—
Proceeds from sales	66,654	131,921	10,837	51,613
Cost of investments sold	44,873	132,830	11,326	41,842

Net realized capital gains (losses) on investments	21,781	(909)	10,957	9,771
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	57,555	(31,302)	319	16,417
End of period	131,552	(21,897)	(3,224)	113,410

Net change in unrealized appreciation/depreciation of investments	73,997	9,405	(3,543)	96,993

Net realized and unrealized capital gains (losses) on investments	95,778	8,496	7,414	106,764

Increase (decrease) in net assets from operations	$92,309	$94,492	$6,078	$110,473

See accompanying notes.

15

Transamerica Life Insurance Company Separate

Account VA S - Flexible Premium Variable Annuity D

Huntington Allstar Select Variable Annuity

Statements of Operations

Year Ended December 31, 2006

	Federated American Leaders Fund II Subaccount	Federated Capital Appreciation Fund II Subaccount	Federated Kaufmann Fund II Subaccount	Huntington VA Dividend Capture Fund Subaccount
Net investment income (loss)
Income:
Dividends	$20,773	$12,884	$—	$340,221
Expenses:
Administrative, mortality and expense risk charge	25,290	31,363	129,844	127,091

Net investment income (loss)	(4,517)	(18,479)	(129,844)	213,130
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	203,650	—	126,263	223,327
Proceeds from sales	141,936	393,767	425,945	474,030
Cost of investments sold	136,887	341,484	325,258	445,273

Net realized capital gains (losses) on investments	208,699	52,283	226,950	252,084
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	102,461	112,418	983,328	52,962
End of period	197,566	404,594	2,236,283	999,819

Net change in unrealized appreciation/depreciation of investments	95,105	292,176	1,252,955	946,857

Net realized and unrealized capital gains (losses) on investments	303,804	344,459	1,479,905	1,198,941

Increase (decrease) in net assets from operations	$299,287	$325,980	$1,350,061	$1,412,071

See accompanying notes.

16

Transamerica Life Insurance Company Separate

Account VA S - Flexible Premium Variable Annuity D

Huntington Allstar Select Variable Annuity

Statements of Operations

Year Ended December 31, 2006

	Huntington VA Growth Fund Subaccount	Huntington VA Income Equity Fund Subaccount	Huntington VA International Equity Fund Subaccount	Huntington VA Macro 100 Fund Subaccount
Net investment income (loss)
Income:
Dividends	$16,248	$114,542	$23,033	$5,937
Expenses:
Administrative, mortality and expense risk charge	50,662	74,952	28,053	47,536

Net investment income (loss)	(34,414)	39,590	(5,020)	(41,599)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	45,082	172,550	14,326	43,398
Proceeds from sales	361,332	258,424	150,795	273,706
Cost of investments sold	340,990	227,537	114,072	223,572

Net realized capital gains (losses) on investments	65,424	203,437	51,049	93,532
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	88,322	211,318	141,961	304,586
End of period	330,479	621,744	574,682	460,516

Net change in unrealized appreciation/depreciation of investments	242,157	410,426	432,721	155,930

Net realized and unrealized capital gains (losses) on investments	307,581	613,863	483,770	249,462

Increase (decrease) in net assets from operations	$273,167	$653,453	$478,750	$207,863

See accompanying notes.

17

Transamerica Life Insurance Company Separate

Account VA S - Flexible Premium Variable Annuity D

Huntington Allstar Select Variable Annuity

Statements of Operations

Year Ended December 31, 2006

	Huntington VA Mid Corp America Fund Subaccount	Huntington VA Mortgage Securities Fund Subaccount	Huntington VA New Economy Fund Subaccount	Huntington VA Rotating Markets Fund Subaccount
Net investment income (loss)
Income:
Dividends	$17,740	$41,586	$3,102	$6,027
Expenses:
Administrative, mortality and expense risk charge	60,049	42,101	35,499	13,430

Net investment income (loss)	(42,309)	(515)	(32,397)	(7,403)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	54,257	—	38,963	32,527
Proceeds from sales	207,612	228,632	225,481	107,719
Cost of investments sold	164,288	223,128	171,673	90,567

Net realized capital gains (losses) on investments	97,581	5,504	92,771	49,679
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	527,764	16,757	274,722	84,028
End of period	736,929	168,054	448,981	209,639

Net change in unrealized appreciation/depreciation of investments	209,165	151,297	174,259	125,611

Net realized and unrealized capital gains (losses) on investments	306,746	156,801	267,030	175,290

Increase (decrease) in net assets from operations	$264,437	$156,286	$234,633	$167,887

See accompanying notes.

18

Transamerica Life Insurance Company Separate

Account VA S - Flexible Premium Variable Annuity D

Huntington Allstar Select Variable Annuity

Statements of Operations

Year Ended December 31, 2006

	Huntington VA Situs Small Cap Fund Subaccount	Columbia Small Cap Value Fund- Variable Series Subaccount	Columbia Strategic Income Fund- Variable Series Subaccount	MFS Research Bond Series Subaccount
Net investment income (loss)
Income:
Dividends	$2,271	$6,390	$391,343	$264,698
Expenses:
Administrative, mortality and expense risk charge	41,043	15,093	43,887	94,680

Net investment income (loss)	(38,772)	(8,703)	347,456	170,018
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	42,381	33,313	—	31,201
Proceeds from sales	204,229	130,109	266,578	643,580
Cost of investments sold	154,770	100,039	257,940	672,148

Net realized capital gains (losses) on investments	91,840	63,383	8,638	2,633
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	217,628	76,149	18,360	(66,717)
End of period	269,814	220,092	(132,709)	823

Net change in unrealized appreciation/depreciation of investments	52,186	143,943	(151,069)	67,540

Net realized and unrealized capital gains (losses) on investments	144,026	207,326	(142,431)	70,173

Increase (decrease) in net assets from operations	$105,254	$198,623	$205,025	$240,191

See accompanying notes.

19

Transamerica Life Insurance Company Separate

Account VA S - Flexible Premium Variable Annuity D

Huntington Allstar Select Variable Annuity

Statements of Operations

Year Ended December 31, 2006

	MFS Investors Growth Stock Series Subaccount	MFS Total Return Series Subaccount	The Universal Institutional Funds, Inc. Equity and Income Portfolio Subaccount	The Universal Institutional Funds, Inc. Global Franchise Portfolio Subaccount
Net investment income (loss)
Income:
Dividends	$—	$124,200	$220,005	$104,865
Expenses:
Administrative, mortality and expense risk charge	20,918	73,188	242,582	95,241

Net investment income (loss)	(20,918)	51,012	(22,577)	9,624
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	182,048	418,576	172,490
Proceeds from sales	136,216	447,311	419,969	571,729
Cost of investments sold	121,034	429,960	355,577	420,197

Net realized capital gains (losses) on investments	15,182	199,399	482,968	324,022
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	69,352	74,872	864,740	440,643
End of period	180,885	403,743	2,573,846	1,491,153

Net change in unrealized appreciation/depreciation of investments	111,533	328,871	1,709,106	1,050,510

Net realized and unrealized capital gains (losses) on investments	126,715	528,270	2,192,074	1,374,532

Increase (decrease) in net assets from operations	$105,797	$579,282	$2,169,497	$1,384,156

See accompanying notes.

20

Transamerica Life Insurance Company Separate

Account VA S - Flexible Premium Variable Annuity D

Huntington Allstar Select Variable Annuity

Statements of Operations

Year Ended December 31, 2006

	Van Kampen Life Investment Trust Aggressive Growth Portfolio Subaccount	Van Kampen Life Investment Trust Comstock Portfolio Subaccount	Wanger U.S. Smaller Companies Subaccount
Net investment income (loss)
Income:
Dividends	$—	$32,672	$16,254
Expenses:
Administrative, mortality and expense risk charge	3,472	32,763	102,966

Net investment income (loss)	(3,472)	(91)	(86,712)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	17,997	151,904	229,275
Proceeds from sales	25,731	215,018	139,796
Cost of investments sold	23,147	189,387	108,012

Net realized capital gains (losses) on investments	20,581	177,535	261,059
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	15,490	110,726	725,980
End of period	6,068	326,282	1,089,750

Net change in unrealized appreciation/depreciation of investments	(9,422)	215,556	363,770

Net realized and unrealized capital gains (losses) on investments	11,159	393,091	624,829

Increase (decrease) in net assets from operations	$7,687	$393,000	$538,117

See accompanying notes.

21

Transamerica Life Insurance Company Separate

Account VA S - Flexible Premium Variable Annuity D

Huntington Allstar Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005

	Federated Growth & Income Subaccount		Transamerica Convertible Securities Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$1,883	$7,702	$1,867	$4,754
Net realized capital gains (losses) on investments	80,639	64,636	20,513	45,048
Net change in unrealized appreciation/ depreciation of investments	(73,411)	(42,469)	41,913	(29,473)

Increase (decrease) in net assets from operations	9,111	29,869	64,293	20,329
Contract transactions
Net contract purchase payments	143,510	341,371	205,617	166,410
Transfer payments from (to) other subaccounts or general account	100,300	185,511	153,518	108,799
Contract terminations, withdrawals, and other deductions	(58,342)	(42,926)	(95,397)	(22,745)
Contract maintenance charges	(7,067)	(4,200)	(3,864)	(2,414)

Increase (decrease) in net assets from contract transactions	178,401	479,756	259,874	250,050

Net increase (decrease) in net assets	187,512	509,625	324,167	270,379
Net assets:
Beginning of the period	988,398	478,773	587,714	317,335

End of the period	$1,175,910	$988,398	$911,881	$587,714

See accompanying notes.

22

Transamerica Life Insurance Company Separate

Account VA S - Flexible Premium Variable Annuity D

Huntington Allstar Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005

	Transamerica Money Market Subaccount		Transamerica Equity Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$37,212	$14,052	$(35,285)	$(14,228)
Net realized capital gains (losses) on investments	—	(3)	38,693	52,550
Net change in unrealized appreciation/depreciation of investments	—	—	200,536	226,599

Increase (decrease) in net assets from operations	37,212	14,049	203,944	264,921
Contract transactions
Net contract purchase payments	169,131	620,994	819,206	871,328
Transfer payments from (to) other subaccounts or general account	39,280	375,444	311,468	153,897
Contract terminations, withdrawals, and other deductions	(300,961)	(63,834)	(106,362)	(85,374)
Contract maintenance charges	(5,636)	(3,240)	(15,374)	(8,860)

Increase (decrease) in net assets from contract transactions	(98,186)	929,364	1,008,938	930,991

Net increase (decrease) in net assets	(60,974)	943,413	1,212,882	1,195,912
Net assets:
Beginning of the period	1,244,676	301,263	2,261,790	1,065,878

End of the period	$1,183,702	$1,244,676	$3,474,672	$2,261,790

See accompanying notes.

23

Transamerica Life Insurance Company Separate

Account VA S - Flexible Premium Variable Annuity D

Huntington Allstar Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005

	Transamerica U.S. Government Securities Subaccount		Transamerica US Gov’t Securities - PAM Fund Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$37,433	$29,696	$32,105	$(376)
Net realized capital gains (losses) on investments	(3,035)	12,906	(5,271)	1,006
Net change in unrealized appreciation/depreciation of investments	(4,558)	(33,108)	22	(22)

Increase (decrease) in net assets from operations	29,840	9,494	26,856	608
Contract transactions
Net contract purchase payments	151,079	322,406	0	—
Transfer payments from (to) other subaccounts or general account	136,626	204,011	(39,763)	26,880
Contract terminations, withdrawals, and other deductions	(90,197)	(130,227)	(13,785)	(777)
Contract maintenance charges	(9,132)	(7,687)	(19)	—

Increase (decrease) in net assets from contract transactions	188,376	388,503	(53,567)	26,103

Net increase (decrease) in net assets	218,216	397,997	(26,711)	26,711
Net assets:
Beginning of the period	1,477,563	1,079,566	26,711	—

End of the period	$1,695,779	$1,477,563	$—	$26,711

See accompanying notes.

24

Transamerica Life Insurance Company Separate

Account VA S - Flexible Premium Variable Annuity D

Huntington Allstar Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005

	Van Kampen Active International Allocation Subaccount		Van Kampen Mid-Cap Growth Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(8,299)	$7,774	$(11,005)	$(5,152)
Net realized capital gains (losses) on investments	28,703	3,342	8,499	2,793
Net change in unrealized appreciation/depreciation of investments	126,859	42,663	78,257	41,305

Increase (decrease) in net assets from operations	147,263	53,779	75,751	38,946
Contract transactions
Net contract purchase payments	183,324	202,956	209,942	403,455
Transfer payments from (to) other subaccounts or general account	119,902	110,392	200,231	52,766
Contract terminations, withdrawals, and other deductions	(61,254)	(22,295)	(45,352)	(48,816)
Contract maintenance charges	(3,677)	(1,746)	(4,335)	(1,734)

Increase (decrease) in net assets from contract transactions	238,295	289,307	360,486	405,671

Net increase (decrease) in net assets	385,558	343,086	436,237	444,617
Net assets:
Beginning of the period	553,977	210,891	711,700	267,083

End of the period	$939,535	$553,977	$1,147,937	$711,700

See accompanying notes.

25

Transamerica Life Insurance Company Separate

Account VA S - Flexible Premium Variable Annuity D

Huntington Allstar Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005

	AIM V.I. Basic Value Fund Subaccount		AIM V.I. Core Equity Fund Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(10,743)	$(6,491)	$(3,397)	$1,555
Net realized capital gains (losses) on investments	51,860	10,140	5,575	2,716
Net change in unrealized appreciation/depreciation of investments	58,357	24,209	80,791	12,095

Increase (decrease) in net assets from operations	99,474	27,858	82,969	16,366
Contract transactions
Net contract purchase payments	182,971	229,118	120,225	174,776
Transfer payments from (to) other subaccounts or general account	83,382	126,148	104,673	19,275
Contract terminations, withdrawals, and other deductions	(29,709)	(38,511)	(25,183)	(24,159)
Contract maintenance charges	(4,168)	(2,514)	(2,930)	(1,806)

Increase (decrease) in net assets from contract transactions	232,476	314,241	196,785	168,086

Net increase (decrease) in net assets	331,950	342,099	279,754	184,452
Net assets:
Beginning of the period	714,074	371,975	436,313	251,861

End of the period	$1,046,024	$714,074	$716,067	$436,313

See accompanying notes.

26

Transamerica Life Insurance Company Separate

Account VA S - Flexible Premium Variable Annuity D

Huntington Allstar Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005

	AIM V.I. Mid Cap Core Equity Fund Subaccount		Dreyfus IP-Core Bond Portfolio Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(1,309)	$(1,114)	$72,436	$32,857
Net realized capital gains (losses) on investments	43,080	7,455	882	(951)
Net change in unrealized appreciation/depreciation of investments	(11,633)	2,399	12,544	(19,846)

Increase (decrease) in net assets from operations	30,138	8,740	85,862	12,060
Contract transactions
Net contract purchase payments	112,611	126,281	694,988	547,064
Transfer payments from (to) other subaccounts or general account	58,556	17,196	282,331	322,968
Contract terminations, withdrawals, and other deductions	(16,613)	(2,971)	(154,543)	(155,478)
Contract maintenance charges	(1,601)	(808)	(11,064)	(7,934)

Increase (decrease) in net assets from contract transactions	152,953	139,698	811,712	706,620

Net increase (decrease) in net assets	183,091	148,438	897,574	718,680
Net assets:
Beginning of the period	235,994	87,556	1,657,913	939,233

End of the period	$419,085	$235,994	$2,555,487	$1,657,913

See accompanying notes.

27

Transamerica Life Insurance Company Separate

Account VA S - Flexible Premium Variable Annuity D

Huntington Allstar Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005

	Dreyfus VIF-International Equity Portfolio Subaccount		Dreyfus VIF-Limited Term High Yield Portfolio Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(3,469)	$(3,351)	$85,996	$57,125
Net realized capital gains (losses) on investments	21,781	8,533	(909)	(923)
Net change in unrealized appreciation/depreciation of investments	73,997	35,827	9,405	(41,170)

Increase (decrease) in net assets from operations	92,309	41,009	94,492	15,032
Contract transactions
Net contract purchase payments	128,808	123,761	204,448	223,990
Transfer payments from (to) other subaccounts or general account	(789)	51,332	128,278	439,758
Contract terminations, withdrawals, and other deductions	(35,240)	(24,403)	(127,793)	(62,479)
Contract maintenance charges	(2,798)	(1,562)	(7,748)	(5,395)

Increase (decrease) in net assets from contract transactions	89,981	149,128	197,185	595,874

Net increase (decrease) in net assets	182,290	190,137	291,677	610,906
Net assets:
Beginning of the period	389,277	199,140	1,197,933	587,027

End of the period	$571,567	$389,277	$1,489,610	$1,197,933

See accompanying notes.

28

Transamerica Life Insurance Company

Separate Account VA S - Flexible Premium Variable Annuity D

Huntington Allstar Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005

	Dreyfus VIF-Small Company Stock Portfolio Subaccount		Federated Equity Income Fund II Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(1,336)	$(849)	$3,709	$1,057
Net realized capital gains (losses) on investments	10,957	3,247	9,771	4,179
Net change in unrealized appreciation/depreciation of investments	(3,543)	(1,826)	96,993	4,336

Increase (decrease) in net assets from operations	6,078	572	110,473	9,572
Contract transactions
Net contract purchase payments	34,067	10,541	95,719	132,435
Transfer payments from (to) other subaccounts or general account	33,050	12,727	72,929	203,184
Contract terminations, withdrawals, and other deductions	(5,201)	(6,317)	(30,655)	(52,037)
Contract maintenance charges	(451)	(411)	(3,256)	(1,813)

Increase (decrease) in net assets from contract transactions	61,465	16,540	134,737	281,769

Net increase (decrease) in net assets	67,543	17,112	245,210	291,341
Net assets:
Beginning of the period	73,151	56,039	456,384	165,043

End of the period	$140,694	$73,151	$701,594	$456,384

See accompanying notes.

29

Transamerica Life Insurance Company Separate

Account VA S - Flexible Premium Variable Annuity D

Huntington Allstar Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005

	Federated American Leaders Fund II Subaccount		Federated Capital Appreciation Fund II Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(4,517)	$(3,178)	$(18,479)	$(11,413)
Net realized capital gains (losses) on investments	208,699	2,557	52,283	13,234
Net change in unrealized appreciation/depreciation of investments	95,105	48,378	292,176	26,321

Increase (decrease) in net assets from operations	299,287	47,757	325,980	28,142
Contract transactions
Net contract purchase payments	473,345	440,791	152,264	759,791
Transfer payments from (to) other subaccounts or general account	262,845	324,756	(48,971)	327,632
Contract terminations, withdrawals, and other deductions	(117,652)	(55,034)	(191,992)	(115,498)
Contract maintenance charges	(9,748)	(6,061)	(14,959)	(10,643)

Increase (decrease) in net assets from contract transactions	608,790	704,452	(103,658)	961,282

Net increase (decrease) in net assets	908,077	752,209	222,322	989,424
Net assets:
Beginning of the period	1,518,454	766,245	2,294,680	1,305,256

End of the period	$2,426,531	$1,518,454	$2,517,002	$2,294,680

See accompanying notes.

30

Transamerica Life Insurance Company

Separate Account VA S - Flexible Premium Variable Annuity D

Huntington Allstar Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005

	Federated Kaufmann Fund II Subaccount		Huntington VA Dividend Capture Fund Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(129,844)	$(63,460)	$213,130	$98,312
Net realized capital gains (losses) on investments	226,950	19,688	252,084	265,552
Net change in unrealized appreciation/depreciation of investments	1,252,955	708,510	946,857	(190,484)

Increase (decrease) in net assets from operations	1,350,061	664,738	1,412,071	173,380
Contract transactions
Net contract purchase payments	3,340,661	4,398,415	1,681,643	4,020,749
Transfer payments from (to) other subaccounts or general account	3,712	516,699	508,216	1,460,294
Contract terminations, withdrawals, and other deductions	(410,442)	(203,923)	(543,557)	(403,343)
Contract maintenance charges	(43,900)	(17,644)	(47,237)	(23,051)

Increase (decrease) in net assets from contract transactions	2,890,031	4,693,547	1,599,065	5,054,649

Net increase (decrease) in net assets	4,240,092	5,358,285	3,011,136	5,228,029
Net assets:
Beginning of the period	8,099,966	2,741,681	8,455,207	3,227,178

End of the period	$12,340,058	$8,099,966	$11,466,343	$8,455,207

See accompanying notes.

31

Transamerica Life Insurance Company

Separate Account VA S - Flexible Premium Variable Annuity D

Huntington Allstar Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005

	Huntington VA Growth Fund Subaccount		Huntington VA Income Equity Fund Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(34,414)	$(19,141)	$39,590	$10,007
Net realized capital gains (losses) on investments	65,424	7,532	203,437	14,854
Net change in unrealized appreciation/depreciation of investments	242,157	17,262	410,426	67,527

Increase (decrease) in net assets from operations	273,167	5,653	653,453	92,388
Contract transactions
Net contract purchase payments	716,003	1,529,735	989,051	2,855,182
Transfer payments from (to) other subaccounts or general account	450,008	581,049	238,458	740,270
Contract terminations, withdrawals, and other deductions	(278,517)	(230,834)	(283,015)	(212,057)
Contract maintenance charges	(19,605)	(11,877)	(26,695)	(12,421)

Increase (decrease) in net assets from contract transactions	867,889	1,868,073	917,799	3,370,974

Net increase (decrease) in net assets	1,141,056	1,873,726	1,571,252	3,463,362
Net assets:
Beginning of the period	3,504,734	1,631,008	5,204,636	1,741,274

End of the period	$4,645,790	$3,504,734	$6,775,888	$5,204,636

See accompanying notes.

32

Transamerica Life Insurance Company Separate

Account VA S - Flexible Premium Variable Annuity D

Huntington Allstar Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005

	Huntington VA International Equity Fund Subaccount		Huntington VA Macro 100 Fund Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(5,020)	$(852)	$(41,599)	$(23,509)
Net realized capital gains (losses) on investments	51,049	13,343	93,532	13,891
Net change in unrealized appreciation/depreciation of investments	432,721	131,218	155,930	214,273

Increase (decrease) in net assets from operations	478,750	143,709	207,863	204,655
Contract transactions
Net contract purchase payments	770,277	982,924	517,075	1,447,595
Transfer payments from (to) other subaccounts or general account	555,948	293,050	163,475	839,204
Contract terminations, withdrawals, and other deductions	(111,018)	(27,064)	(260,141)	(165,325)
Contract maintenance charges	(7,241)	(1,616)	(20,079)	(9,376)

Increase (decrease) in net assets from contract transactions	1,207,966	1,247,294	400,330	2,112,098

Net increase (decrease) in net assets	1,686,716	1,391,003	608,193	2,316,753
Net assets:
Beginning of the period	1,525,513	134,510	3,351,704	1,034,951

End of the period	$3,212,229	$1,525,513	$3,959,897	$3,351,704

See accompanying notes.

33

Transamerica Life Insurance Company Separate

Account VA S - Flexible Premium Variable Annuity D

Huntington Allstar Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005

	Huntington VA Mid Corp America Fund Subaccount		Huntington VA Mortgage Securities Fund Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(42,309)	$(34,518)	$(515)	$(7,375)
Net realized capital gains (losses) on investments	97,581	33,945	5,504	3,629
Net change in unrealized appreciation/depreciation of investments	209,165	334,146	151,297	11,704

Increase (decrease) in net assets from operations	264,437	333,573	156,286	7,958
Contract transactions
Net contract purchase payments	842,792	1,601,541	881,822	1,819,924
Transfer payments from (to) other subaccounts or general account	312,530	376,778	1,058,745	608,901
Contract terminations, withdrawals, and other deductions	(234,568)	(240,159)	(180,888)	(48,070)
Contract maintenance charges	(25,033)	(15,544)	(14,087)	(1,894)

Increase (decrease) in net assets from contract transactions	895,721	1,722,616	1,745,592	2,378,861

Net increase (decrease) in net assets	1,160,158	2,056,189	1,901,878	2,386,819
Net assets:
Beginning of the period	3,973,077	1,916,888	2,582,272	195,453

End of the period	$5,133,235	$3,973,077	$4,484,150	$2,582,272

See accompanying notes.

34

Transamerica Life Insurance Company Separate

Account VA S - Flexible Premium Variable Annuity D

Huntington Allstar Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005

	Huntington VA New Economy Fund Subaccount		Huntington VA Rotating Markets Fund Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(32,397)	$(18,489)	$(7,403)	$(4,537)
Net realized capital gains (losses) on investments	92,771	14,822	49,679	19,907
Net change in unrealized appreciation/depreciation of investments	174,259	184,863	125,611	47,955

Increase (decrease) in net assets from operations	234,633	181,196	167,887	63,325
Contract transactions
Net contract purchase payments	777,287	1,164,125	184,691	218,038
Transfer payments from (to) other subaccounts or general account	128,927	274,338	139,254	113,626
Contract terminations, withdrawals, and other deductions	(202,433)	(68,051)	(54,896)	(48,789)
Contract maintenance charges	(12,632)	(6,277)	(6,136)	(3,747)

Increase (decrease) in net assets from contract transactions	691,149	1,364,135	262,913	279,128

Net increase (decrease) in net assets	925,782	1,545,331	430,800	342,453
Net assets:
Beginning of the period	2,292,818	747,487	836,288	493,835

End of the period	$3,218,600	$2,292,818	$1,267,088	$836,288

See accompanying notes.

35

Transamerica Life Insurance Company Separate

Account VA S - Flexible Premium Variable Annuity D

Huntington Allstar Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005

	Huntington VA Situs Small Cap Fund Subaccount		Columbia Small Cap Value Fund- Variable Series Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(38,772)	$(15,845)	$(8,703)	$(8,944)
Net realized capital gains (losses) on investments	91,840	28,740	63,383	19,903
Net change in unrealized appreciation/depreciation of investments	52,186	183,867	143,943	29,460

Increase (decrease) in net assets from operations	105,254	196,762	198,623	40,419
Contract transactions
Net contract purchase payments	909,658	1,578,139	322,030	403,690
Transfer payments from (to) other subaccounts or general account	392,714	405,299	5,603	97,514
Contract terminations, withdrawals, and other deductions	(222,745)	(59,915)	(89,754)	(70,477)
Contract maintenance charges	(13,722)	(3,406)	(7,661)	(4,455)

Increase (decrease) in net assets from contract transactions	1,065,905	1,920,117	230,218	426,272

Net increase (decrease) in net assets	1,171,159	2,116,879	428,841	466,691
Net assets:
Beginning of the period	2,503,698	386,819	980,687	513,996

End of the period	$3,674,857	$2,503,698	$1,409,528	$980,687

See accompanying notes.

36

Transamerica Life Insurance Company Separate

Account VA S - Flexible Premium Variable Annuity D

Huntington Allstar Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005

	Columbia Strategic Income Fund- Variable Series Subaccount		MFS Research Bond Series Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$347,456	$(23,042)	$170,018	$77,399
Net realized capital gains (losses) on investments	8,638	645	2,633	14,254
Net change in unrealized appreciation/depreciation of investments	(151,069)	37,049	67,540	(89,698)

Increase (decrease) in net assets from operations	205,025	14,652	240,191	1,955
Contract transactions
Net contract purchase payments	538,185	1,220,283	3,392,160	3,471,548
Transfer payments from (to) other subaccounts or general account	633,113	828,198	575,324	390,306
Contract terminations, withdrawals, and other deductions	(284,533)	(135,702)	(382,610)	(151,643)
Contract maintenance charges	(18,575)	(7,929)	(24,942)	(7,535)

Increase (decrease) in net assets from contract transactions	868,190	1,904,850	3,559,932	3,702,676

Net increase (decrease) in net assets	1,073,215	1,919,502	3,800,123	3,704,631
Net assets:
Beginning of the period	2,937,274	1,017,772	5,267,426	1,562,795

End of the period	$4,010,489	$2,937,274	$9,067,549	$5,267,426

See accompanying notes.

37

Transamerica Life Insurance Company Separate

Account VA S - Flexible Premium Variable Annuity D

Huntington Allstar Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005

	MFS Investors Growth Stock Series Subaccount		MFS Total Return Series Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(20,918)	$(8,144)	$51,012	$1,801
Net realized capital gains (losses) on investments	15,182	2,874	199,399	88,592
Net change in unrealized appreciation/depreciation of investments	111,533	44,216	328,871	(28,122)

Increase (decrease) in net assets from operations	105,797	38,946	579,282	62,271
Contract transactions
Net contract purchase payments	511,257	592,960	885,126	3,013,075
Transfer payments from (to) other subaccounts or general account	332,236	215,265	41,352	662,348
Contract terminations, withdrawals, and other deductions	(104,427)	(45,285)	(211,208)	(118,757)
Contract maintenance charges	(6,890)	(2,082)	(23,219)	(8,878)

Increase (decrease) in net assets from contract transactions	732,176	760,858	692,051	3,547,788

Net increase (decrease) in net assets	837,973	799,804	1,271,333	3,610,059

Net assets:
Beginning of the period	1,159,458	359,654	5,149,736	1,539,677

End of the period	$1,997,431	$1,159,458	$6,421,069	$5,149,736

See accompanying notes.

38

Transamerica Life Insurance Company Separate

Account VA S - Flexible Premium Variable Annuity D

Huntington Allstar Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005

	The Universal Institutional Funds, Inc. Equity and Income Portfolio Subaccount		The Universal Institutional Funds, Inc. Global Franchise Portfolio Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(22,577)	$(55,578)	$9,624	$(39,452)
Net realized capital gains (losses) on investments	482,968	91,791	324,022	12,922
Net change in unrealized appreciation/depreciation of investments	1,709,106	587,693	1,050,510	346,165

Increase (decrease) in net assets from operations	2,169,497	623,906	1,384,156	319,635
Contract transactions
Net contract purchase payments	7,353,188	9,274,788	3,021,838	3,372,514
Transfer payments from (to) other subaccounts or general account	722,291	605,515	(99,912)	242,858
Contract terminations, withdrawals, and other deductions	(825,451)	(304,849)	(345,561)	(115,723)
Contract maintenance charges	(71,862)	(21,555)	(26,540)	(7,168)

Increase (decrease) in net assets from contract transactions	7,178,166	9,553,899	2,549,825	3,492,481

Net increase (decrease) in net assets	9,347,663	10,177,805	3,933,981	3,812,116
Net assets:
Beginning of the period	14,326,814	4,149,009	5,229,159	1,417,043

End of the period	$23,674,477	$14,326,814	$9,163,140	$5,229,159

See accompanying notes.

39

Transamerica Life Insurance Company Separate

Account VA S - Flexible Premium Variable Annuity D

Huntington Allstar Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005

	Van Kampen Life Investment Trust Aggressive Growth Portfolio Subaccount		Van Kampen Life Investment Trust Comstock Portfolio Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(3,472)	$(1,346)	$(91)	$(7,584)
Net realized capital gains (losses) on investments	20,581	1,475	177,535	38,465
Net change in unrealized appreciation/depreciation of investments	(9,422)	12,265	215,556	39,537

Increase (decrease) in net assets from operations	7,687	12,394	393,000	70,418
Contract transactions
Net contract purchase payments	93,043	111,652	725,986	1,199,406
Transfer payments from (to) other subaccounts or general account	54,065	37,426	172,922	208,719
Contract terminations, withdrawals, and other deductions	(10,944)	(5,531)	(180,846)	(83,889)
Contract maintenance charges	(1,229)	(235)	(12,738)	(5,805)

Increase (decrease) in net assets from contract transactions	134,935	143,312	705,324	1,318,431

Net increase (decrease) in net assets	142,622	155,706	1,098,324	1,388,849
Net assets:
Beginning of the period	190,259	34,553	2,167,401	778,552

End of the period	$332,881	$190,259	$3,265,725	$2,167,401

See accompanying notes.

40

Transamerica Life Insurance Company Separate

Account VA S - Flexible Premium Variable Annuity D

Huntington Allstar Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005

	Wanger U.S. Smaller Companies Subaccount
	2006	2005
Operations
Net investment income (loss)	$(86,712)	$(49,490)
Net realized capital gains (losses) on investments	261,059	25,828
Net change in unrealized appreciation/ depreciation of investments	363,770	485,626

Increase (decrease) in net assets from operations	538,117	461,964
Contract transactions
Net contract purchase payments	2,845,559	4,001,166
Transfer payments from (to) other subaccounts or general account	241,742	111,816
Contract terminations, withdrawals, and other deductions	(304,305)	(151,288)
Contract maintenance charges	(32,161)	(11,671)

Increase (decrease) in net assets from contract transactions	2,750,835	3,950,023

Net increase (decrease) in net assets	3,288,952	4,411,987
Net assets:
Beginning of the period	6,479,083	2,067,096

End of the period	$9,768,035	$6,479,083

See accompanying notes.

41

Transamerica Life Insurance Company

Separate Account VA S - Flexible Premium Variable Annuity D

Huntington Allstar Select Variable Annuity

Notes to Financial Statements

December 31, 2006

1.	Organization and Summary of Significant Accounting Policies

Organization

The Transamerica Life Insurance Company Separate Account VA S (the Mutual Fund Account) is a segregated investment account of Transamerica Life Insurance Company (Transamerica Life), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. Each Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The Mutual Fund Account consists of multiple investment subaccounts (the Series Fund, each a Series Fund and collectively the Series Funds). Activity in these specific investment subaccounts are available to contract owners of the Huntington Allstar Select Variable Annuity issued by Transamerica Life. The Transamerica U.S. Government Securities-PAM-Service Class is included in the Fund portfolio only to facilitate a contract owner purchase option. If this option is elected, assets are automatically allocated from the contract owner’s other subaccounts into “PAM” when the policy value has dropped relative to the guaranteed amount. All amounts reported herein represent the activity related to contract owners of Huntington Allstar Select Variable Annuity only.

Subaccount Investment by Fund:

AEGON/Transamerica Series Trust.- Service Class:

Federated Growth & Income-Service Class

Transamerica Convertible Securities-Service Class

Transamerica Money Market-Service Class

Transamerica Equity-Service Class

Transamerica U.S. Government Securities-Service Class

Transamerica U.S. Government Securities-PAM-Service Class

Van Kampen Active International Allocation-Service Class

Van Kampen Mid-Cap Growth-Service Class

AIM Variable Insurance Funds - Series II:

AIM V.I. Basic Value Fund-Series II

AIM V.I. Core Equity Fund-Series II

AIM V.I. Mid Cap Core Equity Fund-Series II

Dreyfus Investment Portfolio - Service Class:

Dreyfus IP-Core Bond Portfolio-Service Class

Dreyfus Variable Investment Fund - Service Class:

Dreyfus VIF-International Equity Portfolio-Service Class

Dreyfus VIF-Limited Term High Yield Portfolio-Service Class

Dreyfus VIF-Small Company Stock Portfolio

Federated Insurance Series:

Federated Equity Income Fund II

Federated Insurance Series:

Federated American Leaders Fund II-Service Class

Federated Capital Appreciation Fund II-Service Class

Federated Kaufmann Fund II-Service Class

Huntington VA Fund:

Huntington VA Dividend Capture Fund

Huntington VA Growth Fund

Huntington VA Income Equity Fund

Huntington VA International Equity Fund

Huntington VA Macro 100 Fund

Huntington VA Mid Corp America Fund

Huntington VA Mortgage Securities Fund

Huntington VA New Economy Fund

Huntington VA Rotating Markets Fund

Huntington VA Situs Small Cap Fund

Columbia Funds Variable Insurance Trust - Class A Shares:

Columbia Small Cap Value Fund, Variable Series-Class A

Columbia Strategic Income Fund, Variable Series-Class A

MFS® Variable Insurance TrustSM - Service Class:

MFS Research Bond Series-Service Class

MFS Investors Growth Stock Series-Service Class

MFS Total Return Series-Service Class

Universal Institutional Funds, Inc.:

The Universal Institutional Funds, Inc. Equity and Income Port.-CL II

The Universal Institutional Funds, Inc. Global Franchise Port.-CL II

Van Kampen Life Investment Trust:

Van Kampen Life Investment Trust Aggressive Growth Port.-CL II

Van Kampen Life Investment Trust Comstock Port.-CL II

Wanger Advisors Trust:

Wanger U.S. Smaller Companies

42

Transamerica Life Insurance Company

Separate Account VA S - Flexible Premium Variable Annuity D

Huntington Allstar Select Variable Annuity

Notes to Financial Statements

December 31, 2006

1.	Organization and Summary of Significant Accounting Policies (continued)

Each 2004 period reported reflects activity from the inception date of February 2, 2004 through December 31, 2004, except those noted below:

Subaccount	Inception Date
Huntington VA International Equity Fund	May 1, 2004
Huntington VA Macro 100 Fund	May 1, 2004
Huntington VA Mortgage Securities Fund	May 1, 2004
Huntington VA Situs Small Cap Fund	May 1, 2004

The following Portfolio name changes were made effective during the fiscal year ended December 31, 2006:

Currently	Formerly
Dreyfus IP-Core Bond Portfolio-Service Class	Dreyfus Core Bond Portfolio-Service Class
Columbia Funds Variable Insurance Trust - Class A Shares:	Liberty Variable Investment Trust - Class A Shares:
Columbia Small Cap Value Fund, Variable Series-Class A	Colonial Small Cap Value Fund, Variable Series-Class A
Columbia Strategic Income Fund, Variable Series-Class A	Colonial Strategic Income Fund, Variable Series-Class A

Investments

Net purchase payments received by the Mutual Fund Account are invested in the portfolios of the Series Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2006.

Realized capital gains and losses from the sales of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the mutual funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

43

Transamerica Life Insurance Company

Separate Account VA S - Flexible Premium Variable Annuity D

Huntington Allstar Select Variable Annuity

Notes to Financial Statements

December 31, 2006

2.	Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2005 were as follows:

	Purchases	Sales
AEGON/Transamerica Series Trust.- Service Class:
Federated Growth & Income-Service Class	$425,802	$160,581
Transamerica Convertible Securities-Service Class	490,861	216,963
Transamerica Money Market-Service Class	776,917	837,886
Transamerica Equity-Service Class	1,138,358	164,673
Transamerica U.S. Government Securities-Service Class	365,429	137,525
Transamerica U.S. Government Securities-PAM-Service Class	1,088,343	1,108,476
Van Kampen Active International Allocation-Service Class	332,687	102,691
Van Kampen Mid-Cap Growth-Service Class	406,717	57,233
AIM Variable Insurance Funds - Series II:
AIM V.I. Basic Value Fund-Series II	320,292	54,609
AIM V.I. Core Equity Fund-Series II	229,557	36,168
AIM V.I. Mid Cap Core Equity Fund-Series II	227,595	36,294
Dreyfus Investment Portfolio - Service Class:
Dreyfus IP-Core Bond Portfolio-Service Class	1,008,408	124,261
Dreyfus Variable Investment Fund - Service Class:
Dreyfus VIF-International Equity Portfolio-Service Class	153,169	66,654
Dreyfus VIF-Limited Term High Yield Portfolio-Service Class	415,095	131,921
Dreyfus VIF-Small Company Stock Portfolio	82,419	10,837
Federated Insurance Series:
Federated Equity Income Fund II	190,044	51,613
Federated Insurance Series:
Federated American Leaders Fund II-Service Class	949,885	141,936
Federated Capital Appreciation Fund II-Service Class	271,645	393,767
Federated Kaufmann Fund II-Service Class	3,312,371	425,945
Huntington VA Fund:
Huntington VA Dividend Capture Fund	2,510,418	474,030
Huntington VA Growth Fund	1,239,945	361,332
Huntington VA Income Equity Fund	1,388,391	258,424
Huntington VA International Equity Fund	1,368,052	150,795
Huntington VA Macro 100 Fund	675,923	273,706
Huntington VA Mid Corp America Fund	1,115,305	207,612
Huntington VA Mortgage Securities Fund	1,973,704	228,632

44

Transamerica Life Insurance Company

Separate Account VA S - Flexible Premium Variable Annuity D

Huntington Allstar Select Variable Annuity

Notes to Financial Statements

December 31, 2006

2.	Investments (continued)

	Purchases	Sales
Huntington VA New Economy Fund	923,240	225,481
Huntington VA Rotating Markets Fund	395,769	107,719
Huntington VA Situs Small Cap Fund	1,262,183	204,229
Columbia Funds Variable Insurance Trust - Class A Shares:
Columbia Small Cap Value Fund, Variable Series-Class A	384,941	130,109
Columbia Strategic Income Fund, Variable Series-Class A	1,482,222	266,578
MFS® Variable Insurance TrustSM - Service Class:
MFS Research Bond Series-Service Class	4,404,720	643,580
MFS Investors Growth Stock Series-Service Class	847,488	136,216
MFS Total Return Series-Service Class	1,372,434	447,311
Universal Institutional Funds, Inc.:
The Universal Institutional Funds, Inc. Equity and Income Port.-CL II	7,994,185	419,969
The Universal Institutional Funds, Inc. Global Franchise Port.-CL II	3,303,661	571,729
Van Kampen Life Investment Trust:
Van Kampen Life Investment Trust Aggressive Growth Port.-CL II	175,193	25,731
Van Kampen Life Investment Trust Comstock Port.-CL II	1,072,171	215,018
Wanger Advisors Trust:
Wanger U.S. Smaller Companies	3,033,219	139,796

45

Transamerica Life Insurance Company

Separate Account VA S - Flexible Premium Variable Annuity D

Huntington Allstar Select Variable Annuity

Notes to Financial Statements

December 31, 2006

3.	Accumulation Units Outstanding

A summary of changes in accumulation units outstanding follows:

	Federated Growth & Income Subaccount	Transamerica Convertible Securities Subaccount	Transamerica Money Market Subaccount	Transamerica Equity Subaccount	Transamerica U.S. Government Securities Subaccount
Units outstanding at January 1, 2005	442,144	296,598	302,353	936,118	1,068,241
Units purchased	314,808	165,265	623,140	758,450	349,268
Units redeemed and transferred	126,400	76,067	306,445	35,700	34,966

Units outstanding at December 31, 2005	883,352	537,930	1,231,938	1,730,268	1,452,475
Units purchased	136,055	177,402	166,050	614,583	148,401
Units redeemed and transferred	19,562	48,128	(260,314)	138,270	36,726

Units outstanding at December 31, 2006	1,038,969	763,460	1,137,674	2,483,121	1,637,602

	Transamerica US Gov’t Securities - PAM Fund Subaccount	Van Kampen Active International Allocation Subaccount	Van Kampen Mid- Cap Growth Subaccount	AIM V.I. Basic Value Fund Subaccount	AIM V.I. Core Equity Fund Subaccount
Units outstanding at January 1, 2005	26,151	435,543	643,050	638,689	396,350
Units purchased	—	57,335	2,070	27,752	8,786
Units redeemed and transferred	(26,151)	171,177	298,968	192,496	173,412

Units outstanding at December 31, 2005	—	664,055	944,088	858,937	578,548
Units purchased	—	131,426	179,261	157,556	102,625
Units redeemed and transferred	—	(188,417)	(165,295)	(176,449)	(115,054)

Units outstanding at December 31, 2006	—	607,064	958,054	840,044	566,118

46

Transamerica Life Insurance Company

Separate Account VA S - Flexible Premium Variable Annuity D

Huntington Allstar Select Variable Annuity

Notes to Financial Statements

December 31, 2006

3.	Accumulation Units Outstanding (continued)

	AIM V.I. Mid Cap Core Equity Fund Subaccount	Dreyfus IP-Core Bond Portfolio Subaccount	Dreyfus VIF- International Equity Portfolio Subaccount	Dreyfus VIF- Limited Term High Yield Portfolio Subaccount	Dreyfus VIF-Small Company Stock Portfolio Subaccount
Units outstanding at January 1, 2005	202,767	1,593,211	284,713	1,104,661	64,039
Units purchased	8,650	13,566	6,061	13,712	24
Units redeemed and transferred	119,414	749,174	66,302	149,390	48,061

Units outstanding at December 31, 2005	330,831	2,355,951	357,077	1,267,763	112,124
Units purchased	92,271	667,302	85,397	183,736	27,083
Units redeemed and transferred	(94,917)	(652,132)	(98,523)	(168,512)	(26,918)

Units outstanding at December 31, 2006	328,185	2,371,121	343,951	1,282,987	112,289

	Federated Equity Income Fund II Subaccount	Federated American Leaders Fund II Subaccount	Federated Capital Appreciation Fund II Subaccount	Federated Kaufmann Fund II Subaccount	Huntington VA Dividend Capture Fund Subaccount

Units outstanding at January 1, 2005	409,130	1,374,717	2,194,653	6,686,851	7,544,019
Units purchased	71,175	44,314	44,384	143,269	179,056
Units redeemed and transferred	37,625	514,047	(116,336)	2,292,576	1,282,185

Units outstanding at December 31, 2005	517,930	1,933,079	2,122,701	9,122,696	9,005,260
Units purchased	78,207	420,960	138,059	2,655,234	1,425,978
Units redeemed and transferred	(78,360)	(443,853)	(153,933)	(2,772,789)	(1,540,762)

Units outstanding at December 31, 2006	517,778	1,910,186	2,106,828	9,005,141	8,890,476

47

Transamerica Life Insurance Company

Separate Account VA S - Flexible Premium Variable Annuity D

Huntington Allstar Select Variable Annuity

Notes to Financial Statements

December 31, 2006

3.	Accumulation Units Outstanding (continued)

	Huntington VA Growth Fund Subaccount	Huntington VA Income Equity Fund Subaccount	Huntington VA International Equity Fund Subaccount	Huntington VA Macro 100 Fund Subaccount	Huntington VA Mid Corp America Fund Subaccount
Units outstanding at January 1, 2005	3,460,500	4,620,493	1,214,946	2,925,932	3,163,663
Units purchased	62,161	115,357	62,652	60,652	76,835
Units redeemed and transferred	823,833	749,444	853,341	329,506	671,839

Units outstanding at December 31, 2005	4,346,493	5,485,295	2,130,939	3,316,090	3,912,338
Units purchased	696,521	854,370	552,103	433,660	662,319
Units redeemed and transferred	(732,847)	(929,796)	(622,196)	(485,450)	(712,979)

Units outstanding at December 31, 2006	4,310,168	5,409,868	2,060,846	3,264,300	3,861,677

	Huntington VA Mortgage Securities Fund Subaccount	Huntington VA New Economy Fund Subaccount	Huntington VA Rotating Markets Fund Subaccount	Huntington VA Situs Small Cap Fund Subaccount	Columbia Small Cap Value Fund- Variable Series Subaccount
Units outstanding at January 1, 2005	2,459,887	1,798,150	712,537	1,831,825	800,639
Units purchased	189,856	79,470	24,867	19,959	93,105
Units redeemed and transferred	1,612,589	506,486	192,312	740,386	170,221

Units outstanding at December 31, 2005	4,262,332	2,384,106	929,716	2,592,170	1,063,966
Units purchased	824,729	591,273	146,079	653,377	242,465
Units redeemed and transferred	(1,003,886)	(656,854)	(161,355)	(647,786)	(331,099)

Units outstanding at December 31, 2006	4,083,175	2,318,524	914,440	2,597,760	975,332

48

Transamerica Life Insurance Company

Separate Account VA S - Flexible Premium Variable Annuity D

Huntington Allstar Select Variable Annuity

Notes to Financial Statements

December 31, 2006

3.	Accumulation Units Outstanding (continued)

	Columbia Strategic Income Fund- Variable Series Subaccount	MFS Research Bond Series Subaccount	MFS Investors Growth Stock Series Subaccount	MFS Total Return Series Subaccount	The Universal Institutional Funds, Inc. Equity and Income Portfolio Subaccount
Units outstanding at January 1, 2005	2,703,599	5,085,448	1,076,129	4,709,442	12,469,112
Units purchased	26,928	343,105	64,454	83,919	580,745
Units redeemed and transferred	785,948	3,437,742	674,522	564,274	5,995,430

Units outstanding at December 31, 2005	3,516,475	8,866,296	1,815,104	5,357,635	19,045,287
Units purchased	489,812	3,291,801	468,461	795,100	6,225,804
Units redeemed and transferred	(513,246)	(3,613,353)	(532,690)	(825,869)	(6,731,740)

Units outstanding at December 31, 2006	3,493,041	8,544,743	1,750,875	5,326,866	18,539,350

	The Universal Institutional Funds, Inc. Global Franchise Portfolio Subaccount	Van Kampen Life Investment Trust Aggressive Growth Portfolio Subaccount	Van Kampen Life Investment Trust Comstock Portfolio Subaccount	Wanger U.S. Smaller Companies Subaccount
Units outstanding at January 1, 2005	4,326,279	156,234	1,867,947	5,271,874
Units purchased	169,371	8,132	55,719	192,134
Units redeemed and transferred	1,895,500	103,156	555,500	2,189,847

Units outstanding at December 31, 2005	6,391,150	267,522	2,479,166	7,653,856
Units purchased	2,334,757	73,161	601,402	2,264,398
Units redeemed and transferred	(2,404,906)	(77,118)	(626,025)	(2,456,179)

Units outstanding at December 31, 2006	6,321,001	263,564	2,454,543	7,462,075

49

Transamerica Series Fund, Inc. - Service Class

Separate Account VA S - Flexible Premium Variable Annuity D

Huntington Allstar Select Variable Annuity

Notes to Financial Statements

December 31, 2006

4.	Financial Highlights

The Mutual Fund Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Federated Growth & Income
	12/31/2006		1,038,969	$1.14	to	$1.11	$1,175,910	1.47%	1.05%	to	2.00%	1.41%	to	0.47%
	12/31/2005		883,352	1.12	to	1.10	988,398	2.33	1.05	to	2.00	3.64	to	2.68
	12/31/2004	(1)	442,144	1.08	to	1.08	478,773	2.76	1.05	to	2.00	8.50	to	7.57
Transamerica Convertible Securities
	12/31/2006		763,460	1.20	to	1.17	911,881	1.53	1.05	to	2.00	9.50	to	8.49
	12/31/2005		537,930	1.10	to	1.08	587,714	2.35	1.05	to	2.00	2.47	to	1.52
	12/31/2004	(1)	296,598	1.07	to	1.06	317,335	1.74	1.05	to	2.00	7.17	to	6.26
Transamerica Money Market
	12/31/2006		1,137,674	1.05	to	1.02	1,183,702	4.35	1.05	to	2.00	3.39	to	2.43
	12/31/2005		1,231,938	1.01	to	1.00	1,244,676	2.81	1.05	to	2.00	1.56	to	0.62
	12/31/2004	(1)	302,353	1.00	to	0.99	301,263	0.91	1.05	to	2.00	(0.24)	to	(1.09)
Transamerica Equity
	12/31/2006		2,483,121	1.41	to	1.37	3,474,672	0.00	1.05	to	2.00	7.26	to	6.26
	12/31/2005		1,730,268	1.31	to	1.29	2,261,790	0.32	1.05	to	2.00	15.07	to	14.00
	12/31/2004	(1)	936,118	1.14	to	1.13	1,065,878	0.00	1.05	to	2.00	14.08	to	13.11
Transamerica U.S. Government Securities
	12/31/2006		1,637,602	1.04	to	1.01	1,695,779	3.65	1.05	to	2.00	1.99	to	1.04
	12/31/2005		1,452,475	1.02	to	1.00	1,477,563	3.52	1.05	to	2.00	0.92	to	(0.01)
	12/31/2004	(1)	1,068,241	1.01	to	1.00	1,079,566	3.82	1.05	to	2.00	1.21	to	0.35
Transamerica US Gov’t Securities - PAM Fund
	12/31/2006		—	1.04	to	1.01	—	12.47	1.05	to	2.00	1.99	to	1.04
	12/31/2005		26,151	1.02	to	1.00	26,711	0.00	1.05	to	2.00	0.92	to	(0.01)
	12/31/2004	(1)	—	1.01	to	1.00	—	8.82	1.05	to	2.00	1.21	to	0.35

50

Transamerica Series Fund, Inc. - Service Class

Separate Account VA S - Flexible Premium Variable Annuity D

Huntington Allstar Select Variable Annuity

Notes to Financial Statements

December 31, 2006

4.	Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue According to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** According to Lowest to Highest Expense Ratio
Van Kampen Active International Allocation
	12/31/2006		607,064	$1.56	to	$1.52	$939,535	0.22%	1.05%	to	2.00%	21.91%	to	20.78%
	12/31/2005		435,543	1.28	to	1.26	553,977	3.63	1.05	to	2.00	12.43	to	11.39
	12/31/2004	(1)	185,742	1.14	to	1.13	210,891	1.97	1.05	to	2.00	13.82	to	12.85
Van Kampen Mid-Cap Growth
	12/31/2006		958,054	1.20	to	1.17	1,147,937	0.00	1.05	to	2.00	8.46	to	7.45
	12/31/2005		643,050	1.11	to	1.09	711,700	0.00	1.05	to	2.00	6.20	to	5.21
	12/31/2004	(1)	255,791	1.05	to	1.04	267,083	0.00	1.05	to	2.00	4.52	to	3.63
AIM V.I. Basic Value Fund
	12/31/2006		840,044	1.26	to	1.22	1,046,024	0.14	1.05	to	2.00	11.77	to	10.73
	12/31/2005		638,689	1.12	to	1.10	714,074	0.00	1.05	to	2.00	4.34	to	3.37
	12/31/2004	(1)	345,840	1.08	to	1.07	371,975	0.00	1.05	to	2.00	7.76	to	6.84
AIM V.I. Core Equity Fund
	12/31/2006		566,118	1.27	to	1.24	716,067	0.64	1.05	to	2.00	15.21	to	14.14
	12/31/2005		396,350	1.10	to	1.08	436,313	1.64	1.05	to	2.00	3.99	to	3.02
	12/31/2004	(1)	237,503	1.06	to	1.05	251,861	1.60	1.05	to	2.00	6.16	to	5.26
AIM V.I. Mid Cap Core Equity Fund
	12/31/2006		328,185	1.28	to	1.25	419,085	0.86	1.05	to	2.00	9.83	to	8.81
	12/31/2005		202,767	1.17	to	1.15	235,994	0.49	1.05	to	2.00	6.16	to	5.17
	12/31/2004	(1)	79,680	1.10	to	1.09	87,556	0.04	1.05	to	2.00	10.20	to	9.26
Dreyfus IP-Core Bond Portfolio
	12/31/2006		2,371,121	1.09	to	1.06	2,555,487	4.73	1.05	to	2.00	3.84	to	2.87
	12/31/2005		1,593,211	1.05	to	1.03	1,657,913	3.77	1.05	to	2.00	1.06	to	0.12
	12/31/2004	(1)	909,903	1.03	to	1.03	939,233	4.59	1.05	to	2.00	3.43	to	2.55
Dreyfus VIF-International Equity Portfolio
	12/31/2006		343,951	1.67	to	1.63	571,567	0.55	1.05	to	2.00	21.78	to	20.65
	12/31/2005		284,713	1.37	to	1.35	389,277	0.17	1.05	to	2.00	13.27	to	12.21
	12/31/2004	(1)	164,454	1.21	to	1.20	199,140	8.04	1.05	to	2.00	21.39	to	20.36
Dreyfus VIF-Limited Term High Yield Portfolio
	12/31/2006		1,282,987	1.17	to	1.14	1,489,610	7.74	1.05	to	2.00	7.51	to	6.51
	12/31/2005		1,104,661	1.09	to	1.07	1,197,933	7.87	1.05	to	2.00	1.28	to	0.34
	12/31/2004	(1)	546,091	1.08	to	1.07	587,027	8.68	1.05	to	2.00	7.73	to	6.81

51

Transamerica Series Fund, Inc. - Service Class

Separate Account VA S - Flexible Premium Variable Annuity D

Huntington Allstar Select Variable Annuity

Notes to Financial Statements

December 31, 2006

4.	Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue According to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** According to Lowest to Highest Expense Ratio
Dreyfus VIF-Small Company Stock Portfolio
	12/31/2006		112,289	$1.26	to	$1.23	$140,694	0.00%	1.05%	to	2.00%	9.80%	to	8.78%
	12/31/2005		64,039	1.15	to	1.13	73,151	0.00	1.05	to	2.00	(0.27)	to	(1.20)
	12/31/2004	(1)	48,789	1.15	to	1.14	56,039	0.00	1.05	to	2.00	15.12	to	14.15
Federated Equity Income Fund II
	12/31/2006		517,778	1.37	to	1.33	701,594	1.98	1.05	to	2.00	21.86	to	20.73
	12/31/2005		409,130	1.12	to	1.10	456,384	1.63	1.05	to	2.00	2.26	to	1.32
	12/31/2004	(1)	150,833	1.10	to	1.09	165,043	0.00	1.05	to	2.00	9.60	to	8.67
Federated American Leaders Fund II
	12/31/2006		1,910,186	1.28	to	1.25	2,426,531	1.08	1.05	to	2.00	15.28	to	14.21
	12/31/2005		1,374,717	1.11	to	1.09	1,518,454	1.01	1.05	to	2.00	3.69	to	2.73
	12/31/2004	(1)	716,824	1.07	to	1.06	766,245	0.05	1.05	to	2.00	7.11	to	6.20
Federated Capital Appreciation Fund II
	12/31/2006		2,106,828	1.20	to	1.17	2,517,002	0.53	1.05	to	2.00	14.58	to	13.52
	12/31/2005		2,194,653	1.05	to	1.03	2,294,680	0.69	1.05	to	2.00	0.64	to	(0.29)
	12/31/2004	(1)	1,253,133	1.04	to	1.03	1,305,256	0.04	1.05	to	2.00	4.37	to	3.49
Federated Kaufmann Fund II
	12/31/2006		9,005,141	1.38	to	1.34	12,340,058	0.00	1.05	to	2.00	13.41	to	12.36
	12/31/2005		6,686,851	1.22	to	1.19	8,099,966	0.00	1.05	to	2.00	9.73	to	8.71
	12/31/2004	(1)	2,477,986	1.11	to	1.10	2,741,681	0.00	1.05	to	2.00	10.87	to	9.92
Huntington VA Dividend Capture Fund
	12/31/2006		8,890,476	1.30	to	1.26	11,466,343	3.42	1.05	to	2.00	15.38	to	14.31
	12/31/2005		7,544,019	1.13	to	1.11	8,455,207	3.01	1.05	to	2.00	2.52	to	1.56
	12/31/2004	(1)	2,944,332	1.10	to	1.09	3,227,178	0.04	1.05	to	2.00	9.82	to	8.89
Huntington VA Growth Fund
	12/31/2006		4,310,168	1.08	to	1.06	4,645,790	0.40	1.05	to	2.00	6.64	to	5.65
	12/31/2005		3,460,500	1.02	to	1.00	3,504,734	0.48	1.05	to	2.00	(0.33)	to	(1.25)
	12/31/2004	(1)	1,601,798	1.02	to	1.01	1,631,008	0.00	1.05	to	2.00	2.02	to	1.15
Huntington VA Income Equity Fund
	12/31/2006		5,409,868	1.26	to	1.23	6,775,888	1.90	1.05	to	2.00	11.42	to	10.39
	12/31/2005		4,620,493	1.13	to	1.11	5,204,636	1.56	1.05	to	2.00	1.92	to	0.97
	12/31/2004	(1)	1,572,526	1.11	to	1.10	1,741,274	0.00	1.05	to	2.00	10.96	to	10.02

52

Transamerica Series Fund, Inc. - Service Class

Separate Account VA S - Flexible Premium Variable Annuity D

Huntington Allstar Select Variable Annuity

Notes to Financial Statements

4.	Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue According to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** According to Lowest to Highest Expense Ratio
Huntington VA International Equity Fund
	12/31/2006		2,060,846	$1.57	to	$1.53	$3,212,229	1.02%	1.05%	to	2.00%	24.46%	to	23.30%
	12/31/2005		1,214,946	1.26	to	1.24	1,525,513	1.07	1.05	to	2.00	14.02	to	12.96
	12/31/2004	(1)	121,848	1.10	to	1.10	134,510	1.25	1.05	to	2.00	10.49	to	9.81
Huntington VA Macro 100 Fund
	12/31/2006		3,264,300	1.22	to	1.19	3,959,897	0.16	1.05	to	2.00	6.15	to	5.17
	12/31/2005		2,925,932	1.15	to	1.13	3,351,704	0.20	1.05	to	2.00	4.05	to	3.09
	12/31/2004	(1)	937,647	1.11	to	1.10	1,034,951	0.00	1.05	to	2.00	10.53	to	9.85
Huntington VA Mid Corp America Fund
	12/31/2006		3,861,677	1.34	to	1.30	5,133,235	0.38	1.05	to	2.00	6.12	to	5.14
	12/31/2005		3,163,663	1.26	to	1.24	3,973,077	0.11	1.05	to	2.00	11.51	to	10.47
	12/31/2004	(1)	1,696,942	1.13	to	1.12	1,916,888	0.01	1.05	to	2.00	13.19	to	12.23
Huntington VA Mortgage Securities Fund
	12/31/2006		4,083,175	1.10	to	1.08	4,484,150	1.24	1.05	to	2.00	4.79	to	3.82
	12/31/2005		2,459,887	1.05	to	1.04	2,582,272	0.59	1.05	to	2.00	0.20	to	(0.73)
	12/31/2004	(1)	186,060	1.05	to	1.05	195,453	0.00	1.05	to	2.00	5.17	to	4.52
Huntington VA New Economy Fund
	12/31/2006		2,318,524	1.40	to	1.36	3,218,600	0.11	1.05	to	2.00	9.14	to	8.12
	12/31/2005		1,798,150	1.28	to	1.26	2,292,818	0.00	1.05	to	2.00	12.07	to	11.03
	12/31/2004	(1)	655,356	1.14	to	1.13	747,487	0.00	1.05	to	2.00	14.30	to	13.33
Huntington VA Rotating Markets Fund
	12/31/2006		914,440	1.40	to	1.36	1,267,088	0.60	1.05	to	2.00	18.37	to	17.27
	12/31/2005		712,537	1.18	to	1.16	836,288	0.66	1.05	to	2.00	8.53	to	7.52
	12/31/2004	(1)	455,051	1.09	to	1.08	493,835	0.46	1.05	to	2.00	8.80	to	7.87
Huntington VA Situs Small Cap Fund
	12/31/2006		2,597,760	1.42	to	1.39	3,674,857	0.07	1.05	to	2.00	3.75	to	2.79
	12/31/2005		1,831,825	1.37	to	1.35	2,503,698	0.01	1.05	to	2.00	15.42	to	14.35
	12/31/2004	(1)	325,828	1.19	to	1.18	386,819	0.00	1.05	to	2.00	18.87	to	18.14
Columbia Small Cap Value Fund- Variable Series
	12/31/2006		975,332	1.46	to	1.42	1,409,528	0.53	1.05	to	2.00	18.33	to	17.23
	12/31/2005		800,639	1.23	to	1.21	980,687	0.00	1.05	to	2.00	4.54	to	3.58
	12/31/2004	(1)	437,621	1.18	to	1.17	513,996	1.00	1.05	to	2.00	17.65	to	16.65

53

Transamerica Series Fund, Inc. - Service Class

Separate Account VA S - Flexible Premium Variable Annuity D

Huntington Allstar Select Variable Annuity

Notes to Financial Statements

December 31, 2006

4.	Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue According to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** According to Lowest to Highest Expense Ratio
Columbia Strategic Income Fund- Variable Series
	12/31/2006		3,493,041	$1.16	to	$1.12	$4,010,489	11.17%	1.05%	to	2.00%	5.96%	to	4.97%
	12/31/2005		2,703,599	1.09	to	1.07	2,937,274	0.00	1.05	to	2.00	0.55	to	(0.38)
	12/31/2004	(1)	940,394	1.08	to	1.08	1,017,772	17.77	1.05	to	2.00	8.45	to	7.53
MFS Research Bond Series
	12/31/2006		8,544,743	1.07	to	1.04	9,067,549	3.58	1.05	to	2.00	2.72	to	1.76
	12/31/2005		5,085,448	1.04	to	1.02	5,267,426	3.74	1.05	to	2.00	0.17	to	(0.76)
	12/31/2004	(1)	1,507,701	1.04	to	1.03	1,562,795	3.25	1.05	to	2.00	3.86	to	2.98
MFS Investors Growth Stock Series
	12/31/2006		1,750,875	1.15	to	1.12	1,997,431	0.00	1.05	to	2.00	6.19	to	5.21
	12/31/2005		1,076,129	1.08	to	1.06	1,159,458	0.11	1.05	to	2.00	3.15	to	2.19
	12/31/2004	(1)	343,214	1.05	to	1.04	359,654	0.00	1.05	to	2.00	5.01	to	4.12
MFS Total Return Series
	12/31/2006		5,326,866	1.21	to	1.18	6,421,069	2.12	1.05	to	2.00	10.47	to	9.44
	12/31/2005		4,709,442	1.10	to	1.08	5,149,736	1.30	1.05	to	2.00	1.54	to	0.59
	12/31/2004	(1)	1,426,236	1.08	to	1.07	1,539,677	0.85	1.05	to	2.00	8.14	to	7.22
The Universal Institutional Funds, Inc. Equity and Income Portfolio
	12/31/2006		18,539,350	1.29	to	1.25	23,674,477	1.15	1.05	to	2.00	11.41	to	10.38
	12/31/2005		12,469,112	1.15	to	1.13	14,326,814	0.62	1.05	to	2.00	6.27	to	5.28
	12/31/2004	(1)	3,828,175	1.09	to	1.08	4,149,009	0.00	1.05	to	2.00	8.59	to	7.67
The Universal Institutional Funds, Inc. Global Franchise Portfolio
	12/31/2006		6,321,001	1.46	to	1.42	9,163,140	1.41	1.05	to	2.00	20.25	to	19.13
	12/31/2005		4,326,279	1.21	to	1.19	5,229,159	0.00	1.05	to	2.00	10.82	to	9.79
	12/31/2004	(1)	1,295,876	1.10	to	1.09	1,417,043	0.24	1.05	to	2.00	9.57	to	8.64
Van Kampen Life Investment Trust Aggressive Growth Portfolio
	12/31/2006		263,564	1.27	to	1.24	332,881	0.00	1.05	to	2.00	3.84	to	2.87
	12/31/2005		156,234	1.23	to	1.20	190,259	0.00	1.05	to	2.00	9.96	to	8.94
	12/31/2004	(1)	31,026	1.11	to	1.10	34,553	0.00	1.05	to	2.00	11.43	to	10.49
Van Kampen Life Investment Trust Comstock Portfolio
	12/31/2006		2,454,543	1.34	to	1.30	3,265,725	1.19	1.05	to	2.00	14.84	to	13.78
	12/31/2005		1,867,947	1.16	to	1.14	2,167,401	0.62	1.05	to	2.00	3.03	to	2.07
	12/31/2004	(1)	690,304	1.13	to	1.12	778,552	0.04	1.05	to	2.00	12.95	to	11.99

54

Transamerica Series Fund, Inc. - Service Class

Separate Account VA S - Flexible Premium Variable Annuity D

Huntington Allstar Select Variable Annuity

Notes to Financial Statements

December 31, 2006

4.	Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue According to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** According to Lowest to Highest Expense Ratio
Wanger U.S. Smaller Companies
	12/31/2006		7,462,075	$1.32	to	$1.28	$9,768,035	0.20%	1.05%	to	2.00%	6.76%	to	5.76%
	12/31/2005		5,271,874	1.23	to	1.21	6,479,083	0.00	1.05	to	2.00	10.10	to	9.08
	12/31/2004	(1)	1,847,625	1.12	to	1.11	2,067,096	0.00	1.05	to	2.00	12.09	to	11.14

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest. These ratios are annualized for periods less than one year.

**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded. These charges range from .25% to .75% of the average contract owner’s account value depending on the options selected. Refer to the product’s prospectus for specific details. Expense ratio(s) for periods of less than one year have been annualized.

***	The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. Total returns reflect a period from February 2, 2004 through December 31, 2004 except for those subaccounts indicated in the Organization and Summary of Significant Accounting Policies footnote.

55

Transamerica Life Insurance Company

Separate Account VA S - Flexible Premium Variable Annuity D

Huntington Allstar Select Variable Annuity

Notes to Financial Statements

December 31, 2006

5.	Administrative, Mortality, and Expense Risk Charge

Administrative charges include an annual charge of the lesser of 2% of the policy value or $30 per contract, which will commence on the first policy anniversary of each contract owner’s account. Charges for administrative fees to the variable annuity contracts are an expense of the Mutual Fund Account. Transamerica Life also deducts a daily charge equal to an annual rate .15% of the contract owner’s account for administrative expenses.

An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for Transamerica Life’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the account and ranges from 0.90% to 1.85%, depending on the death benefit selected. Contract owners should see their actual policy and any related attachments to determine their specific charges.

6. Income Taxes

Operations of the Mutual Fund Account form a part of Transamerica Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of Transamerica Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from Transamerica Life. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to Transamerica Life, as long as earnings are credited under the variable annuity contracts.

7. Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Series Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

56

PART C OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a	)	Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b	)	Exhibits:

		(1)	(a)	Resolution of the Board of Directors of Transamerica Life Insurance Company authorizing establishment of the Separate Account. Note 7.

		(2)		Not Applicable.

		(3)	(a)	Amended and Reinstated Principal Underwriting Agreement by and between AFSG Securities Corporation and Transamerica Life Insurance Company, on its own behalf and on the behalf of the Separate Investment Account. Note 1.

			(a)(1)	Amendment No. 4 to Principal Underwriting Agreement. Note 14.

		(3)	(a)(2)	Form of Amended No. 8 and Novation to Amended and Restate Principal Underwriting Agreement. Note 21.

			(b)	Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer. Note 2.

		(4)	(a)	Form of Policy. Note 3.

			(b)	Form of Policy Rider (Beneficiary Earnings Enhancement). Note 4.

			(c)	Form of Policy Rider (Beneficiary Earnings Enhancement – Extra). Note 3.

			(d)	Form of Policy Rider (Initial Payment Guarantee). Note 5.

			(e)	Form of Policy Rider (Liquidity Rider). Note 3.

			(f)	Form of Policy Rider (GPS). Note 7.

		(5)	(a)	Form of Application. Note 14.

		(6)	(a)	Articles of Incorporation of Transamerica Life Insurance Company. Note 6.

			(b)	ByLaws of Transamerica Life Insurance Company. Note 6.

		(7)		Not Applicable.

		(8)	(a)	Participation Agreement among WRL Series Fund, Inc., Western Reserve Life Assurance Co. of Ohio, and PFL Life Insurance Company. Note 8.

		(8)	(a)(1)	Amendment No. 16 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 6.

		(8)	(a)(2)	Amendment No. 17 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 5.

		(8)	(a)(3)	Amendment No. 28 to Participation Agreement among AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Note 14.

		(8)	(a)(4)	Amendment No. 31 to Participation Agreement (ATST) Note 17

		(8)	(a)(5)	Amendment No. 32 to Participation Agreement (ATST) Note 18

		(8)	(b)	Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., PFL Life Insurance Company and AFSG Securities Corporation. Note 9.

		(8)	(b)(1)	Amendment No. 11 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Transamerica Life Insurance Company and AFSG Securities Corporation. Note 15

(8)	(c)	Fund Participation Agreement (Dreyfus). Note 14.

(8)	(c)(1)	Amendment No. 4 to Fund Participation Agreement (Dreyfus). Note 15

(8)	(d)	Participation Agreement by and between PFL Life Insurance Company and Federated Insurance Series. Note 10.

(8)	(d)(1)	Amended Exhibit A and Exhibit B Effective December 1, 2003. Note 15

(8)	(e)	Participation Agreement Among Huntington VA Funds, Edgewood Services, Inc., Huntington Asset Advisors, Inc. and Transamerica Life Insurance Company. Note 15.

	(e)(1)	Amendment No. 1 to Participation Agreement (Huntington), Note 18

(8)	(f)	Participation Agreement among Liberty Variable Investment Trust, Liberty Funds Distributor, Inc., and Transamerica Life Insurance Company. Note 11.

(8)	(f)(1)	Amendment No. 2 to Participation Agreement among Liberty Variable Investment Trust, Liberty Funds Distributors, Inc., and Transamerica Life Insurance Company. Note 15

(8)	(g)	Amended and Restated Participation Agreement among MFS Variable Insurance Trust, Transamerica Life Insurance Company and Massachusetts Financial Services Company. Note 12.

(8)	(g)(1)	Amendment No. 7 to Participation Agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company, and Transamerica Life Insurance Company. Note 15

(8)	(h)	Participation Agreement Among The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management, Inc., and Transamerica Life Insurance Company. Note 15.

(8)	(i)	Participation Agreement Among Van Kampen Life Investment Trust, Van Kampen Funds, Inc., Van Kampen Asset Management Inc. and Transamerica Life Insurance Company. Note 15.

(8)	(j)	Participation Agreement among Wanger Advisors Trust and Transamerica Life Insurance Company. Note 11.

(8)	(j)(1)	Amendment No. 2 to Participation Agreement among Wanger Advisors Trust, Liberty Funds Distributors, Inc., and Transamerica Life Insurance Company. Note 15

(9)	(a)	Opinion and Consent of Counsel. Note 21

	(b)	Consent of Counsel. Note 21

(10)	(a)	Consent of Independent Registered Public Accounting Firm Note 21

	(b)	Opinion and Consent of Actuary. Note 20

(11)		Not applicable.
	(12)	Not applicable.

	(13)	Performance Data Calculations. Note 20

	(14)	Powers of Attorney. (Christopher H. Garrett, C.D. Vermie, L.N. Norman, Arthur C. Schneider, R.J. Kontz, B.K. Clancy) Note 7. Ron L. Ziegler Note 16. (James A. Beardsworth) Note 19. (Larry N. Norman, Ron L. Ziegler, Craig D. Vermie, Arthur C. Schneider, Eric J. Martin, Brenda K. Clancy, James A. Beardsworth) Note 21

Note 1.	Incorporated herein by reference to Initial Filing to form N-4 Registration Statement (File No. 333-98891) on August 29, 2002.

Note 2.	Incorporated herein by reference to Initial Filing to form N-4 Registration Statement (File No. 333-87792) on May 8, 2002.

Note 3.	Incorporated herein by reference to Pre-Effective Amendment No. 2 to form N-4 Registration Statement (File No. 333- 87792) on July 15, 2002.

Note 4.	Incorporated herein by reference to Post-Effective Amendment No. 10 to form N-4 Registration Statement (File No. 333- 07509) on April 30, 2001.

Note 5.	Incorporated herein by reference to Post-Effective Amendment No. 25 to form N-4 Registration Statement (File No. 33- 33085) on April 27, 2001.

Note 6.	Incorporated herein by reference to Initial Filing of Form N-4 Registration Statement (File No. 333-62738) on June 11, 2001.

Note 7.	Filed with initial filing to Form N-4 Registration Statement (File No. 333-109913) on October 23, 2003

Note 8.	Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333- 26209) on April 29, 1998.

Note 9.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333- 7509) on July 16, 1998.

Note 10.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333- 26209) on July 28, 1997.

Note 11.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333- 62738) on October 11, 2002.

Note 12.	Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333- 87792) on April 30, 2003.

Note 13.	Filed with Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-87792) on October 11, 2002.

Note 14.	Filed with Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-109913) on December 30, 2003.

Note 15.	Filed with Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-109913) on April 29, 2004.

Note 16.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (333-116562) on June 17, 2004.

Note 17.	Incorporated herein by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333- 109580) on January 7, 2005.

Note 18.	Filed with Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-109913) on April 29, 2005.

Note 19.	Incorporated herein by reference to Post-Effective Amendment No. 38 to Form N-4 Registration Statement (File No. 33- 33085) on September 12, 2005.

Note 20.	Filed with Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-109913) on April 27, 2006.

Note 21.	Filed herewith.

Item 25.	Directors and Officers of the Depositor (Transamerica Life Insurance Company)

Name and Business Address	Principal Positions and Offices with Depositor

Larry N. Norman 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, Chairman of the Board and President

Ron L. Ziegler 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director and Vice President

Craig D. Vermie 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, Senior Vice President, Secretary and General Counsel

Arthur C. Schneider 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, Senior Vice President, and Chief Tax Officer

Eric J. Martin 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Vice President and Corporate Controller

Brenda K. Clancy 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, Executive Vice President, and Chief Operations Officer

James A. Beardsworth 4333 Edgewood Rd N.E. Cedar Rapids, IA 52499	Treasurer and Senior Vice President

Item 26. Persons Controlled by or under Common Control With the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company

Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance

Academy Insurance Group, Inc.	Delaware	100% Commonwealth General Corporation	Holding company

ADB Corporation, L.L.C.	Delaware	100% AUSA Holding Company	Special purpose limited Liability company

AEGON Alliances, Inc.	Virginia	100% Benefit Plans, Inc.	Insurance company marketing support

AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Canada Inc. (“ACI”)	Canada	100% TIHI	Holding company

AEGON Capital Management, Inc.	Canada	100% AEGON Canada Inc.	Portfolio management company/investment adviser

AEGON Dealer Services Canada, Inc.	Canada	100% 1490991 Ontario Limited	Mutual fund dealership

AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Direct Marketing Services, Inc.	Maryland	100% Monumental Life Insurance Company	Marketing company

AEGON DMS Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company

AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Co.	Marketing

AEGON Fund Management, Inc.	Canada	100% AEGON Canada Inc.	Mutual fund manager

AEGON Funding Corp.	Delaware	100% AEGON USA, Inc.	Issue debt securities-net proceeds used to make loans to affiliates

AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies

AEGON International N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Ireland Services Limited	Ireland	100% AEGON Ireland Holding B.V.	Provides the services of staff and vendors to AEGON Financial Assurance Ireland, Limited and AEGON Global Institutional Markets plc

AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company

AEGON N.V.	Netherlands	22.72% of Vereniging AEGON Netherlands Membership Association	Holding company

AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies

AEGON U.S. Corporation	Iowa	AEGON U.S. Holding Corporation owns 12,962 shares; AEGON USA, Inc. owns 3,238 shares	Holding company

AEGON U.S. Holding Corporation	Delaware	1056 shares of Common Stock owned by Transamerica Corp.; 225 shares of Series A Voting Preferred Stock owned by Transemorica Coporation	Holding company

AEGON USA Investment Management, Inc.	Iowa	100% AUSA Holding Co.	Investment advisor

AEGON USA Investment Management, LLC	Iowa	100% AEGON USA, Inc.	Investment advisor

AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Co,	Administrative and investment services

AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services

As of 1/1/2007	Page 1

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON USA, Inc.	Iowa	10 shares Series A Preferred Stock owned by AEGON U.S Holding Corporation; 150,000 shares of Class B Non-Voting Stock owned by AEGON U.S. Corporation; 120 shares Voting Common Stock owned by AEGON U.S Corporation	Holding company

AEGON/Transamerica Series Trust	Delaware	100% AEGON/Transamerica Fund Advisors, Inc.	Mutual fund

AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Broker-Dealer

ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Fifteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Five LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate

American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company

Ammest Realty Corporation	Texas	100% Monumental Life Insurance Company	Special-purpose subsidiary

Ampac Insurance Agency, Inc. (EIN 23-1720755)	Pennsylvania	100% Commonwealth General Corporation	Provider of management support services

Ampac, Inc.	Texas	100% Academy Insurance Group, Inc.	Managing general agent

Apple Partners of Iowa LLC	Iowa	Members: 58.13% Monumental Life Insurance Company; 41.87% Peoples Benefit Life Insurance Company	Hold title on Trustee’s Deeds on secured property

ARC Reinsurance Corporation	Hawaii	100% Transamerica Corp,	Property & Casualty Insurance

ARV Pacific Villas, A California Limited Partnership	California	General Partners - Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: TOLIC (99%)	Property

AUSA Holding Company	Maryland	100% AEGON USA, Inc.	Holding company

AUSA Merger Sub, Inc.	Delaware	100% AUSA Holding Company	Special purpose

AUSACAN LP	Canada	General Partner - AUSA Holding Co. (1%); Limited Partner - First AUSA Life Insurance Company (99%)	Inter-company lending and general business

Bankers Financial Life Ins. Co.	Arizona	100% Voting Common Stock - First AUSA Life Insurance Co. Class B Common stock is allocated 75% of total cumulative vote. Class A Common stock is allocated 25% of total cumulative vote.	Insurance

Bay Area Community Investments I, LLC	California	70% LIICA; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Benefit Plans, Inc.	Delaware	100% Commonwealth General Corporation	Inactive

As of 1/1/2007	Page 2

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
BF Equity LLC	New York	100% RCC North America LLC	Real estate

Buena Sombra Insurance Agency, Inc.	Maryland	91,790 shares of common stock owned by Commonwealth General Corporation; 8,210 shares of common stock owned by Peoples Benefit Life Insurance Company	Insurance agency

Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company

Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Capital General Development Corporation	Delaware	2.64 shares of common stock owned by AEGON USA, Inc.; 10 shares of common stock owned by Commonwealth General Corporation	Holding company

Capital Liberty, L.P.	Delaware	99.0% Monumental Life Insurance Company (Limited Partner); 1.0% Commonwealth General Corporation (General Partner)	Holding company

Commonwealth General Corporation (“CGC”)	Delaware	100% AEGON U.S. Corporation	Holding company

Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada

Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company

CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency

Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance

CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Systems, Inc.	Maryland	100% Creditor Resources, Inc.	Technology

Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting

Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer

Edgewood IP, LLC	Iowa	100% TOLIC	Limited liability company

FGH Eastern Region LLC	Delaware	100% FGH USA LLC	Real estate

FGH Realty Credit LLC	Delaware	100% FGH Eastern Region LLC	Real estate

FGH USA LLC	Delaware	100% RCC North America LLC	Real estate

FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP Burkewood, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Bush Terminal, Inc.	Delaware	100% FGH Realty Credit LLC	Real estate

FGP Colonial Plaza, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Franklin LLC.	Delaware	100% FGH USA LLC	Real estate

FGP Herald Center, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Heritage Square, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Islandia, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Merrick, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Rockbeach, Inc	Delaware	100% FGH USA LLC	Real estate

FGP West 32nd Street, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP West Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate

Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Financial Planning Services, Inc.	District of Columbia	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Special-purpose subsidiary

As of 1/1/2007	Page 3

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Financial Resources Insurance Agency of Texas	Texas	100% owned by Dan Trivers, VP & Director of Operations of Transamerica Financial Advisors, Inc., to comply with Texas insurance law	Retail sale of securities products

First FGP LLC	Delaware	100% FGH USA LLC	Real estate

Flashdance, LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production

Force Financial Group, Inc.	Delaware	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Garnet Assurance Corporation	Kentucky	100% Life Investors Insurance Company of America	Investments

Garnet Assurance Corporation II	Iowa	100% Monumental Life Insurance Company	Business investments

Garnet Community Investments I, LLC	Delaware	100% Life Investors Insurance Company of America	Securities

Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities

Garnet Community Investments III, LLC	Delaware	100% Transamerica Occidental Life Insurance Company	Business investments

Garnet Community Investments IV, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments IX, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments X, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet LIHTC Fund I, LLC	Delaware	Members: Garnet Community Investments I, LLC (0.01%); Goldenrod Asset Management, Inc.—a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (0.01%); Metropolitan Life Insurance Company, a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc.—a non-affiliate of AEGON (99.99%)	Investments

As of 1/1/2007	Page 4

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investmetns VII, LLC (0.01%); Washington Mutual Bank, a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); Washington Mutual Bank, a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund IX, LLC	Delaware	100% Garnet Community Investments IX, LLC	Investments

Garnet LIHTC Fund X, LLC	Delaware	100% Garnet Community Investments X, LLC	Investments

Garnet LIHTC Fund XI, LLC	Delaware	100% Garnet Community Investments XI, LLC	Investments

Garnet LIHTC Fund XII, LLC	Delaware	100% Garnet Community Investments XII, LLC	Investments

Gemini Investments, Inc.	Delaware	100% TLIC	Investment subsidiary

Global Preferred Re Limited	Bermuda	100% GPRE Acquisition Corp.	Reinsurance

Global Premier Reinsurance Company, Ltd.	British Virgin	100% Commonwealth General Corporation	Reinsurance company

GPRE Acquisition Corp.	Delaware	100% AEGON N.V.	Acquisition company

Great Companies, L.L.C.	Iowa	100% Money Services, Inc.	Markets & sells mutual funds & individually managed accounts

Hott Feet Development LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production

In the Pocket LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production

Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	Lending

InterSecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer

InterSecurities Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

Investment Advisors International, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Investment advisor

Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment

Iowa Fidelity Life Insurance Co.	Arizona	Ordinary common stock is allowed 60% of total cumulative vote. Participating common stock is allowed 40% of total cumulative vote. First AUSA Life Insurance Co.	Insurance

JMH Operating Company, Inc.	Mississippi	100% People’s Benefit Life Insurance Company	Real estate holdings

Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Life Investors Alliance, LLC	Delaware	100% LIICA	Purchase, own, and hold the equity interest of other entities

As of 1/1/2007	Page 5

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Life Investors Insurance Company of America	Iowa	679,802 shares Common Stock owned by AEGON USA, Inc.; 504,033 shares Series A Preferred Stock owned by AEGON USA, Inc.	Insurance

LIICA Holdings, LLC	Delaware	Sole Member: Life Investors Insurance Company of America	To form and capitalize LIICA Re I, Inc.

LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company

LIICA Re II, Inc.	Vermont	100% Life Investors Insurance Company of America	Captive insurance company

Massachusetts Fidelity Trust Co.	Iowa	100% AUSA Holding Co.	Trust company

Money Concepts (Canada) Limited	Canada	100% National Financial Corporation	Financial services, marketing and distribution

Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies

Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management srvcs. to unaffiliated third party administrator

Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company

Monumental Life Insurance Company	Maryland	73.23% Capital General Development Company; 26.77% First AUSA Life Insurance Company	Insurance Company

National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services

National Financial Corporation	Canada	100% AEGON Canada, Inc.	Holding company

National Financial Insurance Agency, Inc.	Canada	100% 1488207 Ontario Limited	Insurance agency

NEF Investment Company	Calfornia	100% TOLIC	Real estate development

New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity

Pensaprima, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments

Peoples Benefit Life Insurance Company	Iowa	76.3% Monumental Life Insurance Company; 20% Capital Liberty, L.P.; 3.7% CGC	Insurance Company

Peoples Benefit Services, Inc.	Pennsylvania	100% Veterans Life Insurance Company	Special-purpose subsidiary

Premier Solutions Group, Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance

Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCG Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%). The remaining 28.1% of stock is publicly owned.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.

Prisma Holdings, Inc. I	Delaware	100% AUSA Holding Co.	Holding company

Prisma Holdings, Inc. II	Delaware	100% AUSA Holding Co.	Holding company

Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Property & Casualty Insurance

Quantitative Data Solutions, LLC	Delaware	100% owned by TOLIC	Special purpose corporation

Quest Membership Services, Inc.	Delaware	100% Commonwealth General Corporation	Travel discount plan

RCC North America LLC	Delaware	100% AEGON USA, Inc.	Real estate

RCC Properties Limited Partnership	Iowa	AEGON USA Realty Advisors, Inc. is General Partner and 5% owner; all limited partners are RCC entities within the RCC group	Limited Partnership

As of 1/1/2007	Page 6

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: 38.356% Transamerica Life Insurance Co.; 34.247% TOLIC; 18.356% LIICA; 6.301% Monumental Life Insurance Co.; 2.74% Transamerica Financial Life Insurance Co.	Real estate alternatives investment

Real Estate Alternatives Portfolio 2 LLC	Delaware	Members: 59.5% Transamerica Life Insurance Co.; 30.75% TOLIC; 22.25%; Transamerica Financial Life Insurance Co.; 2.25% Stonebridge Life Insurance Co.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3 LLC	Delaware	Members: 30.4% Transamerica Life Insurance Co.; 23% TOLIC; 1% Stonebridge Life Insurance Co.; 11% LIICA; 14% PBLIC; 5% MLIC	Real estate alternatives investment

Real Estate Alternatives Portfolio 3A, Inc.	Delaware	33.4% owned by Life Investors Insurance Company of America; 32% owned by Peoples Benefit Life Insurance Company; 10% owned by Transamerica Occidental Life Insurance Company; 9.4% owned by Monumental Life Insurance Company; 9.4% owned by Transamerica Financial Life Insurance Company; 1% owned by Stonebridge Life Insurance Company	Real estate alternatives investment

Real Estate Alternatives Portfolio 4HR, LLC	Delaware	34% owned by Transamerica Life Insurance Company; 30% owned by Transamerica Occidental Life Insurance Company; 22% owned by Monumental Life Insurance Company; 10% owned by Peoples Benefit Life Insurance Company; 4% owned by Transamerica Financial Life Insurance Company	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Real Estate Alternatives Portfolio 4MR, LLC	Delaware	34% owned by Transamerica Life Insurance Company; 30% owned by Transamerica Occidental Life Insurance Company; 22% owned by Monumental Life Insurance Company; 10% owned by Peoples Benefit Life Insurance Company; 4% owned by Transamerica Financial Life Ins	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Information Systems for real estate investment management

Retirement Project Oakmont	CA	General Partners: Trransamerica Products, Inc.; TOLIC; Transameirca Oakmont Retirement Associates, a CA limited partnership. Co-General Partners of Transamerica Oakmont Retirement Associates are Transamerica Oakmont Corp. and Transamerica Products I (Administrative General Partner).	Senior living apartment complex

River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company

As of 1/1/2007	Page 7

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Second FGP LLC	Delaware	100% FGH USA LLC	Real estate

Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate

Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company

South Glen Apartments, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Limited liability company

Southwest Equity Life Ins. Co.	Arizona	100% of Common Voting Stock AEGON USA, Inc.	Insurance

Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan

Stonebridge Casualty Insurance Company	Ohio	100% AEGON USA, Inc.	Insurance company

Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation

Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company

Stonebridge International Marketing Ltd.	UK	100% Cornerstone International Holdings Ltd.	Marketing

Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company

Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

TA Air XI, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

TAH-MCD IV, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership

TBC III, Inc.	Delaware	100% TFCFC Asset Holdings, Inc.	Special purpose corporation

TBK Insurance Agency of Ohio, Inc.	Ohio	500 shares non-voting common stock owned by Transamerica Financial Advisors, Inc.; 1 share voting common stock owned by James Krost	Variable insurance contract sales in state of Ohio

TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property

TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at TFC

TFC Properties, Inc.	Delaware	100% Transamerica Corporation	Holding company

The AEGON Trust Advisory Board: Donald J. Shepard, Joseph B.M. Streppel, Alexander R. Wynaendts, and Craig D. Vermie	Delaware		Voting Trust

The Insurance Agency for the American Working Family, Inc.	Maryland	100% Veterans Life Insurance Company	Insurance

The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate

TIHI Mexico, S. de R.L. de C.V.	Mexico	95% TIHI; 5% TOLIC	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them

Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company

Transamerica Affordable Housing, Inc.	California	100% TRS	General partner LHTC Partnership

As of 1/1/2007	Page 8

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Annuity Service Corporation	New Mexico	100% TSC	Performs services required for structured settlements

Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer

Transamerica China Investments Holdings Limited	Hong Kong	99% TOLIC	Holding company

Transamerica Commercial Finance Corporation, I	Delaware	100% TFC	Holding company

Transamerica Consultora Y Servicios Limitada	Chile	95% TOLIC; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation

Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company

Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance

Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corp.	Holding company

Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company

Transamerica Direct Marketing Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company

Transamerica Direct Marketing Group, Mexico S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.

Transamerica Direct Marketing Group-Mexico Servicios S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.

Transamerica Direct Marketing Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company

Transamerica Direct Marketing Korea Ltd.	Korea	99% AEGON DMS Holding B.V.: 1% AEGON International N.V.	Marketing company

Transamerica Direct Marketing Taiwan, Ltd.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government

Transamerica Direct Marketing (Thailand), Ltd.	Thailand	93% Transamerica International Direct Marketing Consultants, LLC; remiaining 7% held by various AEGON employees	Marketing of insurance products in Thailand

Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance

Transamerica Finance Corporation (“TFC”)	Delaware	100% Transamerica Corp.	Commercial & Consumer Lending & equipment leasing

Transamerica Financial Advisors, Inc.	Delaware	100% TSC	Broker/dealer

Transamerica Financial Institutions,Inc.	Minnesota	100% AEGON Financial Services Group,Inc.	Inactive

Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, Inc.; 12.60% TOLIC	Insurance

Transamerica Financial Resources Ins. Agency of Alabama, Inc.	Alabama	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker

Transamerica Fund Advisors, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns - 23%	Fund advisor

Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund

Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing

Transamerica Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company

As of 1/1/2007	Page 9

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Home Loan	California	100% Transamerica Finance Corporation	Consumer mortgages

Transamerica IDEX Mutual Funds	Delaware	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund

Transamerica Income Shares, Inc.	Maryland	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund

Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary

Transamerica Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica International Direct Marketing Group, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage

Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, Inc.	Investments

Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, Inc.	Reinsurance

Transamerica Investment Management, LLC	Delaware	80% Transamerica Investment Services, Inc. as Original Member; 20% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment advisor

Transamerica Investment Services, Inc. (“TISI”)	Delaware	100% Transamerica Corp.	Holding company

Transamerica Investors, Inc.	Maryland	Maintains advisor status	Advisor

Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Occidental Life Insurance Company	Long-term life insurer in Bermuda—will primarily write fixed universal life and term insurance

Transamerica Life Canada	Canada	AEGON Canada Inc. owns 9,600,000 shares of common stock; AEGON International N.V. owns 3,568,941 shares of common stock and 184,000 shares of Series IV Preferred stock.	Life insurance company

Transamerica Life Insurance Company	Iowa	316,955 shares Common Stock owned by Transamerica Occidental Life Insurance Company; 87,755 shares Series B Preferred Stock owned by AEGON USA, Inc.	Insurance

Transamerica Marketing E Correctora De Seguros De Vida Do Brazil Ltda.	Brazil	749,000 quotes shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International N.V.	Brokerage company

Transamerica Mezzanine Financing Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Minerals Company	California	100% TRS	Owner and lessor of oil and gas properties

Transamerica Oakmont Corporation	California	100% Transamerica Products, Inc.	General partner retirement properties

Transamerica Oakmont Retirement Associates	California	Co-General Partners are Transamerica Oakmont Corporation and Transamerica Products I (Administrative General Partner)	Senior living apartments

As of 1/1/2007	Page 10

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Occidental Life Insurance Company (“TOLIC”)	Iowa	1,104,117 shares Common Stock owned by Transamerica Service Company; 1,103,466 shares of Preferred Stock owned by Transamerica Corporation	Life Insurance

Transamerica Occidental’s Separate Account Fund C	California	100% TOLIC	Mutual fund

Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Life insurance

Transamerica Products, Inc. (“TPI”)	California	100% TSC	Holding company

Transamerica Pyramid Properties LLC	Iowa	100% TOLIC	Realty limited liability company

Transamerica Re Consultoria em Seguros e Servicos Ltda	Brazil	95% TOLIC; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting

Transamerica Realty Investment Properties LLC	Delaware	100% TOLIC	Realty limited liability company

Transamerica Realty Services, LLC (“TRS”)	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate investments

Transamerica Retirement Communities S.F., Inc.	Delaware	100% TFC Properties, Inc.	Inactive

Transamerica Retirement Communities S.J., Inc.	Delaware	100% TFC Properties, Inc.	Inactive

Transamerica Securities Sales Corp.	Maryland	100% TSC	Life insurance sales

Transamerica Service Company (“TSC”)	Delaware	100% TIHI	Holding company

Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Trailer Leasing AG	Switzerland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing

Unicom Administrative Services, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Provider of admin. services

United Financial Services, Inc.	Maryland	100% AEGON USA, Inc.	General agency

Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator

USA Administration Services, Inc.	Kansas	100% TOLIC	Third party administrator

Valley Forge Associates, Inc.	Pennsylvania	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Furniture & equipment lessor

Veterans Insurance Services, Inc.	Delaware	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Special-purpose subsidiary

Veterans Life Insurance Company	Illinois	100% AEGON USA, Inc.	Insurance company

Westcap Investors, LLC	Delaware	100% Transamerica Investment Management, LLC	Inactive

Westcap Investors Series Fund, LLC	Delaware	Transamerica Investment Management, LLC is the Managing Member	This Series Fund is an unregistered investments vehicle for Transamerica Investment Management, LLC (former Westcap Investors, LLC) clients are Members

Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, Inc.	Insurance

WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China

WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing

WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

As of 1/1/2007	Page 11

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Reinsurance Limited	Bermuda	100% World Financial Group, Inc.	Reinsurance

WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer

World Financial Group Holding Company of Canada Inc.	Canada	100% TIHI	Holding company

World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency

World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing

World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer

Zahorik Company, Inc.	California	100% AUSA Holding Co.	Inactive

As of 1/1/2007	Page 12

Item 27.	Number of Contract Owners

As of February 28, 2007, there were 1997 Contract owners.

Item 28.	Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies producers for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Separate Account VA X, Separate Account VA Y; Separate Account VA-1, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Transamerica Corporate Separate Account Sixteen, Separate Account VL A and Separate Account VUL A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA QNY, Separate Account VA WNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Peoples Benefit Life Insurance Company Separate Account I, Peoples Benefit Life Insurance Company Separate Account II and Peoples Benefit Life Insurance Company Separate Account V. These accounts are separate accounts of Peoples Benefit Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA U, Separate Account VA V, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA-2L, Separate Account VA-5, and Transamerica Occidental Life Separate Account VUL-3. These accounts are separate accounts of Transamerica Occidental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA WM. This account is a separate account of Monumental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for AEGON/Transamerica Series Trust, Transamerica IDEX Mutual Funds and Transamerica Investors, Inc.

(b) Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter
Phillip S. Eckman	(2)	Director
Paula G. Nelson	(3)	Director, Chief Executive Officer and President
Larry N. Norman	(1)	Director
John Mallett	(1)	Director
Linda S. Gilmer	(1)	Executive Vice President – Finance
Frank A. Camp	(1)	Corporate Secretary
Michael W. Brandsma	(3)	Managing Director and Executive Vice President
Jay A. Hewitt	(2)	Managing Director and Executive Vice President
Robert R. Frederick	(1)	Managing Director and Executive Vice President
Lon J. Olejniczak	(1)	Managing Director and Executive Vice President
Courtney A. John	(3)	Chief Compliance Officer
Carol A. Sterlacci		Vice President
Darin D. Smith	(1)	Assistant Vice President
Brenda L. Smith		Assistant Vice President
Priscilla I. Hechler	(4)	Assistant Vice President and Assistant Secretary
Arthur D. Woods	(4)	Assistant Vice President
Dennis P. Gallagher	(4)	Assistant Vice President
Kyle A. Keelan	(4)	Assistant Vice President
Christy Post-Rissin	(4)	Assistant Vice President
Frank J. Rosa	(4)	Assistant Vice President
John W. Fischer	(4)	Assistant Vice President
Amy Boyle	(4)	Assistant Vice President
Clifton W. Flenniken, III	(5)	Assistant Vice President

(1) 4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001

(2) 600 S. Hwy 169, Suite 1800, Minneapolis, MN 55426

(3) 4600 S Syracuse St, Suite 1100, Denver, CO 80237-2719

(4) 570 Carillon Parkway, St. Petersburg, FL 33716

(5) 1111 North Charles Street, Baltimore, MD 21201

(c) Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(2)	Compensation on Redemption	Brokerage Commissions	Compensation
AFSG Securities Corporation(1)	$ 2,946,830	0	0	0
Transamerica Capital, Inc.	0	0	0	0

(1) Effective May 1, 2007, Transamerica Capital, Inc. replaced AFSG Securities Corporation as principal underwriter for the policies.

(2) Fiscal Year 2006

Item 30.	Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager of Regulatory Filing Unit, Transamerica Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 31.	Management Services.

All management Contracts are discussed in Part A or Part B.

Item 32.	Undertakings

(a)	Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Contract may be accepted.

(b)	Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica Life Insurance Company at the address or phone number listed in the Prospectus.

(d)	Transamerica Life Insurance Company hereby represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Life Insurance Company.

SECTION 403(B) REPRESENTATIONS

Transamerica Life Insurance Company represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

TEXAS ORP REPRESENTATION

The Registrant intends to offer policies to participants in the Texas Option Retirement Program. In connection with that offering, the Registrant is relying on Rule 6c-7 under the Investment Company Act of 1940 and is complying with, or shall comply with, paragraphs (a) – (d) of that Rule.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 23rd day of April, 2007.

SEPARATE ACCOUNT VA S

TRANSAMERICA LIFE INSURANCE
COMPANY
Depositor

*
Larry N. Norman
President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

* Ronald L. Ziegler	Director and Vice President	, 2007

Craig D. Vermie	Director, Senior Vice President, and Secretary and General Counsel	, 2007

* Larry N. Norman	Director, Chairman of the Board, and President	, 2007

* Arthur C. Schneider	Director, Chief Tax Officer, and Senior Vice President	, 2007

* Eric J. Martin	Vice President and Corporate Controller	, 2007

* Brenda K. Clancy	Director, Executive Vice President, and Chief Operations Officer	, 2007

* James A. Beardsworth	Treasurer and Senior Vice President	, 2007

/s/ Darin D Smith *By: Darin D. Smith	Attorney-in-Fact pursuant to powers of attorney filed previously and herewith	April 23, 2007

Registration No. 333-109913

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

FLEXIBLE PREMIUM VARIABLE ANNUITY - D

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*
(3)(a)(2)	Amendment No. 8 and Novation to Amended and Restated Principal Underwriting Agreement
(9)(a)	Opinion and Consent of Counsel
(9)(b)	Consent of Counsel
(10)(a)	Consent of Independent Registered Public Accounting Firm
(14)	Powers of Attorney

*	Page numbers included only in manually executed original.